                                                       Registration No. 33-14737
                                                                        811-5155

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1997.
    =======================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                            _______________________

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 12  /X/
                                    AND/OR
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                          AMENDMENT NO. 13       /X/

                            _______________________

                         CHUBB INVESTMENT FUNDS, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                               ONE GRANITE PLACE
                         CONCORD, NEW HAMPSHIRE 03301
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 603-226-5000
                        (REGISTRANT'S TELEPHONE NUMBER)

                          MICHAEL O'REILLY, PRESIDENT
                               ONE GRANITE PLACE
                         CONCORD, NEW HAMPSHIRE 03301
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES TO:

THOMAS H. ELWOOD, ESQ.                  JANE KANTER, ESQ.
Chubb Investment Funds, Inc.            Katten Muchin & Zavis
One Granite Place`                      1025 Thomas Jefferson Street, N.W.
Concord, NH 03301                       Washington, D.C. 20007


Approximate date of proposed public offering: It is proposed that this filing will become effective on May 1, 1997 pursuant to Rule 485(b).

     The Registrant has registered an indefinite number of amount of its shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice on February 27, 1997.

                         CHUBB INVESTMENT FUNDS, INC.

                             CROSS REFERENCE SHEET

     Cross reference sheet showing location in the Prospectus of information require by items in Part A of Form N-1A.

ITEM
NUMBER         HEADING IN PROSPECTUS
------         ---------------------
1              Cover Page

2              Fee Table

3              Condensed Financial Information

4              General Description, Investment Objectives and Policies, Special
               Investment Practices, Capital Stock

5              Management of the Company, Management Fees and Expenses,
               Distribution Plan

6              Capital Stock, Taxes and Dividends, Taxation of Shareholders

7              Purchase of Shares, Reduced Sales Charges, Distribution Plan,
               Determination of Net Asset Value, Shareholder Services

8              Redemption or Repurchase

9              (Legal Proceedings)*


_________


*Indicates inapplicable or negative

--------------------------------------------------------------------------------

                          CHUBB INVESTMENT FUNDS, INC.
                               ONE GRANITE PLACE

                          CONCORD, NEW HAMPSHIRE 03301

                                 (603) 226-5000

--------------------------------------------------------------------------------

  Chubb Investment Funds, Inc. (the "Company") was incorporated in Maryland on April 27, 1987. The Company is an open-end management investment company which is composed of seven separate funds, each of which is a distinct portfolio of investments having its own investment objectives and policies. Six of these funds are diversified companies and one, the Chubb Global Income Fund, is a non-diversified company. The names and investment objectives of the funds areas follows:

  Chubb Money Market Fund: to seek the highest possible level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term high-grade debt obligations. AN INVESTMENT IN THE CHUBB MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS AND ARE NOT SECURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE FDICOR ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  Chubb Government Securities Fund: to earn as high a level of income as is consistent with maintaining safety of principal by investing exclusively in debt obligations issued, guaranteed or collateralized by the United States Government, its agencies or its instrumentalities.

  Chubb Total Return Fund: to produce the highest total return through a combination of income and capital appreciation as is consistent with reasonable risk by investing in a portfolio of income-producing debt and equity securities.

  Chubb Tax-Exempt Fund: to provide a stable level of current income which is exempt from Federal income taxes, consistent with the preservation of capital, by investing primarily in investment-grade tax-exempt securities.

  Chubb Growth and Income Fund: to seek long-term growth by investing primarily in a wide range of equity issues that the Investment Manager believes will offer possibilities of capital appreciation and, secondarily, to seek a reasonable level of current income.

  Chubb Capital Appreciation Fund: to seek long term capital appreciation by investing primarily in equity securities.

  Chubb Global Income Fund: to seek high current income and capital appreciation by investing primarily in debt securities of domestic and foreign issuers. CERTAIN OF THE FUND'S INVESTMENTS MAY HAVE SPECULATIVE CHARACTERISTICS.

  This Prospectus sets forth concisely the information about the Company which a prospective investor should know before investing. Investors should retain this Prospectus for future reference. More information about the Company is included in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference.


  A copy of the Statement of Additional Information dated May 1, 1997 is available upon request and without charge by writing to the Company's distributor. Chubb Securities Corporation, P.O. Box 20061, One Granite Place, Concord, NH 03302 Attention: Marketing Department, or by calling 1-800-452-4822. Inquiries about the Company should be directed to the distributor at the same address or telephone number

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
    ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
FEE TABLE.................................................................  2
FINANCIAL HIGHLIGHTS......................................................  4
GENERAL DESCRIPTION....................................................... 11
PERFORMANCE AND YIELD INFORMATION......................................... 11
INVESTMENT OBJECTIVES AND POLICIES........................................ 11
  Chubb Money Market Fund................................................. 11
  Chubb Government Securities Fund........................................ 12
  Chubb Total Return Fund................................................. 13
  Chubb Tax-Exempt Fund................................................... 14
  Chubb Growth and Income Fund............................................ 15
  Chubb Capital Appreciation Fund......................................... 16
  Chubb Global Income Fund................................................ 17
SPECIAL INVESTMENT PRACTICES.............................................. 17
  Equity Securities....................................................... 18
  Repurchase Agreements................................................... 18
  Reverse Repurchase Agreements........................................... 18
  Foreign Securities, ADRs, EDRs and GDRs................................. 18
  Lending of Portfolio Securities......................................... 19
DERIVATIVES............................................................... 19
  Forward Foreign Currency Exchange Contracts............................. 19
  Cross Currency Hedges................................................... 20
  Writing Covered Call Options and Purchasing Put Options................. 20
  Swaps, Caps, Floors and Collars......................................... 21
  Restricted Securities................................................... 21
ADDITIONAL RISK FACTORS................................................... 22
PORTFOLIO TURNOVER........................................................ 23
MANAGEMENT OF THE COMPANY................................................. 23
MANAGEMENT FEES AND EXPENSES.............................................. 24
CAPITAL STOCK............................................................. 25
TAXES AND DIVIDENDS....................................................... 26
TAXATION OF SHAREHOLDERS.................................................. 26
PURCHASE OF SHARES........................................................ 27
REDUCED SALES CHARGES..................................................... 28
DISTRIBUTION PLAN......................................................... 30
DETERMINATION OF NET ASSET VALUE.......................................... 31
REDEMPTION OR REPURCHASE.................................................. 31
SHAREHOLDER SERVICES...................................................... 33
  Automatic Investment Program............................................ 33
  Systematic Withdrawal Plan.............................................. 33
  Exchange Privilege...................................................... 34
  Systematic Exchange Privilege........................................... 34
  Checkwriting Privilege.................................................. 34
  Individual Retirement Account........................................... 34

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   FEE TABLE

  The purpose of this Fee Table and Example is to assist in the understanding of the various costs and expenses arising from the operations of the Funds. For a discussion of the services provided to and the expenses paid by the Company regarding each Fund, see "MANAGEMENT OF THE COMPANY" and "MANAGEMENT FEES AND EXPENSES" in the Prospectus. See "EXCHANGE PRIVILEGE" in the Prospectus concerning exchanges between the Funds. For a description of the current range of sales charge rates and various methods available to reduce the applicable sales charge, see "PURCHASE OF SHARES" and "REDUCED SALES CHARGES" in the Prospectus.


  The Fee Table, including the Example below, illustrates fees and expenses that a shareholder of the funds may expect to incur based upon sales arrangements, and other recurring and nonrecurring expenses applicable to the shares of each Fund.


Shareholder Transaction Expenses

                                                                                    GROWTH
                                             MONEY   GOVERNMENT    TOTAL     TAX      AND       CAPITAL     GLOBAL
                                             MARKET  SECURITIES   RETURN   EXEMPT   INCOME   APPRECIATION   INCOME
                                              FUND      FUND       FUND     FUND     FUND        FUND        FUND
                                             ------  -----------  -------  -------  -------  -------------  -------
Maximum Sales Charge imposed on Purchases
 (as a percentage of offering price)........      0        3.00%    5.00%    3.00%    5.00%          5.00%    3.00%

  Because each Fund may charge an asset-based sales charge of up to 0.25% per year based on its average daily net asset value, long-term shareholders in the Funds may pay more than the economic equivalent of the maximum front-end sales charges currently permitted by the NASD.

Annual Operating Expenses
 (Restated After Waivers and Assumptions of Fees and Expenses and a reduction in 12b-1 fees waived by Chubb Securities Corporation)
(As a Percentage of Average Daily Net Assets)


                                                                                                   GROWTH
                                                         MONEY      GOVERNMENT   TOTAL      TAX      AND      CAPITAL       GLOBAL
                                                         MARKET     SECURITIES   RETURN   EXEMPT   INCOME    APPRECIATION   INCOME
                                                          FUND         FUND       FUND     FUND     FUND         FUND        FUND
                                                       ----------   ----------   ------   ------   -------   ------------   ------
Management Fees & Administrative Fees
  (after fee waiver)                                         0.15%        0.45%    0.45%    0.45%     0.45%          0.45%    0.70%
12b-1 Fees (after fee waiver)                                0.15%        0.25%    0.25%    0.25%     0.25%          0.25%    0.25%
Other Expenses                                               0.20%        0.30%    0.55%    0.30%     0.55%          0.55%    0.80%
Total Fund Operating Expenses
  (after fee waiver)                                         0.50%        1.00%    1.25%    1.00%     1.25%          1.25%    1.75%



  Absent any waiver or assumption of fees and expenses except pursuant to the most restrictive state expense limitation provision, "Total Fund Operating Expenses" for the fiscal year ended December 31, 1996 would have been 1.21%, 1.60%, 1.59%, 1.65%, 1.58%, 1.81% and 1.68% for the Money Market Fund, the
Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund, the Growth and Income Fund, Capital Appreciation Fund and Global Income Fund, respectively. Such expenses would have been comprised of Management Fees of 0.50%, 0.65%, 0.65%, 0.65%, 0.65%, 0.65% and 0.65%; 12b-1 fees of 0.25%, 0.50%,
0.50%, 0.50%, 0.50%, 0.50% and 0.50%; and Other Expenses of 0.46%; 0.45%; 0.44%;
0.50%; 0.43%; 0.66% and 0.53% for the Money Market Fund; the Government Securities Fund; the Total Return Fund; the Tax Exempt Fund; the Growth and Income Fund; Capital Appreciation Fund and Global Income Fund, respectively.

Example (Restated After Waiver of Fees and Assumption of Expenses)

  An investor in each Fund would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

             FUND                1 YEAR   3YEARS  5 YEARS  10 YEARS
             ----                -------  ------  -------  --------
Money Market Fund(1)                 $ 5     $16     $ 29      $ 64
Government Securities Fund(2)        $40     $62     $ 85      $152
Total Return Fund(3)                 $62     $89     $117      $198
Tax-Exempt Fund(2)                   $40     $62     $ 85      $152
Growth and Income Fund(3)            $62     $89     $117      $198
Capital Appreciation Fund(3)         $62     $89     $117      $198
Global Income Fund(2)                $48     $85     $125      $236

_____________
(1)  No load
(2)  3.00% sales load
(3)  5.00% sales load


  There are no charges imposed upon redemption; however, shareholders who elect to use a wire transfer to effect payment directly to their bank account will be charged a fee, currently $12.00, to cover the cost of this transfer.

  The Example should not be considered representative of past or future fees and expenses for each Fund. ACTUAL FEES AND EXPENSES FOR ANY FUND MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

                             FINANCIAL HIGHLIGHTS

  The following tables should be read in conjunction with the financial statements and report of Ernst & Young LLP, independent auditors, which are available upon request and without charge by calling 1-800-452-4822, and which are incorporated by reference into the Statement of Additional Information.


For a share outstanding throughout the year (A):


                                                                     CHUBB MONEY MARKET FUND
                             -----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------------
                                1996         1995         1994         1993         1992         1991         1990         1989
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
 of
 year......................  $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000

INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income             .049         .050         .034         .025         .030         .052         .071         .082
 Net realized and
  unrealized gains
  (losses) on securities...  ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Total from investment
 operations................        .049         .050         .034         .025         .030         .052         .071         .082
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........       (.049)       (.050)       (.034)       (.025)       (.030)       (.052)       (.071)       (.082)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................
 Distributions in  excess
  of
  capital gains............
 Returns of capital........
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
 Total distributions.......       (.049)       (.050)       (.034)       (.025)       (.030)       (.052)       (.071)       (.082)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 year......................  $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

Total Return (C)...........        4.86%        5.16%        3.41%        2.50%        3.00%        5.20%        7.10%        8.20%
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (E)..............         .50%         .50%         .50%         .50%         .50%         .50%         .50%          --
 Net investments income            4.71%        5.05%        3.43%        2.48%        3.06%        5.25%        7.10%        7.88%
Portfolio Turnover Rate (F)        N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
Average Commission Rate Paid (G)   N/A
Net Assets, At End of Year.  $8,854,016   $7,620,206   $7,494,743   $5,225,178   $4,212,869   $4,410,966   $4,144,116   $2,839,724
                                   1988         1987(B)
                                ----------    ----------
Net asset value, beginning
 of
 year......................     $    1.000    $  1.000
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....           .061        .002
 Net realized and
  unrealized gains
  (losses) on securities...     ----------    --------
Total from investment
 operations................           .061        .002
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........          (.061)      (.002)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................
 Distributions in  excess
  of
  capital gains............
 Returns of capital........
                                ----------    --------
 Total distributions.......
                                     (.061)      (.002)
Net asset value, end of         ----------    --------
 year......................
                                $    1.000    $  1.000
                                ==========    ========
Total Return (C)...........           6.10%  0.20%(D)
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (E)..............             --          --
 Net investments income               6.75%       3.96%
Portfolio Turnover Rate (F)     N/A          N/A
Average Commission Rate Paid (G)
Net Assets, At End of Year.     $1,456,395    $101,338


________________


(A) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.


(B) Per share data calculated from the date shares of the Money Market Fund were first sold to the public on December 18, 1987. Ratios to average net assets have been annualized.


(C) Total return assumes reinvestment of all dividends during the year. Investment returns and principal values may fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(D)  Not annualized.


(E) A portion of all related party fees of the Fund have been waived for 1996, 1995, 1994, 1993, and 1992. All related party fees have been waived and all other expenses of the Fund have been assumed in part for 1991 and 1990, and in their entirety for the prior fiscal periods by Chubb Life. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.21% in 1996, 1.31% in 1995, 1.31% in 1994, 1.50% in 1993, 2.38% in 1992, and 2.50% in 1991, 1990 and 1989,
     and 2.00% in 1988 and 1987, pursuant to the most restrictive state limitation.


(F) There were no purchases and/or sales of securities other than short-term obligations during the year. Therefore, the portfolio turnover has not been calculated.


(G) During the year, the fund held less than 10% of the value of average net assets in equity securities. Therefore, the Average Commission Rate Paid has not been calculated.


                      SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:


                                                                CHUBB GOVERNMENT SECURITIES FUND
                             ---------------------------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 1996         1995          1994           1993          1992         1991         1990
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Net assets value,
 beginning of
 year......................  $    10.780   $     9.750   $    10.710    $    10.700   $   11.160   $   10.360   $   10.330
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....         .623          .636          .607           .770         .766         .750         .815
 Net realized and
  unrealized gains
  (losses) on securities...        (.300)        1.030         (.960)          .199         .021         .838         .049
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
 Total from investment
  operations...............         .323         1.666         (.353)          .969         .787        1.588         .864
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........        (.623)        (.636)        (.607)         (.770)       (.766)       (.750)       (.815)
 Dividends in excess of net
  investment incomes.......
 Distributions from capital
  gains....................                                                   (.170)       (.481)       (.038)       (.019)
 Distributions in excess of
  capital gains............                                                   (.019)
 Returns of capital........
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
 Total distributions.......        (.623)        (.636)        (.607)         (.959)      (1.247)       (.788)       (.834)
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Net asset value, end of
 year......................  $    10.480   $    10.780   $     9.750    $    10.710   $   10.700   $   11.160   $   10.360
                             ===========   ===========   ===========    ===========   ==========   ==========   ==========
 Total Return (B)..........         3.19%        17.50%        (3.34%)         9.29%        7.44%       15.97%        8.90%
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............          .93%         1.00%         1.00%          1.00%        1.00%        1.00%        1.05%
 Net investment income.....         5.94%         6.16%         5.96%          7.04%        6.94%        7.12%        8.05%
Portfolio Turnover Rate           140.94%       276.56%       113.36%        197.08%      310.29%       26.96%       24.78%
Average Commission Rate Paid (E)    N/A
Net Assets, At End of Year   $12,818,450   $13,886,478   $12,534,640    $14,679,255   $7,392,150   $4,080,963   $2,109,061
                                1989         1988        1987(A)
                             ----------   ----------   ----------
Net assets value,
 beginning of
 year......................  $    9.890   $   10.000   $   10.000
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....        .914         .916         .047
 Net realized and
  unrealized gains
  (losses) on securities...        .463        (.071)
                             ----------   ----------   ----------
 Total from investment
  operations...............       1.377         .845         .047
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........       (.914)       (.916)       (.047)
 Dividends in excess of net
  investment incomes.......
 Distributions from capital
  gains....................       (.006)      (0.039)
 Distributions in excess of
  capital gains............
 Returns of capital........       (.017)
                             ----------   ----------   ----------
 Total distributions.......       (.937)       (.955)       (0.47)
                             ----------   ----------   ----------
Net asset value, end of
 year......................  $   10.330   $    9.890   $   10.000
                             ==========   ==========   ==========
 Total Return (B)..........       14.52%        8.68%        0.47%(C)
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............          --           --           --
 Net investment income.....        9.06%        9.07%        7.52
Portfolio Turnover Rate            5.93%       42.63%          --
Average Commission Rate Paid (E)
Net Assets, At End of Year   $1,612,229   $1,279,499   $1,105,959


_________________


(A) Per share data calculated from the date shares of the Government Securities Fund were first sold to the public on December 10, 1987. Ratios to average net assets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)    Not annualized.


(D) A portion of all related party fees of the Fund have been waived for 1996, 1995, 1994, 1993 and 1992. All related party fees have been waived and all other expenses of the Fund have been assumed in part for 1991 and 1990, and in their entirety for the prior fiscal periods by Chubb Life. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.60% in 1996, 1.70% in 1995, 1.71% in 1994, 1.89% in 1993, 2.50% in 1992, 1991, 1990 and 1989, and 2.00% in 1988
     and 1987, pursuant to the most restrictive state limitation.


(E) During the year, the fund held less than 10% of the value of average net assets in equity securities. Therefore, the Average Commission Rate Paid has not been calculated.


                      SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:
                                                                 CHUBB TOTAL RETURN FUND
                             -------------------------------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------------

                                1996          1995          1994           1993          1992          1991         1990
                             -----------   -----------   -----------    -----------   -----------   ----------   ----------
Net asset value, beginning
 of year...................  $    15.960   $    13.230   $    15.010    $    13.890   $    13.850   $   11.270   $   12.090
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....         .370          .373          .373           .405          .382         .387         .437
 Net realized and
  unrealized
  gains (losses) on
  securities...............        2.321         3.586         (.994)         1.529          .577        2.870        (.493)
                             -----------   -----------   -----------    -----------   -----------   ----------   ----------
 Total from investment
  operations...............        2.691         3.959         (.621)         1.934          .959        3.257        (.056)
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........        (.370)        (.373)        (.373)         (.405)        (.382)       (.387)       (.437)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................                      (.871)        (.692)         (.786)        (.409)       (.537)       (.290)
 Distributions in excess of
  capital gains............                                    (.164)
 Returns of capital.
                             -----------   -----------   -----------    -----------   -----------   ----------   ----------
 Total distributions.......       (1.241)       (1.229)       (1.159)         (.814)        (.919)       (.677)       (.764)
                             -----------   -----------   -----------    -----------   -----------   ----------   ----------
 Net asset value, end of
  year.....................  $    17.410   $    15.960   $    13.230    $    15.010   $    13.890   $   13.850   $   11.270
                             ===========   ===========   ===========    ===========   ===========   ==========   ==========
 Total Return (B)..........        17.04%        30.13%        (4.21%)        14.03%         7.11%       29.23%        (.51%)
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............         1.08%         1.08%         1.00%          1.00%         1.00%        1.00%        1.02%
 Net investment income.....         2.26%         2.45%         2.66%          2.83%         2.97%        3.26%        3.93%
Portfolio Turnover Rate            27.01%        57.62%        37.53%         66.15%        73.89%      106.90%      110.09%
Average Commission Rate Paid $    0.0700
Net Assets, At End of Year   $31,064,099   $22,171,326   $16,431,195    $14,360,086   $10,000,441   $5,259,055   $1,963,120
                                 1989        1988       1987(A)
                              ----------   --------   --------
Net asset value, beginning
 of year...................   $   10.510   $ 10.210   $ 10.240
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.....         .592       .535       .025
 Net realized and
  unrealized
  gains (losses) on
  securities...............        2.020       .308      (.015)
                              ----------   --------   --------
 Total from investment
  operations...............        2.612       .843       .010
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net
  investment income........        (.607)     (.523)     (.040)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................        (.327)     (.425)     (.020)
 Distributions in excess of
  capital gains............
 Returns of capital.
                              ----------   --------   --------
 Total distributions.......       (1.032)     (.543)     (.040)
                              ----------   --------   --------
 Net asset value, end of
  year.....................   $   12.090   $ 10.510   $ 10.210
                              ==========   ========   ========
 Total Return (B)..........        25.48%      8.31%  0.09%(C)
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............           --         --         --
 Net investment income.....         5.25%      6.22%      4.96%
Portfolio Turnover Rate           105.49%    121.60%        --
Average Commission Rate Paid
Net Assets, At End of Year    $1,237,868   $797,447   $103,070


_________________


(A) Per share data calculated from the date shares of the Total Return Fund were first sold to the public on December 18, 1987. Ratios to average net a ssets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)    Not annualized.


(D) A portion of all related party fees of the Fund have been waived for 1996, 1995, 1994, and 1993. All related party fees have been waived and all other expenses of the Fund have been assumed in part for 1992, 1991 and 1990, and in their entirety for the prior fiscal periods by Chubb Life. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.59% in 1996, 1.70% in 1995, 1.73% in 1994, 1.93% in 1993, 2.41% in 1992, 2.50% in 1991, 1990 and 1989, and 2.00%
     in 1988 and 1987, pursuant to the most restrictive state limitation.


                       SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:


                                                                    CHUBB TAX-EXEMPT FUND
                             ---------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 1996          1995          1994           1993         1992         1991         1990
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Net asset value, beginning
 of
 year......................  $    12.330   $    11.220   $    12.580    $    11.740   $   11.380   $   10.880   $   11.010
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income......         .611          .621          .618           .583         .619         .634         .653
Net realized and unrealized
 gains (losses) on
  securities...............        (.137)        1.132        (1.360)          .850         .401         .500        (.115)
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Total from investment
 operations................         .474         1.753         (.742)         1.433        1.020        1.134         .538
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from  net
  investment income........        (.611)        (.621)        (.618)         (.583)       (.619)       (.634)       (.653)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................                      (.043)        (.010)                      (.004)       (.041)
 Distributions in excess of
  capital gains............                                    (.012)                      (.006)
 Returns of capital
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
 Total distributions.......        (.654)        (.643)        (.618)         (.593)       (.660)       (.634)       (.668)
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Net asset value, end of
 year......................  $    12.150   $    12.330   $    11.220    $    12.580   $   11.740   $   11.380   $   10.880
                             -----------   -----------   -----------    -----------   ----------   ----------   ----------
Total Return (B)...........         4.00%        15.88%        (5.97%)        12.42%        9.19%       10.71%        5.10%
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............          .98%         1.00%         1.00%          1.00%        1.00%        1.00%        1.05%
 Net investment income.....         5.00%         5.20%         5.21%          4.81%        5.40%        5.80%        6.15%
Portfolio Turnover Rate            16.29%         7.39%         8.37%          1.55%       17.11%        4.41%       26.13%
Average Commission Rate Paid (E)           N/A
Net Assets, At End of Year.  $15,061,382   $15,259,349   $13,973,939    $16,406,372   $9,250,893   $6,734,020   $4,326,788
                                  1989         1988        1987(A)
                               ----------   ----------   ----------
Net asset value, beginning
 of
 year......................    $   10.680   $   10.110   $   10.002
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income......          .773         .792         .037
Net realized and unrealized
 gains (losses) on
  securities...............          .426         .571         .108
                               ----------   ----------   ----------
Total from investment
 operations................         1.199        1.363         .145
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from  net
  investment income........         (.773)       (.792)       (.037)
 Dividends in excess of net
  investment income........
 Distributions from capital
  gains....................         (.015)       (.096)       (.001)
 Distributions in excess of
  capital gains............
 Returns of capital
                               ----------   ----------   ----------
 Total distributions.......         (.869)       (.793)       (.037)
                               ----------   ----------   ----------
Net asset value, end of
 year......................    $   11.010   $   10.680   $   10.110
                               ----------   ----------   ----------
Total Return (B)...........         11.58%       14.06%        1.37%(C)
RATIOS TO AVERAGE NET
 ASSET:
 Expenses (D)..............            --           --           --
 Net investment income.....          7.32%        7.70%        5.91%
Portfolio Turnover Rate             14.14%       13.06%          --
Average Commission Rate Paid (E)
Net Assets, At End of Year.    $3,004,074   $1,569,279   $1,112,656


________________________


(A) Per share data calculated from the date shares of the Tax-Exempt Fund were first sold to the public on December 10, 1987. Ratio to average net assets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)    Not annualized.


(D) A portion of all related party fees of the Fund have been waived for 1996, 1995, 1994 and 1993. All related party fees have been waived and all other expenses of the Fund have been assumed in part for 1992, 1991 and 1990, and in their entirety for the prior fiscal periods by Chubb Life. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.65% in 1996, 1.79% in 1995, 1.80% in 1994, 1.97% in 1993, 2.42% in 1992, 2.50% in 1991, 1990 and 1989, and 2.00%
     in 1988 and 1987, pursuant to the most restrictive state limitation.


(E) During the year, the fund held less than 10% of the value of average net assets in equity securities. Therefore, the Average Commission Rate Paid has not been calculated.


                      SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:


                                                                       CHUBB GROWTH AND INCOME FUND
                                    ---------------------------------------------------------------------------------------------
                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------------
                                        1996          1995          1994           1993         1992         1991          1990
                                    ---------------------------------------------------------------------------------------------
Net asset value, beginning
 of year........................... $    18.580   $    14.770   $    16.700    $    15.140   $   14.830   $   11.950   $   13.040
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.............        .250          .204          .247           .277         .214         .243         .244
 Net realized and unrealized
  gains (losses) on securities.....       3.931         5.042         (.954)         2.039         .794        3.756        (.664)
                                    -----------   -----------   -----------    -----------   ----------   ----------   ----------
 Total from investment operations..       4.181         5.246         (.707)         2.316        1.008        3.999        (.420)
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net investment
  income...........................       (.250)        (.204)        (.247)         (.277)       (.214)       (.243)       (.244)
 Dividends in excess of net
  investment income................
 Distributions from capital
  gains............................      (1.471)        (.885)        (.976)         (.479)       (.484)       (.876)       (.426)
 Distributions in excess of
  capital gains....................                     (.346)
 Returns of capital................                     (.001)
                                    -----------   -----------   -----------    -----------   ----------   ----------   ----------
 Total distributions...............      (1.721)       (1.436)       (1.223)         (.756)       (.698)      (1.119)       (.670)
                                    -----------   -----------   -----------    -----------   ----------   ----------   ----------
Net asset value, end of year....... $    21.040   $    18.580   $    14.770    $    16.700   $   15.140   $   14.830   $   11.950
                                    ===========   ===========   ===========    ===========   ==========   ==========   ==========
Total Return (B)...................       22.50%        35.52%        (4.26%)        15.29%        6.84%       33.48%       (3.36%
RATIOS TO AVERAGE NET ASSETS:
 Expenses (D)......................        1.06%         1.08%         1.00%          1.00%        1.00%        1.00%        1.04%
 Net investment income.............        1.29%         1.20%         1.66%          2.04%        1.82%        2.34%        2.78%
Portfolio Turnover Rate............       44.50%        37.59%        46.17%         81.96%       87.87%      152.56%      152.93%
Average Commission Rate Paid....... $    0.0700
Net Assets, At End of Year......... $40,281,849   $29,144,161   $18,679,228    $14,885,337   $9,457,836   $4,445,996   $1,758,808
                                    ---------------------------------------
                                        1989          1988          1987(A)
                                    ---------------------------------------
Net asset value, beginning
 of year........................... $    10.830   $    10.580   $    10.610
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.............        .385          .246          .017
 Net realized and unrealized
  gains (losses) on securities.....       3.080          .229         (.027)
                                    -----------   -----------   -----------
 Total from investment operations..       3.465          .475         (.010)
LESS DISTRIBUTIONS TO
 SHAREHOLDERS
 Dividends from net investment
  income...........................       (.414)        (.225)        (.020)
 Dividends in excess of net
  investment income................
 Distributions from capital
  gains............................       (.841)
 Distributions in excess of
  capital gains....................
 Returns of capital
 Total distributions...............      (1.255)        (.225)        (.020)
                                    -----------   -----------   -----------
Net asset value, end of year.......    $ 13.040      $ 10.830      $ 10.580
                                    ===========   ===========   ===========
Total Return (B)...................       32.08%         4.43%        (0.09)(C)
RATIOS TO AVERAGE NET ASSETS:
 Expenses (D)......................          --            --            --
 Net investment income.............        3.35%         3.72%         3.27%

Portfolio Turnover Rate............      135.04%        86.62%           --
Average Commission Rate Paid
Net Assets, At End of Year.........    $961,395      $655,146      $106,776


_________________


(A) Per share data calculated from the date shares of the Growth and Income Fund were first sold to the public on December 18, 1987. Ratios to average net assets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)  Not annualized.


(D) A portion of all related party fees of the Fund have been waived for 1996, 1995, 1994, and 1993. All related party fees have been waived and all other expenses of the Fund have been assumed in part for 1992, 1991 and 1990, and in their entirety for the prior fiscal periods by Chubb Life. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.58% in 1996, 1.69% in 1995, 1.71% in 1994, 1.92% in 1993, 2.50% in 1992, 1991, 1990 and 1989, and 2.00% in 1988
     and 1987, pursuant to the most restrictive state limitation.





                       SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:


                                                              CHUBB CAPITAL APPRECIATION FUND
                                                      --------------------------------------------------
                                                                                       PERIOD FROM
                                                                                       SEPTEMBER 1,
                                                                                       1995 THROUGH
                                                                                        DECEMBER 31,
                                                         1996                             1995 (A)
                                                      --------------------------------------------------
Net asset value, beginning of year..................         $   10.400                 $   10.000
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..............................              0.067                      0.037
 Net realized and unrealized gains on securities....              2.796                      0.422
                                                             ----------                 ----------

 Total from investment operations...................              2.863                      0.459
LESS DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income...............              (.067)                    (0.037)
 Dividends in excess of net investment income ......
 Distributions from capital gains...................              (.206)                    (0.022)
 Distributions in excess of capital gains...........
 Returns of capital.................................
 Total distributions................................              (.273)                    (0.059)
                                                             ----------                 ----------
Net asset value, end of year........................         $   12.990                 $   10.400
                                                             ----------                 ----------
 Total Return (B)...................................              27.53%                      4.60%
RATIOS TO AVERAGE NEW ASSETS:
 Expenses (D).......................................               1.13%                      1.25%(C)
 Net investment income..............................               0.86%                      1.38%(C)
Portfolio Turnover Rate.............................              41.97%                      2.73%
Average Commission Rate Paid........................         $   0.0700
Net Assets, At End of Year..........................         $6,440,571                 $1,596,254


______________


(A) Per share data calculated from the date shares of the Capital Appreciation Fund were first sold to the public on: September 1, 1995. Ratios to average net assets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)  Per share data and ratios calculated on an annualized basis.


(D) A portion of all related party fees of the Fund have been waived for 1996 and 1995. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.81% in 1996 and 2.50% in 1995; pursuant to the most restrictive state limitation.


                       SEE NOTES TO FINANCIAL STATEMENTS.

For a share outstanding throughout the year:


                                                                         CHUBB GLOBAL INCOME FUND
                                                         -------------------------------------------------
                                                                                           PERIOD FROM
                                                                                           SEPTEMBER 1,
                                                                                           1995 THROUGH
                                                                                            DECEMBER 31,
                                                             1996                             1995 (A)
                                                         -------------------------------------------------
Net asset value, beginning of year.....................        $    10.210                $    10.000
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.................................              0.551                      0.116
 Net realized and unrealized gains on  securities......              0.030                      0.210
                                                               -----------                -----------
 Total from investment operations......................              0.581                      0.326
LESS DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income..................             (0.485)                    (0.116)
 Dividends in excess of net investment income..........             (0.066)
 Distributions from capital gains......................
 Distributions in excess of capital gains..............
 Returns of capital....................................
 Total distributions...................................             (0.551)                    (0.116)
                                                               -----------                -----------
Net asset value, end of year...........................        $    10.240                $    10.210
                                                               -----------                -----------
 Total Return (B)......................................               5.95%                      3.27%
RATIOS TO AVERAGE NET ASSETS:
 (ANNUALIZED)
 Expenses (D)..........................................               1.23%                      1.75%(C)
 Net investment income.................................               5.49%                      4.48%(C)
Portfolio Turnover Rate................................              80.70%                     14.16%
Average Commission Rate Paid (E).......................                N/A
Net Assets, At End of Year.............................        $12,226,878                $10,705,562



(A) Per share data calculated from the date shares of the Global Income Fund were first sold to the public on September 1, 1995. Ratios to average net assets have been annualized.


(B) Total return assumes reinvestment of all dividends during the year and does not reflect deduction of sales charge. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.


(C)  Per share data and ratios calculated on an annualized basis.


(D) A portion of all related party fees of the Fund have been waived for 1996 and 1995. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 1.68% in 1996 and 2.14% in 1995; pursuant to the most restrictive state limitation.


(E) During the year, the fund held less than 10% of the value of average net assets in equity securities. Therefore, the Average Commission Rate Paid has not been calculated.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              GENERAL DESCRIPTION

     Chubb Investment Funds, Inc. (the "Company") is currently composed of seven separate Funds, namely the Chubb Money Market Fund ("Money Market Fund"), the Chubb Government Securities Fund ("Government Securities Fund"), the Chubb Total Return Fund ("Total Return Fund"), the Chubb Tax-Exempt Fund ("Tax-Exempt Fund"), the Chubb Growth and Income Fund, formerly known as the Chubb Growth Fund, ("Growth and Income Fund"), the Chubb Capital Appreciation Fund (the "Capital Appreciation Fund"), the Chubb Global Income Fund (the "Global Income Fund") (collectively, the "Funds"). Each Fund is a distinct portfolio of investments having its own investment objectives and policies.

     The investment manager with respect to each Fund is Chubb Asset Managers, Inc. (the "Investment Manager"), a wholly-owned subsidiary of The Chubb Corporation. The investment administrator with respect to each Fund is Chubb Investment Advisory Corporation (the "Investment Administrator"), a wholly-owned subsidiary of Chubb Life Insurance Company of America ("Chubb Life"), which is a wholly-owned subsidiary of The Jefferson Pilot Corporation, a North Carolina Corporation.

     The distributor of the shares of the Company is Chubb Securities Corporation (the "Distributor"), a New Hampshire corporation, which is a wholly-owned subsidiary of Chubb Life. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers. The Distributor is registered as a broker-dealer in 50 states, the District of Columbia, the U.S. Virgin Islands, Guam and Puerto Rico.

                       PERFORMANCE AND YIELD INFORMATION

     From time to time, the Company may advertise the yield and/or the average total return of some or all of its seven funds; the Tax-Exempt Fund may advertise tax equivalent yields, as well. These figures are based on historical information and are not intended to indicate future performance.


     The Money Market Fund's yield quotations represent the Fund's investment income, less expenses, expressed as a percentage of assets on an annualized basis for a specified seven-day period. The yield is expressed as both a simple annualized yield and a compound effective yield. The yield for the non-money market Funds is calculated by dividing the specified Fund's net investment income per share during a recent 30-day period by the maximum offering price per share of that Fund on the last day of the period.

     The average annual total return quotations of the Funds are determined by computing the average annual percentage change in value of a $1,000 investment, made at the maximum current public offering price for certain specified periods. This computation assumes (i) reinvestment of all dividends and distributions in shares of the Fund and (ii) all recurring fees are included for applicable periods and the maximum current sales load is deducted from the initial investment.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of each Fund, and certain fundamental restrictions which are discussed in the Statement of Additional Information, may not be changed without the approval of the shareholders of the Fund that is affected by such change. The investment policies of a Fund used to achieve the Fund's objectives that are non-fundamental may be changed by the Company's Board of Directors without the approval of the shareholders.

     Each Fund's investments will be subject to market fluctuations and risks inherent in all securities, and there can be no assurance that a Fund's stated objectives will be realized.

CHUBB MONEY MARKET FUND

     Investment Objectives. The investment objective of the Money Market Fund is to seek the highest possible level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing primarily in short-term high-grade debt obligations.

     Investment Policies. The Money Market Fund invests only in securities with remaining maturities of 13 months or less that present minimal credit risk and are "eligible securities" as defined by Rule 2a-7 of the 1940 Act. "Eligible Securities" must present minimal credit risks and, at the time of acquisition, must be (1) securities which have been rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), that have issued a rating with respect to such securities or issuers of such securities or by one NRSRO if that security or issuer has been rated only by one NRSRO ("Requisite NRSRO's") or (2) unrated securities of comparable investment quality. The Fund will invest at least 95% of its total assets in eligible securities that are rated or whose issuers are rated within the highest rating category for short-term debt obligations by the requisite NRSROs or unrated securities of comparable quality. Such eligible securities include, primarily, debt obligations that are issued or guaranteed as to the timely payment of principal and interest by the United States Government (such as U.S. Treasury bills, notes and bonds), its agencies (such as the Federal Housing Administration and the Government National Mortgage Association), or its instrumentalities (such as the Federal Home Loan Bank and the Federal National Mortgage Association), and short-term corporate debt (such as commercial paper). The Money Market Fund may also invest in (1) time deposits having remaining maturities of seven (7) days or less of banks, including foreign branches of United States banks and United States branches of foreign banks, (2) certificates of deposit of banks which are members of the Federal Deposit Insurance Corporation, including foreign branches of United States banks and United States branches of foreign banks, (3) banker's acceptances, or other bank obligations that are collateralized by underlying merchandise issued by banks, and (4) Canadian, German, British or Japanese government treasury bills issued and guaranteed as to the timely payment of principal and interest by the respective country's government and payable in United States dollars with remaining maturities of 13 months or less at the time of purchase. For a discussion of certain risks involving U.S. dollar-denominated foreign money market securities, see "SPECIAL INVESTMENT PRACTICES--Foreign Securities" below. Foreign obligations purchased by the Fund will be limited to 10% of the Fund's total assets. The Money Market Fund may also enter into repurchase agreements involving the types of securities listed above. See "SPECIAL INVESTMENT PRACTICES" below.

     The Investment Manager will select investments, taking into consideration rates, terms, and marketability of obligations as well as the capitalization, earnings, liquidity, and other indicators of the financial condition of the issuers. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Money Market Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 13 months or less.

     The Money Market Fund's price per share will be determined in accordance with the amortized cost valuation method, under which the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will attempt to maintain a constant net asset value of $1.00 per share.

     Risk Factors. The principal risk factors associated with an investment in the Money Market Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Money Market Fund's assets. Both the financial and market risks of an investment in the Money Market Fund are expected to be less than those for the other six Funds.

CHUBB GOVERNMENT SECURITIES FUND

     Investment Objectives. The objective of the Government Securities Fund is to earn as high a level of income as is consistent with maintaining safety of principal by investing exclusively in debt obligations issued, guaranteed or collateralized by the United States Government, its agencies or instrumentalities.

     Investment Policies. The Government Securities Fund invests in a variety of U.S. Treasury obligations, which may differ in their interest rate, maturities and time of issuance, including U.S. Treasury bills with a maturity of 1 year or less, U.S. Treasury notes with a maturity of 1 to 10 years and U.S. Treasury bonds with a maturity in excess of 10 years.

     The Government Securities Fund also invests in debt obligations which are issued, collateralized or guaranteed by the United States Government, its agencies or instrumentalities, such as: (1) Government National Mortgage Association ("GNMA") mortgage-backed pass-through certificates ("Ginnie Maes") that are guaranteed as to timely payment of interest and principal by GNMA and backed by the full faith and credit of the United States Treasury; (2) mortgage-backed pass-through securities guaranteed as to the timely payment of interest and the full return of principal by the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States Government; (3) debt of each of the Federal Home Loan Banks, instrumentalities of the United States Government which have the right to borrow a specific amount from the United States Treasury; and (4) pass-through debt certificates ("Fannie Maes") issued and guaranteed as to timely payment of principal and interest by the Federal National Mortgage Association ("FNMA"), a government-sponsored corporation owned by private stockholders and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, and (5) other types of mortgage-backed securities issued by governmental entities, such as FHLMC and FNMA, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are bond-like securities collateralized by conventional mortgages, issued in multiple classes, thus providing investors with either short, intermediate or long maturities. REMICs, created under the Tax Reform Act of 1986, are similar in structure to CMOs and are used as conduits for holding fixed pool of mortgages secured by real property. REMICs may issue multiple classes of interests. The Government Securities Fund will not invest in residual interests of REMICs and CMOs due to the volatile nature of such investments. Obligations of FHLMC and FNMA are not backed by the full faith and credit of the United States Treasury. While the United States Government provides financial support to government-sponsored agencies and instrumentalities, there can be no assurance that it will continue to do so since it is not obligated to by law. The Government Securities Fund may also enter into repurchase agreements collateralized by the securities listed above. See "SPECIAL INVESTMENT PRACTICES" below.

     The Government Securities Fund may enter into agreements with certain broker-dealers, with respect to no more than 10% of the Fund's total assets, to buy United States Government securities for future delivery. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the date of the commitment to purchase. Contracts that provide for the future delivery of securities on a "forward commitment," "when-issued" or a "delayed delivery basis" are usually purchased at a price lower than the current market price for similar mortgage instruments having the same interest rate. The securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, their value may be more or less than the purchase price. The Fund will normally receive a fee for entering into forward commitment contracts. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information.

     In order to enhance current income or reduce market interest rate risks, the Government Securities Fund may engage in a variety of hedging strategies involving the use of exchange-traded options and futures transactions. The Government Securities Fund may, at times, write covered call options or purchase put options with respect to certain of its portfolio securities, and will purchase or write such options on interest rate futures contracts and appropriate securities indexes. The Government Securities Fund may also purchase or sell interest rate futures contracts. In addition, the Government Securities Fund may also enter into closing purchase and sale transactions with respect to such options and futures. See "SPECIAL INVESTMENT PRACTICES" below regarding the Fund's use of options and futures contracts and risk considerations involving such instruments.

     The Investment Manager anticipates that the Fund's average portfolio maturity will not exceed 15 years, with the precise term to maturity dependent upon general market and economic conditions.

     Risk Factors. The value of the debt securities held by the Government Securities Fund will change as interest rates fluctuate. An increase in market interest rates or prior payment of mortgage-backed securities will generally reduce the value of this Fund's investments, and a decline in market interest rates will generally increase the value of this Fund's investments. GNMA securities and other mortgage-backed securities in which the Fund invests, may not be an effective means of "locking in" long-term interest rates as the Fund must reinvest scheduled and unscheduled principal payments. At the time principal payments or prepayments are received by the Fund and reinvested, prevailing interest rates may be higher or lower than the Fund's current yield. As a result, the income or yield of the Government Securities Fund under such circumstances may vary significantly.

CHUBB TOTAL RETURN FUND

     Investment Objectives. The objective of the Total Return Fund is to produce the highest total return through a combination of income and capital appreciation as is consistent with reasonable risk by investing in a portfolio of income-producing debt and equity securities.

     Investment Policies. To achieve its objective, the Total Return Fund intends to invest between 30% and 70% of its assets in equity securities and bonds, notes, warrants or preferred stocks that can be exchanged for or converted into common stocks, depending upon market and economic conditions. The Fund will not restrict its investments in equity securities of companies to any particular capitalization. In its equity investments, the Fund will emphasize issues with relatively low price to earnings ratios, above average dividend yields, and relatively low price to book value ratios, as compared to such ratios and yields for the market in general. The balance of the Total Return Fund, except assets invested for defensive or hedging purposes, will be invested in rated or unrated fixed income securities, including obligations of the United States Government, and its agencies or instrumentalities, and corporate debt obligations which are rated Baa or BBB or higher by Moody's, Standard & Poor's or other NRSROs or, if not rated, are of equivalent quality as determined by the Fund's Investment

Manager. Debt securities rated Baa or BBB by Moody's or Standard & Poor's are considered by these rating agencies to be investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than would be the case for higher-grade bonds. Such bonds may be considered to have certain speculative characteristics. In the event that the ratings of securities held by the Fund fall below investment grade, the Fund will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Investment Manager, such investment is considered appropriate under the circumstances. The Investment Manager anticipates that the average portfolio maturity of the Fund's fixed income securities will not exceed 15 years, with the precise term to maturity dependent upon general market and economic conditions.


     The Total Return Fund will invest primarily in equity and debt securities of domestic issuers, as described above. However, when deemed appropriate by the Investment Manager, the Fund may invest in and hold up to 20% of its total assets in equity and debt securities of foreign issuers. Such securities may include exchange-traded and over-the-counter securities of foreign issuers and Depositary Receipts. Such securities may be traded in the United States or in foreign markets. For purposes hereof, securities of foreign issuers means securities of issuers organized or whose principal place of business is outside the United States, or whose securities are principally traded in securities markets outside the United States. The Fund's investments in foreign securities primarily will be in equity securities but also may include investment grade debt obligations of foreign companies and governments. See "SPECIAL INVESTMENT PRACTICES" below and "DESCRIPTION OF CERTAIN INVESTMENTS--Foreign Securities" and "Depositary Receipts" in the Statement of Additional Information.

     For hedging purposes, the Total Return Fund may write covered call options and purchase put options with respect to certain of its portfolio securities, and will purchase and write such options on interest rate futures contracts, stock index futures contracts and appropriate securities indexes. The Total Return Fund may also purchase or sell futures contracts, including stock index futures contracts or interest rate futures contracts. The Fund may also enter into closing transactions with respect to such options and futures contracts. See "SPECIAL INVESTMENT PRACTICES" below regarding the Fund's use of options and futures contracts and risk considerations involving such instruments.

     For temporary or defensive purposes, the Fund may hold a portion of its assets in cash, high-grade money market instruments or U.S. Treasury bills, or in repurchase agreements. See "SPECIAL INVESTMENT PRACTICES" below.

     Risk Factors. The price of the equity securities in which the Total Return Fund invests will fluctuate day to day and, as a result, the value of an investment in the Total Return Fund will vary based upon such market conditions. The value of the Total Return Fund's investment in fixed income securities will vary depending on such factors as prevailing interest rates. Moreover, in the case of debt securities, investments are subject to the ability of the issuer to make payments of principal and interest when due. Although the Total Return Fund seeks to reduce both financial and market risks associated with any one investment medium, performance of the Fund will depend on such additional factors as timing the mix of investments and the ability of the Investment Manager to react to changing market conditions.

CHUBB TAX-EXEMPT FUND

     Investment Objectives. The objective of the Tax-Exempt Fund is to provide a stable level of current income which is exempt from Federal income taxes, consistent with the preservation of capital, by investing primarily in investment-grade tax-exempt securities.

     Investment Policies. It is a fundamental policy of the Tax-Exempt Fund to invest, under normal market conditions, at least 80% of its assets in tax-exempt securities. As part of this policy, in determining whether the Fund has invested at least 80% of its assets in tax-exempt securities, obligations on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax are not counted as tax-exempt securities.

     To achieve its investment objective, the Fund will invest primarily in: (1) municipal bonds or notes, which, on the date of investment, have received one of the four highest ratings issued by Moody's (Aaa, Aa, A and Baa), Standard & Poor's (AAA, AA, A and BBB), or other NRSROs or, if not rated, are of comparable quality to obligations so rated in the judgment of the Investment Manager; and
(2) short-term tax-exempt instruments, having a maturity of 13 months or less, which have received one of the three highest possible ratings issued by either Moody's or Standard & Poor's (MIG 1, MIG 2, MIG 3 or SP-1, SP-2, SP-3), or, if not rated, are of comparable quality to obligations so rated in the judgment of the Investment Manager. Securities rated Baa or BBB by Moody's or Standard & Poor's are considered to be investment-grade obligations and are regarded as having adequate capacity to pay interest and repay principal, although adverse economic conditions or chang ing circumstances are more likely to lead to a weakening of such capacity than for higher-grade bonds. Such securities may be considered to have certain speculative characteristics. In the event that the ratings of securities held by the Fund fall below investment grade, the Fund will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of the Investment Manager, such investment is considered appropriate under the circumstances. The Investment Manager anticipates that, over time, the average portfolio maturity will approximate 20 years, with the precise time to maturity dependent upon general market and economic conditions.

     Of the amount of the Fund's assets invested in tax-exempt securities, the Investment Manager expects that under normal market and economic conditions at least 65% of such assets will be invested in high-grade tax-exempt bonds which have received one of the three highest ratings by Moody's, Standard & Poor's or other NRSROs or, if not rated, will be of comparable quality to obligations so rated in the judgment of the Investment Manager.

     The Fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. Such agreements involve a commitment to purchase securities at a price that is fixed at the time of commitment for delivery at a future date, which may be up to three months in the future. The Fund will not pay for the securities or begin earning interest on them until the securities are received. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

     The Tax-Exempt Fund may endeavor to reduce risks to the Fund's assets resulting from interest rate fluctuations and market volatility by writing covered call options and purchasing put options with respect to certain of its portfolio securities and appropriate securities indexes and interest rate futures contracts. The Tax-Exempt Fund may also purchase and sell municipal bond futures contracts, including Municipal Bond Index Futures, which involves an investment in an index composed of the average prices of 40 selected municipal bonds. The Fund may also enter into closing transactions with respect to such options and futures contracts. See "SPECIAL INVESTMENTS PRACTICES" below regarding the Fund's use of options and futures contracts and risk considerations involving such instruments. The Tax-Exempt Fund may invest up to 20% of its assets in taxable securities for liquidity or for temporary defensive purposes, although at least 80% of the Fund's income during each year will be derived from tax-exempt securities. Taxable investments may consist of United States Government securities, securities of United States Government agencies and instrumentalities, bank certificates of deposit and banker's acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements. See "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information.

     Risk Factors. Although dividends to shareholders from the Tax-Exempt Fund will generally be exempt from Federal income taxes, distributions of income from investments in taxable securities and capital gains, if any, realized by the Tax-Exempt Fund would be taxable to the shareholder. Moreover, distributions paid to shareholders of the Tax-Exempt Fund may be subject to state and local taxation. The value of the Tax-Exempt Fund's investments will vary inversely with prevailing interest rates and may vary according to such factors as the credit quality and maturity of the portfolio.

CHUBB GROWTH AND INCOME FUND

     Investment Objectives. The objective of the Growth and Income Fund is to seek long-term growth by investing primarily in a wide range of equity issues that the Investment Manager believes will offer possibilities of capital appreciation and, secondarily, to seek a reasonable level of current income.

     Investment Policies. The Growth and Income Fund intends to invest at least 80% of its assets in common stocks and other equity securities such as preferred stocks and securities convertible into common stock which are either listed on the New York Stock Exchange, traded over-the-counter or, to a lesser extent, listed on other national securities exchanges. Securities are selected principally for potential appreciation, based upon such criteria as relatively low price to earnings ratio and relatively low price to book value ratio, as compared to such ratios for the market in general and, secondarily, for current income and increasing future dividends. While the Growth and Income Fund intends to invest at least 60% of its assets in securities which have paid dividends or interest within the preceding 12 months, the Fund may invest in securities not currently paying dividends where the Investment Manager anticipates that they will increase in value.

     The Growth and Income Fund may also invest for temporary or defensive purposes in high-grade debt securities and money market securities, including United States Government securities, commercial paper and bank obligations, and repurchase agreements.

     The Growth and Income Fund will invest primarily in equity securities issued by United States companies. However, when deemed appropriate by the Investment Manager, the Fund may invest in and hold up to 20% of its total assets in equity and debt securities of foreign issuers. Such securities may include exchange-traded and over-the-counter securities of foreign issuers, American Depositary Receipts ("ADRs") European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively "Depositary Receipts"). Such securities may be traded in the United States or in foreign markets. For purposes hereof, securities of foreign issuers means securities of issuers organized or whose principal place of business is outside the United States, or whose securities are principally traded in securities markets outside the United States. The Fund's investments in foreign securities primarily will be in equity securities issued by companies organized or located outside the United States, but may also include investment grade debt obligations issued by foreign companies and governments. See "SPECIAL INVESTMENT PRACTICES" below and "DESCRIPTION OF CERTAIN INVESTMENTS--Foreign Securities" and "Depositary Receipts" in the Statement of Additional Information.

     The Growth and Income Fund may write covered call options or purchase put options with respect to certain of its portfolio securities or purchase stock index options for hedging purposes or to enhance income. The Growth and Income Fund may also purchase or write futures contracts, including stock index futures contracts. The Fund may also enter into closing transactions with respect to such options and futures contracts. See "SPECIAL INVESTMENT PRACTICES" below regarding the Fund's use of options and futures contracts and risk considerations involving such instruments.

     Risk Factors. The prices of the securities purchased for the Growth and Income Fund will tend to fluctuate more than the prices of securities purchased for the other Funds. As a result, the net asset value of the Growth and Income Fund may experience greater short-term and long-term variations than such other Funds.

CHUBB CAPITAL APPRECIATION FUND

     Investment Objectives. The objective of the Capital Appreciation Fund is to seek long-term appreciation by investing primarily in equity securities of companies that the Investment Manager believes will offer possibilities of capital appreciation. Investment Policies. The Capital Appreciation Fund intends to invest at least 80% of its assets in common stocks and other equity securities such as preferred stocks and securities convertible into common stock. The Capital Appreciation Fund will only invest in convertible debt securities rated in the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO") or comparable unrated securities. The Capital Appreciation Fund intends to invest at least 65% of its total assets in securities of companies that at the time of purchase have total market capitalizations between $500 million and $2.5 billion. In selecting the Fund's investments, the Investment Manager seeks to identify attractive investment opportunities that have not become widely recognized by other analysts or the financial press. Securities are selected principally for their capital appreciation potential, based upon such criteria as relatively low price to earnings ratio and relatively low price to book value, as compared to the market in general. Current income and increasing future dividends are only incidental or secondary considerations in seeking portfolio securities.

     The Capital Appreciation Fund will invest primarily in equity securities issued by domestic companies. However, when deemed appropriate by the Investment Manager, the Fund may invest in and hold up to 20% of its total assets in equity and debt securities of foreign issuers. Such securities may include exchange-traded and over-the-counter securities of foreign issuers and Depositary Receipts. Such securities may be traded in the United States or in foreign markets. For purposes hereof, securities of foreign issuers means securities of issuers organized or whose principal place of business is outside the United States, or whose securities are principally traded in securities markets outside the United States. The Fund's investments in foreign securities primarily will be in equity securities issued by companies organized or located outside the United States, but may also include investment grade debt obligations issued by foreign companies and governments. See "SPECIAL INVESTMENT PRACTICES" below and "DESCRIPTION OF CERTAIN INVESTMENTS--Foreign Securities" and "Depositary Receipts" in the Statement of Additional Information.

     The Capital Appreciation Fund may write covered call options and purchase put options with respect to certain of its portfolio securities and purchase stock index options for hedging purposes only and not for speculation. The Capital Appreciation Fund may also purchase or write futures contracts, including stock index futures contracts. The Fund may also enter into closing transactions with respect to such options and futures contracts. These investment techniques are considered derivative investing. See "SPECIAL INVESTMENT PRACTICES" below regarding the Fund's use of derivatives such as options and futures contracts and risk considerations involving such instruments.

     The Capital Appreciation Fund may also invest for temporary defensive purposes in high-grade debt securities and money market securities, including United States Government securities, commercial paper and bank obligations, and repurchase agreements. For more information regarding the Fund's investments and risks see "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information.

     Risk Factors. The prices of the securities purchased for the Capital Appreciation Fund will tend to fluctuate more than the prices of securities purchased for certain of the other Funds, including in particular the Money Market Fund, Government Fund and Tax-Exempt Fund. As a result, the net asset value of the Capital Appreciation Fund may experience greater short-term and long-term variations than such other Funds. Derivative securities can be volatile investments and involve certain risks which may reduce the Fund's returns.

CHUBB GLOBAL INCOME FUND
     Investment Objectives. The objective of the Global Income Fund is to seek high current income and capital appreciation by investing primarily in debt securities of domestic and foreign issuers.


     Investment Policies. In pursuit of its investment objective, the Global Income Fund will invest at least 65% of its assets in bonds and debentures. The Fund may invest in debt securities issued by: (i) domestic and foreign governments and their agencies and political subdivisions; (ii) corporations and financial institutions, and (iii) supranational entities such as the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank, the European Development Bank, and the European Community. At least 75% of the Fund's debt securities will be rated investment grade by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or if unrated, deemed to be of comparable quality in the judgment of the Investment Manager. No more than 25% of the Fund's total assets may be invested in debt that is rated lower than investment grade (junk bonds). The Fund will allocate its assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and
(3) emerging markets. The Fund considers emerging markets to include all countries except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. See "Additional Risk Factors" below. The Fund will select particular debt securities in each investment area based upon their relative investment merit. Under normal conditions, the Fund will have at least 65% of its total assets in at least three different countries (one of which may be the United States). For temporary or defensive purposes, the Fund may invest substantially all its assets in one or two countries. Certain of the Fund's investments may have speculative characteristics. See "Additional Risk Factors" and "Special Investment Practices" below and "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information.

     The average maturity of debt securities in the Global Income Fund's portfolio will fluctuate depending on the Investment Manager's judgment as to future interest rates and market conditions.


     The Global Income Fund may also buy and sell derivatives such as financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Global Income Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Global Income Fund's total assets. In addition, the Global Income Fund may invest in options on foreign currency exchange contracts, options on foreign currencies, including cross currency hedges, "when issued" securities and collateralized mortgage obligations, and lend up to 30% of its portfolio securities. For more information about derivatives see "Special Investment Practices" and "Derivatives" below.

     For temporary or defensive purposes, the Fund may invest in high quality domestic money market instruments, high quality domestic short-term debt securities or may hold the Fund's assets in cash or cash equivalents without limitation.

     The Global Income Fund normally invests in a substantial number of issues; however, the Global Income Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, (the "1940 Act") and the value of its shares may fluctuate more than the shares of a diversified fund. (For More Information See Additional Risk Factors)

                         SPECIAL INVESTMENT PRACTICES

     Unless otherwise specified, each of the investment practices described in this section is not deemed to be a fundamental objective and may be changed by the Company's Board of Directors without approval of a majority of the Company's outstanding shares. For a further explanation of each Fund's investment practices and restrictions, including the types of such investments and the risks associated with such investments, see "DESCRIPTION OF CERTAIN INVESTMENTS" in the Statement of Additional Information.

EQUITY SECURITIES

     The Total Return Fund, Growth and Income Fund, Capital Appreciation Fund, and the Global Income Fund each may invest in equity securities of companies having various capitalizations, companies, having including small capitalization companies (i.e., average market capitalizations below $500 million), mid-capitalization companies (i.e., average market capitalizations below $500 million to $2.5 billion), and large capitalization companies (i.e., above $2.5 billion), although the Capital Appreciation Fund will be invested primarily in securities of mid-capitalization. The Investment Manager believes that equity securities of small and mid-capitalization companies may provide greater growth potential than stocks of large capitalization companies. Nevertheless, small and mid-capitalization companies often have limited product lines, fewer market or financial resources, and may be more dependent upon one person or a few key people for management. In addition, the stocks of such small and mid-capitalization companies may be subject to greater price volatility than large capitalization stocks both because such stocks typically trade in lower volume and because such companies may be more vulnerable to changing economic conditions than large capitalization companies.

REPURCHASE AGREEMENTS

     All the Funds may enter into repurchase agreements, whereby an investor, such as one of the Funds, purchases securities (referred to as "underlying securities") from well-established securities broker-dealers or banks, subject to agreement by the seller to repurchase the securities at a stated price on a specified date. Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. To minimize this risk, a Fund will enter into repurchase agreements only if the repurchase agreement is structured in a manner reasonably designed to collateralize fully the value of a Fund's investment during the entire term of the agreement and in accordance with guidelines regarding the creditworthiness of the seller determined by the Board of Directors of the Company. Currently, these guidelines require sellers who are broker-dealers to have a net worth of at least $25,000,000, although this requirement may be waived by the Board of Directors of the Company on the recommendation of the Investment Manager and banks to have assets of at least $1,000,000,000. The underlying security, held as collateral, will be marked to market on a daily basis, and must be of high-quality. With respect to the Money Market Fund, the underlying security must be either a United States Government security or a security rated in the highest rating category by the Requisite NRSROs and must be determined to present minimal credit risk. Nevertheless, in the event that the other party to the agreement fails to repurchase the securities subject to the agreement, a Fund could suffer a loss to the extent proceeds from the sale of the underlying securities held as collateral were less than the price specified in the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS


     The Global Income Fund may enter into reverse repurchase agreements with the same parties with which it enters into repurchase agreements. Under a reverse repurchase agreement, the Fund would sell portfolio securities and agree to repurchase them at a particular price at a future date. At the time the Fund enters into the reverse repurchase agreement it will establish and maintain a segregated amount with the custodian containing cash or liquid securities having a value not less than the repurchase price, including interest. Reverse repurchase agreements involve risk that the market value of the securities retained in lieu of the sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements will be treated as borrowings for purpose of calculating the Fund's borrowing limitations.


FOREIGN SECURITIES, DEPOSITORY RECEIPTS

     Subject to the investment objectives and policies of each Fund, the Money Market Fund, the Total Return Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund may invest in foreign securities. Although investment in foreign securities by the Money Market Fund, the Total Return Fund, the Growth and Income Fund, the Capital Appreciation Fund are intended to reduce risk by providing further diversification, such investments, as well as those of the Global Income Fund, involve certain additional risks, including the possibility of: (1) adverse foreign political and economic developments, (2) less publicly available information about foreign issuers, (3) less comprehensive accounting, reporting and disclosure requirements, (4) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (5) expropriation or confiscatory taxation that could affect investments, (6) currency blockages which would prevent cash from being brought back in the United States, (7) generally higher brokerage and custodial costs than those of domestic securities, (8) with respect to foreign securities denominated in foreign currencies, the costs associated with the exchange of currencies and the possibility of unfavorable changes in currency rates and exchange rate regulations and (9) settlement of transactions being delayed beyond periods customary in the United States.


     The Total Return Fund, Government Securities, the Growth and Income Fund and Capital Appreciation Fund may also invest in Depository Receipts, (ADRs, GDRs and EDRs.) ADRs are certificates issued by a United States bank representing the right to receive securities of a foreign issuer deposited in a foreign branch of a United States bank and traded on a United States exchange or over-the-counter. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are typically issued by foreign banks or trust companies, although they may be by US banks or trust companies, and also evidence ownership of underlying securities issued by a foreign or U.S. securities market. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities in to which they may be converted. Depository Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depository Receipts. In unsponsored programs the issuer may not be directly involved in the creation of the program. In some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Securities. Brokerage commissions will be incurred if ADRs are purchased through brokers on the U.S. stock exchanges.


     Depository Receipts also involve the risks of other investment in foreign securities, for purposes of each Fund's investment policies, a Fund's investment in Depository Receipts will be deemed to be investments in the underlying securities.

LENDING OF PORTFOLIO SECURITIES

     The Global Income Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies such loans may be made to institutions such as broker dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. It is intended that the value of securities loaned would not exceed 30% of the value of the total assets of the Fund.

                                  DERIVATIVES

     A "derivative" is a financial contract whose value depends upon the value of an underlying instrument or asset--a commodity, bond, mortgage, equity or currency or a combination of these.


     The Government Securities Fund, Total Return Fund, Growth and Income Fund, Capital Appreciation Fund and Global Income Fund may utilize derivatives in seeking to meet these investment objectives. The risks of derivative investing are set forth below.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     The Total Return Fund, Growth and Income Fund, Capital Appreciation Fund and the Global Income Fund may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Total Return Fund, Growth and Income Fund and the Global Income Fund may enter into a forward exchange contract when for example the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to lock in the U.S. dollar price of the security or the U.S. dollar equivalent of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund may purchase a particular security or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, the Fund might sell a particular security on either a spot (cash) basis at the rate then prevailing in the currency exchange market or on a forward basis by entering into a forward contract to purchase or sell currency, to hedge against an anticipated decline in the U.S. dollar value of securities it intends or has contracted to sell. This method of attempting to hedge the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. None of the Funds is obligated to engage in any such currency hedging operations, and there may be no assurance as to the success of any hedging operations, and there can be no assurance as to the success of any hedging operations which a Fund may implement. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Fund, except the Global Income Fund, intends to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

CROSS CURRENCY HEDGES

     The Global Income Fund may also enter into a form of foreign currency option transaction known as cross hedges of currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies in which the fund has or which the fund expects to have exposure.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS

  In order to earn additional income or to protect partially against declines in the value of its securities, all the Funds, except the Money Market Fund, may write (sell) covered call options and purchase call options to the extent necessary to close out option positions previously written by the Fund. A call option gives the holder (purchaser) the right to buy and obligates the writer (seller) to sell, in return for a premium paid, the underlying security at the exercise price during the option period. The Funds, in keeping with their individual investment objectives and policies, may write call options with respect to individual equity securities and bonds, and stock and bond indexes which correlate with the Fund's particular portfolio securities. The Funds will write only covered call options which are listed on exchanges, and will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options or subject to put options exceeds 25% of the value of the Fund's total assets. The Funds cover options they have sold for example, by holding the underlying securities or (the usual practice in the case of a call) or by other means which would permit timely satisfaction of the Fund's obligations as writer or the option, such as by depositing in a separate account liquid high grade debt securities, or cash, equal in value to the exercise price of the option (the usual practice in the case of a put.)

     All Funds, except the Money Market Fund, may also purchase put options with respect to equity securities and bonds, and stock and bond indexes which correlate with their portfolio securities, limited to no more than 5% of the Fund's total assets. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period.

     The Global Income Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against the U.S. dollar cost of foreign securities to be acquired. Use of forward currency contracts, options and futures involve certain risks and transaction costs which it might not otherwise be subject, including dependence on the Investment Manager's ability to predict movements in the prices of currency markets. If the Investment Manger incorrectly forecasts the currency exchange rates or interest rates in utilizing a strategy for the Fund it would be in a better position if it had never hedged at all. In addition certain provisions of the Internal Revenue Code of 1986 have the effect of limiting the extent to which the Fund may enter into foreward contracts or futures contracts or engage in options transactions. (see Cross Currency Hedges above.)

     Although these investment practices will be used to generate additional income or to attempt to reduce the effect of any price decline in the security subject to the option, they do involve certain risks that are different, in some respects, from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options--the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price; and purchasing put options--possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movement in the portion of the securities portfolios being hedged correlate with price movements in the selected securities index. Perfect correlation may not be possible because (i) the securities held or to be acquired by a Fund may not exactly match the composition of the securities indexes on which options are written or
(ii) the price movements of the securities underlying the option may not follow the price movements of the portfolio securities being hedged. If the Investment Manager's forecasts regarding movements in securities prices or interest rates or currency prices or other economic factors are incorrect, the Fund's investment results may have been better without the hedge. A more thorough description of these investment practices and their associated risks is contained in the Company's Statement of Additional Information.

     Futures Contracts. All the Funds, except the Money Market Fund, may purchase and sell futures contracts on debt securities and indexes of debt securities (i.e., interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes. The Funds may also, where appropriate, enter into stock index futures contracts to provide a hedge for a portion of the Fund's equity holdings. Stock index futures contracts may be used as a way to implement either an increase or decrease in portfolio exposure to the equity markets in response to changing market conditions. Each Fund may also write covered call options and purchase put options on futures contracts of the type which that Fund is permitted to purchase. The Global Income Fund may buy and sell foreign currency futures contracts and bond index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based upon the difference between the value of the index at the beginning and the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency at a set price on a specified future date. The Funds will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on national futures exchanges. No Fund will enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's existing futures contracts and premiums paid for options on unexpired futures contracts would exceed 5% of the value of the Fund's total assets.

     When a Fund enters into a futures contract it must make an initial deposit known as initial margin as a partial guarantee of its performance under the contract, as the value of the contract fluctuates, either party to the contract is required to make additional margin payments, known as variation margin to cover any additional obligation it may have under the contract. In addition, the Fund must deposit in a segregated account additional cash or high quality securities to ensure the futures contract are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

SWAPS, CAPS, FLOORS AND COLLARS

     The Global Income Fund may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars. The Fund expects to enter into these transactions primarily to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing in the future. The Fund intends to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own the securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

     Interest rate swaps involve an agreement between the Global Income Fund and another party to exchange their respective commitments to pay or receive interest with respect to specified (notional) amount of principal (i.e. an exchange of floating rate payments by one party for fixed rate payments by the other. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the specified indices.

     The purchase of an interest rate cap entitles the purchaser in exchange for the premium paid to receive payments on a notional amount from the party selling the cap to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

RESTRICTED SECURITIES

     All of the Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to a Fund's limitations on investments in illiquid investments, a Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, a Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

                            ADDITIONAL RISK FACTORS

     The Global Income Fund may invest up to 25% of its total assets in high yield or "junk bonds." High yield securities, although such securities may offer higher yields than do higher rated securities, such low rated and unrated securities and investments in emerging market debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The existence of limited markets for particular high yield bonds or low rated securities may diminish a Fund's ability to sell the such securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purpose of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of debt securities that are low rated securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated securities, be more dependant upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

     Low rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or a period of rising interest rates, for example, could cause a decline in low rated securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated securities defaults, a Fund may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession. See "DESCRIPTION OF INVESTMENT RATINGS" in the Statement of Additional Information.

     Certain Funds may invest in debt obligations issued or guaranteed by foreign governments or their agencies, instrumentalities or political subdivisions, or by supranational issuers (collectively, "sovereign debt"). Investing in sovereign debt involves special risks. Certain foreign countries, particularly developing countries, have experienced and may continue to experience, high rates of inflations and high interest rates; exchange rate fluctuations; large amounts of external debt, balance of payments and trade difficulties; and extreme poverty and unemployment. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unwilling or unable to repay principal or interest when due in accordance with the terms of such debt, and the Funds may have limited legal recourse in the event of default.

     The Global Income Fund's participation in the currency, option and futures markets involves certain risks and transaction costs which are generally greater for investments in emerging markets; because of the special risks associated with investing in emerging markets and investment in debt securities rated below investment grade, certain of the Global Income Fund's investments should be considered speculative and the Global Income Fund is designed for investors who wish to accept the risks entailed in such investments which are different from those associated with a portfolio consisting entirely of U.S. issuers denominated in U.S. dollars.

     The Funds will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another.

     There are risks associated with the Fund being non-diversified. Specifically, since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the shares of a non-diversified fund may be more susceptible to any single economic, political or regulatory event than would the shares of a diversified fund.

                              PORTFOLIO TURNOVER


  Portfolio turnover for each Fund may vary from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates for the Funds in 1996 and 1995, respectively, were as follows:
140.94% and 276.56% for the Government Securities Fund, 27.01% (of which the debt and equity portfolio turnover was 0.00% and 37.60%, respectively) and 57.62% (of which the debt and equity portfolio turnover was 105.80% and 38.21%, respectively) for the Total Return Fund, 16.29% and 7.39% for the Tax-Exempt Fund, and 44.50% and 37.59% for the Growth and Income Fund, 41.97% and 2.73% for the Capital Appreciation Fund and 80.70% and 14.16% the Global Income Fund. A Fund having a higher portfolio turnover rate may realize larger amounts of gains or losses and more brokerage commissions or other transaction related costs than it would with a lower portfolio turnover rate. If there are gains, they are passed through to the shareholders as long-term capital gain distributions and, as such, are taxable to the shareholders. See "TAXATION OF SHAREHOLDERS" for further information. See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS" in the Statement of Additional Information for further information. Excessive short-term trading may result in excessive "short-short income" under the Internal Revenue Code which, in turn, could affect either Fund's status as a regulated investment company.

                           MANAGEMENT OF THE COMPANY

  The Board of Directors of the Company is responsible for the administration of the affairs of the Company pursuant to the applicable laws of the state of Maryland. The Company, pursuant to Maryland's indemnification statute, provides that neither its officers nor directors will be liable to the Company or its shareholders for monetary damage for breach of fiduciary duty, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.


  Investment Manager. The Investment Manager with respect to each Fund is Chubb Asset Managers, Inc., a wholly-owned subsidiary of The Chubb Corporation. The Chubb Corporation, organized in 1967 as a New Jersey corporation, is a holding company engaged through subsidiaries in the business of property and casualty insurance on a worldwide basis, as well as life and health insurance and real estate development. The Chubb Corporation traces its history back to the formation of Chubb & Son in 1882 and the founding of its principal property and casualty subsidiary, Federal Insurance Company, in 1901. Today, the Chubb Corporation, a Fortune 500 Company with assets exceeding $19 billion, ranks among the nation's top 25 Stock/Insurance companies by assets and offers insurance and financial planning tools to clients around the world from 91 branch offices throughout North and South America, Europe and the Pacific
Rim.


  The Investment Manager's principal place of business is 15 Mountain View Road, Warren, New Jersey 07061. The Investment Manager is subject to the overall authority of the Board of Directors of the Company, responsible for the overall investment of each Fund's portfolio, consistent with each Fund's investment objectives, policies and restrictions. The Investment Manager was organized in August, 1986 as an investment adviser and is registered with the Securities and Exchange Commission as such under the Investment Advisers Act of 1940. The Investment Manager has served as the Company's investment manager since December, 1987 and also serves as the sub-investment manager for the Money Market Portfolio, the Bond Portfolio and the Growth and Income Portfolio of Chubb America Fund, Inc., an open-end management investment company organized in 1984. In addition, the principals of the Investment Manager, who are also investment personnel of Chubb & Son, Inc., currently provide investment advice to and supervision and monitoring of investment portfolios for The Chubb Corporation and its affiliates, including general accounts of the insurance affiliates of The Chubb Corporation totaling $14.3 billion, of which $1.3 billion is invested internationally. In addition, certain investment personnel employed by the Investment Manager currently provide advice to other investment portfolios of entities not affiliated with The Chubb Corporation or its affiliates in their capacity as officers or directors of certain registered investment advisers not related to the Investment Manager.


  The following persons are primarily responsible for the day-to-day management and implementation of Chubb Asset's process for the respective Funds, (the inception date of each person's responsibility for a Fund and their business experience for the past five years are indicated parenthetically): Chubb Money Market Fund--Thomas J. Swartz, III, Vice-President, (since June 1988/employed by Chubb Asset since 1988); Chubb Government Securities Fund--Ned I. Gerstman, Senior Vice President; (since December 1989/employed by Chubb Asset since before
1989) and Paul Geyer, Assistant Portfolio Manager, Vice President (since 1992/employed by Chubb Asset Managers since 1992); Chubb Growth and Income Fund and Chubb Total Return Fund--Michael O'Reilly, President, (since December 1987/employed by Chubb Asset since before 1989) and Robert Witkoff, Senior Vice President (since 1988/employed by Chubb Asset since 1988); Chubb Tax-Exempt Fund--Frederick W. Gaertner, Senior Vice-President), (since December 1987/employed by Chubb Asset since November 1989, formerly Vice-President), (since December 1987/employed by Chubb Asset since November 1989, formerly Vice-President of Salomon Brothers, Inc.). Chubb Capital Appreciation Fund--Robert Witkoff, Senior Vice President. Chubb Global Income Fund--Marjorie Raines, Senior Vice President/employed by Chubb Asset Managers since before 1987, Roger Brookhouse, Senior Vice President, employed by Chubb Asset Managers since 1995 and President and Chief Investment Officer, Chubb Investment Services Limited, a subsidiary of Chubb Corporation, since 1993, previously Managing Director of Credit Suisse Asset Management Ltd. London
1990.


  Investment Administrator. The Investment Administrator with respect to each Fund is Chubb Investment Advisory Corporation, a wholly-owned subsidiary of Chubb Life. Chubb Life is a wholly-owned subsidiary of Jefferson-Pilot Corporation, a North Carolina Corporation. The Investment Administrator's principal place of business is One Granite Place, Concord, New Hampshire 03301. The Investment Administrator, in addition to providing certain administrative services and facilities which are necessary for the Company to conduct its business, will review the investment transactions as executed by broker-dealers for each Fund to determine compliance with each Fund's objectives, investment restrictions, and applicable laws and regulations under the Investment Company Act of 1940. The Investment Administrator also recommends and supervises the services of auditors, counsel, and custodians, and maintains records not otherwise maintained by other parties. The Investment Administrator also provides office space and related utilities, including telephones, necessary for the Company's operations; prepares and files tax returns and reports and filings which pertain to Federal and state securities laws; schedules, plans the agenda for, and conducts the meetings of the Company's Board of Directors; and provides personnel, data processing services, and supplies requested by the Company. The Investment Administrator was organized in 1984 as an investment adviser and is registered with the Securities and Exchange Commission as such under the Investment Advisers Act of 1940. In addition, the Investment Administrator has acted as investment adviser for Chubb America Fund, Inc. since 1984.

  Transfer Agent. Shareholder services for the Company are provided by the transfer agent, Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by overnight courier to Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53202-5207. Such services include, but are not limited to, recording the issuance and redemption of shares of the Company, crediting and paying dividends, and maintenance of shareholder records.

                         MANAGEMENT FEES AND EXPENSES

  The investment management fees, which compensate both the Investment Manager and the Investment Administrator, are paid monthly at an annual rate based on a percentage of the average daily net asset value of each Fund, and are computed at the annual percentage rates as shown in Table 1 below:

                                    TABLE 1

                                                                       CHUBB GOVERNMENT SECURITIES,
                                                                         TOTAL RETURN, TAX-EXEMPT,
                                                                             GROWTH AND INCOME,
                                                  CHUBB MONEY               CAPITAL APPRECIATION,
                                                  MARKET FUND              AND GLOBAL INCOME FUNDS
                                        -----------------------------  ------------------------------
                                          INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT
AVERAGE DAILY NET ASSET VALUE           ADMINISTRATOR       MANAGER      ADMINISTRATOR       MANAGER
-----------------------------           -------------     ------------ ----------------   -----------
1st $200 Million......................        0.35%          0.15%           0.45%            0.20%
Next $1.1 Billion.....................        0.31%          0.14%           0.41%            0.19%
Over $1.3 Billion.....................        0.27%          0.13%           0.37%            0.18%


  In addition to investment management and administrative fees, the Company is responsible for certain expenses relating to the Company's operations which are not expressly assumed by the Investment Manager, the Investment Administrator, or the Distributor, including: legal, accounting, transfer agent, custodian and auditing fees; taxes; portfolio valuation expenses; and preparing, printing, and distributing Prospectuses, Statements of Additional Information, and shareholder communications and reports, and other expenses. The Company's expenses are deducted from total income before dividends are paid. Chubb Life will bear certain expenses of the Company in excess of applicable limitations under state securities laws. Pursuant to an agreement dated as of January 25, 1991 ("Expense Limitation Agreement") between the Company, the Investment Manager, the Investment Administrator, the Distributor and Chubb Life, the schedule of waivers and assumptions effective for 1996 included in that agreement, the Investment Manager waived its investment management fees. For the fiscal year ended December 31, 1996 the Investment Administrator accepted a reduced fee of 0.15% of the average daily net assets of the Money Market Fund, a reduced fee of 0.25% of the average daily net assets of the Government Securities Fund, Tax-Exempt Fund, and Capital Appreciation Fund; a reduced fee of 0.35% of the average daily net assets of the Total Return and the Growth and Income Fund and a fee of 0.45% of the average daily net assets of the Global Income Fund. Prior to January 1, 1994, the Distributor waived all of its fees under the distribution plan adopted by the Company under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1 Plan"). For the fiscal year ended December 31, 1994 and for the period from January 1, 1995 to August 31, 1995, the Distributor waived any amount of its Rule 12b-1 Plan fees in excess of 0.20% of the average daily net asset value of the Total Return Fund, the Growth and Income Fund, the Government Securities Fund and the Tax-Exempt Fund and 0.15%, of the average daily net asset value of the Money Market Fund. For the period September 1, 1995 through December 31, 1996, the Distributor waived its 12b-1 fees in excess 0.25% of the average daily net assets of the Total Return Fund; Growth and Income Fund; Capital Appreciation Fund; and Global Income Fund; 0.20% of the average daily net assets of the Government Securities Fund and Tax-Exempt Fund; and 0.15% of the average daily net assets of the Money Market Fund.


  For the fiscal year ended December 31, 1996, pursuant to the Expense Limitation Agreement, Chubb Life assumed a portion of certain additional expenses of the Company. Due to the waivers and assumptions of expenses described above, total expenses for the fiscal year ended December 31, 1996 were 0.50%, 0.93%, 1.08%, 0.98%, 1.06%, 1.13% and 1.23% of the average daily net assets of the Money Market Fund, the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund, respectively. Pursuant to the Expense Limitation Agreement, Chubb Life has agreed to assume all expenses for the year beginning January1, 1997 in excess of an annual rate of 1.75% of the average daily net assets of the Global Income Fund; 1.25% of the average daily net assets of the Total Return Fund, the Growth and Income Fund, and the Capital Appreciation Fund; 1.00% of the average daily net assets of the Government Securities Fund and the Tax Exempt Fund, and 0.50% of the average daily net assets of the Money Market Fund. Chubb Life, in its discretion, may assume a greater percentage of expenses of any Fund.

                                 CAPITAL STOCK

  The Company is composed of seven funds, six are open-end diversified management investment companies and one is a non-diversified company. The Company was incorporated in Maryland on April 27, 1987. The Company issues a separate series of capital stock for each Fund. In the future, the Company may establish additional funds. Each share of capital stock when issued will be fully paid and non-assessable. Each share of capital stock issued with respect to a Fund has a pro rata interest in the assets of that Fund and is entitled to such dividends and distributions of income belonging to that Fund as are declared by the Board of Directors. Each share of capital stock is entitled to one vote on all matters submitted to a vote of all shareholders of the Company, and fractional shares are entitled to a corresponding fractional vote. Shares of a particular Fund will be voted separately from shares of the other Funds on matters affecting only that Fund, including approval of the investment management agreements and changes in the fundamental investment objectives or restrictions of that Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are charged with the liabilities of that particular Fund and a proportionate share of the general liabilities of the Company based on the average net asset value of the respective Funds for each quarter. Shareholders of the Company will not be entitled to preemptive rights or cumulative voting rights. All shares may be redeemed at any time by the Company.

  As a Maryland corporate entity, the Company is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Company is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Funds; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the directors were elected by shareholders. The Company expects that there will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At such time, the directors then in office will call a shareholder meeting for the election of directors. In addition, holders of record of not less than two-thirds of the outstanding shares of the Company may remove a director from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Company. The Company has the obligation to assist in such shareholder communications. Except as set forth above, directors will continue in office and may appoint successor directors.

                              TAXES AND DIVIDENDS


  Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). It is each Fund's policy to comply with the provisions of the Code regarding distribution of investment income. Under these provisions, a Fund will not be subject to federal income tax on that portion of its ordinary income and net capital gains distributed to shareholders. Each Fund expects to declare and distribute by the end of each calendar year all, or substantially all, ordinary income and net capital gains, if any, from the sale of its investments. Failure to distribute substantially all ordinary income and net capital gains, may subject the Fund to an excise tax.


  Dividends from ordinary income will be declared daily and distributed monthly with respect to the Money Market Fund and the Government Securities Fund, declared and distributed on a monthly basis with respect to the Tax-Exempt Fund and the Global Income Fund, declared and distributed on a quarterly basis with respect to the Total Return Fund, and declared and distributed on an annual basis with respect to the Growth and Income Fund and the Capital Appreciation Fund. Each Fund will distribute net capital gains, including net gains from foreign currency transactions if any, at least annually. All dividends and net capital gains distributions will be automatically reinvested in additional shares of the Fund at the Fund's net asset value at the close of business on the payment date of the dividend or distribution unless the shareholder elects to receive all dividends and/or distributions either in cash or to invest them, without the imposition of any sales charge in any other Fund at such other Fund's net asset value at the close of business on the payment date. Such notification must be received by the Transfer Agent not less than 3 full business days prior to the record date. If any dividend or distribution is returned to the Company because of incomplete delivery, such amounts will be reinvested in additional shares of the Fund with respect to which the dividend or distribution was made at the Fund's net asset value next computed after receipt by the Transfer Agent.

                           TAXATION OF SHAREHOLDERS


  Any dividends which a shareholder receives from the Company, except for the Tax-Exempt Fund, are subject to Federal income tax, whether a shareholder elects to receive them in cash or additional shares. Dividends from net investment income (accrued interest and dividends earned on a Fund's portfolio securities less expenses) and distributions from realized short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable to a shareholder as such, regardless of how long the shareholder has held shares of the Company. Corporate shareholders may be entitled to take a deduction for ordinary income dividends received that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days.


  A redemption of shares will generally result in the recognition of gain or loss for income tax purposes equal to the difference between the proceeds of the redemption and the shareholder's cost basis of the shares redeemed.


  It is expected that any dividends paid to shareholders from the Tax-Exempt Fund will be exempt from Federal income tax to the extent such dividends are derived from interest earned on municipal securities. Distributions of income from investments in taxable securities and of capital gains realized by the Tax-Exempt Fund would be taxable to the shareholder. Income derived from certain non-essential government issues of tax-exempt securities issued after August 7, 1986, which securities the Tax-Exempt Fund may purchase from time to time, may subject certain investors to the alternative minimum tax liability. In addition, certain social security recipients that receive tax-exempt income may be required to pay taxes on a portion of their social security benefits. The Company will inform shareholders of the Tax-Exempt Fund of the character of their dividends and distributions at the time they are paid, and will advise such shareholders of the tax status of such distributions and dividends promptly after the close of each calendar year. The Company anticipates that substantially all of the dividends paid by the Tax-Exempt Fund will be exempt from Federal income taxes. Dividends and distributions may be subject to state and local taxes.

  Internal Revenue Service regulations require the Company or the securities dealer effecting the transaction to file an informational return with the Internal Revenue Service with respect to each sale of Company shares by an investor. The Internal Revenue Code and the Department of Treasury regulations thereunder, require the Company, or such broker implementing the transaction, to withhold 31% of all dividends and redemptions for shareholders unless such shareholders have provided a social security number or tax identification number (or the shareholder has applied for such a number and is waiting for it to be issued) and made the required certifications regarding the withholding requirement indicated in the application to purchase shares of the Company.

                              PURCHASE OF SHARES


  Shares of the Company are continuously offered by the Distributor and through securities dealers which have executed a selected dealers agreement with the Distributor. The Distributor, Chubb Securities Corporation, One Granite Place, Concord, New Hampshire 03301, is a wholly-owned subsidiary of Chubb Life and is the principal underwriter of the Company. Chubb Life is a wholly-owned subsidiary of Jefferson-Pilot Corporation, a North Carolina Corporation.

  The minimum initial investment is $250 per Fund and subsequent investments must be $50 or more per Fund. The minimum for both the initial and subsequent investment may be waived when the shares are being purchased through plans providing for regular periodic investments. The Company and the Distributor reserve the right to refuse any order for the purchase of shares.

  An investor may purchase shares in "street name" through a securities dealer who has executed a selected dealers agreement with the Distributor. When shares are purchased in "street name", the shares are held in the name of the securities dealer for the benefit of the investor and usually are registered in this manner for margin accounts or to facilitate transfers. However, the Company will not permit investors to transfer these shares after purchase to securities dealers who have not executed a selected dealers agreement with the Distributor. In such a situation, the investor may either (1) ask the investor's chosen securities dealer to execute a selected dealers agreement with the Distributor,
(2) leave the shares at the original securities dealer, (3) transfer the shares into the investor's own name, or (4) redeem the shares.

  In order to transfer shares in "street name" between securities dealers who have executed selected dealers agreements with the Distributor, the investor's present securities dealer must make the transfer. The present securities dealer should contact the Transfer Agent for the appropriate documentation. No fee currently is charged by the Company or the Transfer Agent for this service, although either the present or subsequent securities dealer may charge a fee for making this transfer.

  Shares are offered at the public offering price, which is the net asset value per share of each Fund next computed after an order is physically received in the offices of the Transfer Agent in good order and accepted by the Transfer Agent from a shareholder's securities dealer, (or received and accepted by the Transfer Agent when sent by mail from a shareholder directly), plus a sales charge which is a variable percentage of the offering price depending upon the amount of the sale, as shown in Table 2 for the Total Return Fund, Growth and Income Fund and Capital Appreciation Fund, and Table 3 for the Government Securities Fund and Tax Exempt Fund and Global Income Fund. However, no sales charge is applied for the purchase of shares of the Money Market Fund, which are offered at the Fund's net asset value per share. Set forth below are Table 2 for the Total Return Fund, Growth and Income Fund and Capital Appreciation Fund, and Table 3 for the Government Securities Fund, Tax-Exempt Fund and Global Income Fund. Each table indicates the total sales charges or underwriting commissions and dealer concessions in connection with the sale of shares of the respective Funds.

                                    TABLE 2
             SALES CHARGES APPLICABLE TO TOTAL RETURN FUND, GROWTH

                 AND INCOME FUND, AND CAPITAL APPRECIATION FUND

                                                                                       DEALER CONCESSION
                                                  AS PERCENTAGE OF   AS A PERCENTAGE    AS PERCENTAGE OF
         SIZE OF TRANSACTION                       OFFERING PRICE   OF NET ASSET VALUE   OFFERING PRICE
         -------------------                      ----------------  -------------------  ---------------
Less than $100,000.........................            5.00%              5.26%               4.50%
$100,000 but less than $250,000............            4.00%              4.17%               3.50%
$250,000 but less than $500,000............            3.00%              3.09%               2.50%
$500,000 but less than $1,000,000..........            2.00%              2.04%               1.75%
$1,000,000 but less than $2,000,000........            1.00%              1.01%               0.90%
$2,000,000 but less than $5,000,000........            0.50%              0.50%               0.45%
$5,000,000 and over........................            0.00%              0.00%               0.00%

                                    TABLE 3
            SALES CHARGES APPLICABLE TO GOVERNMENT SECURITIES FUND,

                    TAX-EXEMPT FUND, AND GLOBAL INCOME FUND

                                                                                      DEALER CONCESSION
                                                AS PERCENTAGE OF    AS PERCENTAGE OF   AS PERCENTAGE OF
         SIZE OF TRANSACTION PRICE               OFFERING PRICE     NET ASSET VALUE     OFFERING PRICE
         -------------------------             -----------------    ---------------   ------------------
Less than $100,000.........................            3.00%              3.09%            2.50%
$100,000 but less than $250,000............            2.50%              2.56%            2.00%
$250,000 but less than $500,000............            2.00%              2.04%            1.50%
$500,000 but less than $1,000,000..........            1.50%              1.52%            1.00%
$1,000,000 but less than $2,000,000........            1.00%              1.01%            0.90%
$2,000,000 but less than $5,000,000........            0.50%              0.50%            0.45%
$5,000,000 and over........................            0.00%              0.00%            0.00%

  Because the Money Market Fund invests in instruments that normally require immediate payment in federal funds (monies credited to a bank's account with a Federal Reserve Bank), an order to purchase shares of the Money Market Fund will not become effective until the next business day after receipt of the investor's check. The Company reserves the right to delay the effectiveness of an order to purchase shares of the Money Market Fund until the conversion into federal funds has been verified.


  The Distributor will, at its own expense, pay certain other amounts to the selling securities dealer and will, from time to time, provide promotional incentives to certain securities dealers whose representatives have sold or are expected to sell significant amounts of the Company's shares. The incentives shall include payment for travel expenses, including lodging at luxury resorts, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States. Dealers may not use sales of the Company's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or the rules of the NASD. From time to time the Distributor may reallow to certain securities dealers the full amount of the sales charge. The staff of the Securities and Exchange Commission is of the opinion that dealers receiving 90% or more of the sales charge might be considered to be underwriters under the Securities Act of 1933. In addition to the compensation itemized above, certain broker-dealers and/or their sales personnel may receive certain additional compensation for the sale and distribution of the securities or for services to the Funds or the Company.

                             REDUCED SALES CHARGES

  Sales charges may be reduced or may vary in amount for various classes of investors. The circumstances in which sales charges will differ from those listed in the table above are as follows:

  1. Rights of Accumulation. The cost or current value (whichever is higher) of an investor's existing shares of any Fund of the Company, with the exception of the Money Market Fund, may be combined with the amount of the current purchase in determining the sales charge to be paid.

  To ensure that the reduced sales charge will be applied, the investor or the investor's dealer must indicate on the application that the purchase of shares is to be accumulated with other shares held by the investor. Qualification for the reduced sales charge is subject to the determination by the Company's Transfer Agent, which will also determine the amount of the Company's shares held by the investor that may be combined with the current purchases.

  2. Letter of Intent. An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent in which the investor states an intention to invest during the next 13 months a specified amount which, if made at one time, would qualify the investor for a reduced sales charge. The Letter of Intent may be signed at any time within 90 days after the first investment which an investor wants included under the Letter of Intent. If the investor purchases shares which are to be included under the Letter of Intent before signing the Letter of Intent, the 13-month period begins on the date of the purchase of shares to be included under the Letter of Intent. After the Letter of Intent is signed, each additional investment in any Fund, with the exception of Money Market Fund, will be entitled to the sales charge applicable to the level of investment indicated in the Letter of Intent. Such reductions, however, will be effective only after the investor or the investor's dealer notifies the Transfer Agent that the investment qualified for such a discount. An investor's ownership of shares in the Company acquired more than 90 days before the Letter of Intent is signed will be counted toward completion of the Letter of Intent, but will not be subject to a retroactive downward adjustment of sales charge.

  Any redemptions made by a shareholder during the 13-month period will be subtracted from the amount of purchases for purposes of determining whether a shareholder has fulfilled the terms of the Letter of Intent. The Letter of Intent authorizes the Transfer Agent to escrow shares owned by the investor having a purchase price of 5% of the dollar amount specified in the Letter of Intent. If the terms of the Letter of Intent are not met, these escrowed shares will be redeemed to make an upward adjustment of the sales charge that results from a difference in the amount intended to be invested from the amount actually invested. During the Letter of Intent period, the escrowed shares will be held as part of the investor's account and will receive all dividends and capital gain distributions.

  To ensure that the reduced price will be received on future purchases, the investor or the investor's securities dealer must inform the Transfer Agent that this Letter of Intent is in effect each time shares are purchased.

  3. Qualified Group Purchases. An individual who is a member of a qualified group may also purchase shares of the Funds at the reduced sales charge applicable to the qualified group as a whole. The sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the qualified group, plus the amount of the current purchase. For example, if members of the qualified group had previously invested in the Total Return Fund and still held $80,000 of such Fund's shares and now were investing $25,000 in that same Fund, the sales charge would be 4.00%. Information concerning the current sales charge applicable to a qualified group may be obtained by contacting the Distributor.

  A "qualified group" is one which (i) has more than 10 members, (ii) has been in existence for more than six months, (iii) has a purpose other than acquiring the Fund's shares at a discount and (iv) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must (i) be available to arrange for group meetings between representatives of the Company or the Distributor and the members, (ii) must agree to include sales and other materials related to the Company in its publications and mailings to members at reduced or no cost to the Distributor, and (iii) seek to arrange for payroll deduction or other bulk transmission of investments to the Company.

  If a payroll deduction plan is offered by an employer of a qualified group and if an investor selects such payroll deduction plan as a method of investing in the Company, subsequent investments will be automatic and will continue until such time as the investor notifies the Company and the investor's employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the payroll deduction information to the Company, there may be a delay between the time of the payroll deduction and the time the money reaches the Company. The investment in a Fund will be made at the offering price per share determined on the day that both the check and payroll deduction data are received in proper form by the Company.

  4. Purchases at Net Asset Value. Shares of the Funds may be purchased at net asset value by (1) The Chubb Corporation, Chubb Life and their subsidiaries and affiliate companies, (2) directors and present and retired officers and employees of the Company, the Investment Manager, the Investment Administrator, the Distributor and affiliates of such companies and by their close family members, (3) by registered representatives of broker-dealers which have entered into a selected dealers agreement with the Distributor and by their close family members. "Close family members" is defined as parents, grandparents, siblings, spouse, children, and dependents. Such sales are made upon the written assurance of the investor that the purchase not subject to a sales charge is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Company. All of the above-described investors must obtain a special form from their employer or from the Distributor in order to qualify.

  Shares of the Funds may also be purchased at net asset value by shareholders where the amounts to be invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, provided such redemption has occurred no more than 60 days prior to the purchase of shares of any Fund and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redemption proceeds. Please contact the Distributor to obtain a special form in order to qualify.

  Shares of the Funds may also be purchased at net asset value by accounts which are a part of a program established by financial institutions, broker dealers or registered investment advisers that charge an account management fee or transaction fee, provided that such entity has specifically entered into and maintains a current arrangement with the Distributor providing for such program. Provided that sales made under this program are made upon the written assurances that the shares so acquired will not be resold except to the Funds.

  Shares of the Funds also may be purchased at net asset value by employee benefit plans qualified under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements with respect to number of employees or amount of purchase, as may be established from time to time by the Distributor. Currently those criteria require that the employer establishing the plan have 100 or more employees or that the amount currently invested in the Company or to be invested in the Company during the subsequent 13-month period totals at least $1,000,000. Employee benefit plans not qualified under Section 401 of the Code, such as those established under Section 403(b) and 457 of the Code, may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under Group Purchases, which may enable the Distributor to realize economies of scale in its sales efforts and sales related expenses. If investments by employee benefit plans at net asset value are made through a dealer who has executed a dealer agreement with respect to the Company, the Distributor or one of its affiliates may make a payment out of their own resources to such dealer in an amount not to exceed 0.25% of the amount invested. Please contact the Distributor for additional information.

                               DISTRIBUTION PLAN

  The Company may pay directly for a portion of the distribution expense of the Company pursuant to the Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Company will pay the lesser of actual distribution expenses incurred under the Plan, as determined by the Board of Directors of the Company, or 0.50% per annum of the net asset value of each Fund or, with respect to the Money Market Fund, 0.25% per annum of the net asset value of such Fund. The Rule 12b-1 expense will be accrued daily and paid quarterly in arrears. These Rule 12b-1 expenses include
(i) payments to the Distributor and to securities dealers and others engaged in the sale of shares, (ii) payments of compensation to and expenses of personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Company's Transfer Agent, including responding to inquiries regarding the Company, (iii) formulation and implementation of marketing and promotional activities, (iv) preparation, printing and distribution of sales literature, prospectuses, and statements of additional information for recipients other than existing shareholders, and (v) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Company may, from time to time, deem advisable.

  The Board of Directors has determined that the maximum amount payable under the Plan should be allocated so that (1) 0.25% per annum of the net assets of each Fund or, with respect to the Money Market Fund, 0.075% per annum of the net assets of such Fund will be used to finance sales or promotional activities and will be considered to be an asset-based sales charge and (2) 0.25% per annum of the net assets of each Fund or, with respect to the Money Market Fund, 0.175% per annum of the net assets of such Fund will be paid to securities dealers and others as a service fee. No payment of service fees under the Plan will be made to a securities dealer unless that dealer has sold shares of the Company, exclusive of the Money Market Fund, that are outstanding for a minimum of 12 months and that are valued in excess of $1,000,000 or, with respect to the Money Market Fund, has sold shares of the Company valued in excess of $1,000,000.


  For the fiscal year ended December 31, 1996, the Company paid $261,904 in Rule 12b-1 expenses under the terms of the Plan. The Distributor waived payment of distribution fees for the fiscal year ended December 31, 1996 in excess of 0.25% of the average daily net assets of the Total Return Fund, the Growth and Income Fund, the Capital Appreciation Fund, and Global Income Fund; and 0.20% of the average daily net assets of the Government Securities Fund and the Tax-Exempt Fund, and 0.15% of the average daily net assets of the Money Market Fund.

  As required under Rule 12b-1, the Plan was approved by the Company's Board of Directors, including a majority of the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, and by the shareholders of the respective Funds. The Board of Directors has determined that there is a reasonable likelihood that the Plan will benefit each Fund and the shareholders of each Fund, although it is possible that the Rule 12b-1 expenses paid by one Fund may, to a certain extent, benefit another Fund.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of each Fund normally will be determined separately as of the close of regular trading on the New York Stock Exchange (presently 4:00 P.M. New York time) on each day during which the New York Stock Exchange is open for trading.

  Net asset value per share of each Fund is calculated by dividing the value of all of the Fund's portfolio securities plus the value of its other assets (including dividends and interest received or accrued), less all liabilities (including accrued expenses and dividends payable), by the number of outstanding shares of the Fund. For purposes of determining the value of a Fund's portfolio securities, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Foreign securities are valued as of the close of trading on the foreign exchanges on which they are traded or as of the close of regular trading on the New York Stock Exchange if that is earlier.


  The Money Market Fund's price per share will be determined in accordance with the amortized cost valuation method. For all the other Funds, short-term debt instruments with a remaining maturity of 60 days or less are also valued on an amortized cost basis, unless the Board of Directors determines that such method does not represent fair value. Options and convertible preferred stocks listed on a national securities exchange are valued as of their last sale price or, if there is no sale, at the mean between the closing bid and asked prices. Futures contracts are valued as of their last sale price or, if there is no sale, at the mean between the closing bid and asked prices.


  All other securities and assets are valued at their market value. Securities which are traded on a recognized domestic exchange are valued at the last sale price on the exchange on which such securities are principally traded. Securities which are primarily traded on foreign exchanges are generally valued at the representative quoted values of such securities on their respective exchanges. If market prices are not readily available, then such securities are valued at fair value as determined in good faith by the Company's Board of Directors. With the approval of the Board of Directors, the Company may utilize a pricing service, a bank, or a broker-dealer experienced in such matters to perform any of the above-described valuation functions.

                           REDEMPTION OR REPURCHASE

1.   Written Requests

  A shareholder may sell all or a portion of his/her shares (known as a liquidation or redemption) by forwarding a written request to the Company's Transfer Agent, Firstar Trust Company, Mutual Fund Services, Third Floor, P.O. Box 701, Milwaukee, WI 53201-0701 or by overnight courier to (Fund Name) Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53202-5207. The shareholder will receive from the Company on his/her redeemed shares the net asset value per share next determined after the written request, in proper form, is received by the Transfer Agent. In order to be in proper form, a written request must be accompanied by stock certificates, if any, which have been issued to a shareholder, properly endorsed and in good order for transfer, including information regarding the account number and number of shares. Payment upon redemption will usually be made in cash, although the Company may, under certain limited circumstances, make redemptions-in-kind.

  For a shareholder's protection, in order for a written request to be considered to be in proper form, his/her signature must be guaranteed (or, if there is more than one holder of record, such request must be signed by all shareholders of record exactly as registered and all signatures must be guaranteed) if the redemption request involves any of the following:

     (1) the proceeds of the redemption are over $50,000;
     (2) the proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account or a person or entity designated on the account application; or
     (3) the proceeds (in any amount) are to be sent to other than the shareholder's address of record or the address of another person or entity designated on the account application; or
     (4) share certificates (in any amount).

  A notarized signature will not be sufficient for the request to be in proper form. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Company's Transfer Agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

  Liquidation requests for corporate, partnership, trust and custodianship accounts may require special documentation to be considered in proper form. Retirement account liquidations also require the completion of certain additional forms to ensure compliance with Internal Revenue Service regulations and to be considered in proper form. If you have any questions regarding a proposed liquidation which fall into these categories, please contact the Company's Transfer Agent, at P.O. Box 701, Milwaukee WI 53201-0701.

  The Company also will accept repurchase orders by telephone from securities dealers who have signed a selected dealers agreement with the Distributor to purchase shares of the Company. The only difference between a normal redemption request in writing and a repurchase order is that if a shareholder chooses to transact through a securities dealer, an investor's shares will be redeemed at their net asset value next determined after the Transfer Agent receives the repurchase order from the shareholder's dealer, rather than after receipt by the Transfer Agent of the written request in proper form. The 7-day period within which the proceeds of the redemption or the repurchase will be sent to the shareholder begins when the Transfer Agent receives a written request in proper form. Also, a securities dealer may charge the shareholder a fee for handling the order.

2.   Telephone Requests


  Shareholders of any of the Funds may redeem or exchange shares by telephone authorization, provided that either (i) the shareholder has selected the privilege on the application or, subsequently, by a written authorization provided to the Transfer Agent or (ii) if the shareholder does not designate whether he or she has accepted or declined the privilege for telephone exchanges on the application, the shareholder will receive the privilege for telephone exchanges automatically. Redemptions which require signature guarantees may not be made by telephone. (See "Written Requests" above.) The Transfer Agent will employ procedures that it and the Company believes are reasonable in order to confirm that instructions communicated by telephone are genuine. These procedures include (i) any shareholder or registered representative of record providing instructions by telephone to redeem or exchange shares must be on a recorded telephone line, (ii) all such shareholders or registered representative of record must supply the Transfer Agent with personal identification information at the time of redemption or exchange for verification purposes, and
(iii) all transactions relying on telephone instructions will be verified by a written confirmation statement sent by the Transfer Agent. If these "reasonable procedures" or other procedures that may be developed are not employed in order to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Transfer Agent has agreed to indemnify the Company from any losses arising from an act on its part or a failure or omission to act by it that was negligent or in bad faith or constituted willful misconduct or was in reckless disregard in the performance of its duties under the Transfer Agency Agreement. Currently, no fee is charged for this telephone exchange privilege, although shareholders who elect to use a wire transfer to effect payment directly to their bank account will be charged a fee, currently $12.00 to cover the cost of this transfer. The Transfer Agent's shareholder services telephone lines are open from 9 a.m. to 6 p.m. E.T. on each day during which the New York Stock Exchange is open for trading. Telephone redemption requests made in good order after the close of regular trading on the New York Stock Exchange, currently 4 p.m. New York Time, will be executed at the Fund's net asset value next determined after the order is accepted.

  Neither the Company nor the Transfer Agent will be liable to the shareholder or any third party if the shareholder is unable to reach the Transfer Agent by telephone. The shareholder may be unable to implement a telephone redemption during periods of drastic economic or market change.


  This telephone redemption privilege may be terminated or modified upon 60 days written notice to the shareholders. The Telephone Redemption option also permits you to move money from your fund account to your bank account via Electronic Funds Transfer ("EFT") at your request. Transfers via EFT generally take up to three business days to reach your bank account.

  3. Other Matters

  Normally, payment for redeemed shares will be sent to shareholders within 7 days after receipt of the redemption request by telephone or in proper written form. There may be up to a 15-day delay in mailing out the redemption proceeds check for shares purchased by check if the check which the Company received when a shareholder purchased such shares has not yet cleared or if exchange of address has occurred without a signature guarantee although the shares redeemed will be priced for redemption upon receipt of the redemption request. A shareholder can avoid the inconvenience of this check clearing period by purchasing shares with federal funds or bank wire.

  A shareholder who has held shares for at least 6 months and who has redeemed shares or has had shares repurchased, has a right to reinvest in any of the Funds at the then net asset value of the Funds without the payment of a sales charge, except that a shareholder of the Money Market Fund will be required to pay the applicable increased sales charge. Such reinvestment must be made within 90 days of the redemption or repurchase, and is limited to no more than the amount of the redemption or repurchase proceeds. Currently, there is no charge by the Company with respect to repurchases; however, the Company reserves the right to charge a fee for this service and to otherwise modify or terminate this privilege. Redemption or repurchase of shares is a taxable event and gain or loss normally must be recognized. Reinvestment within a 30-day period in the same Fund is considered a "wash sale" and results in non-allowance of any loss for Federal income tax purposes.

  The Company reserves the right to liquidate the account of any shareholder whenever the value of the shareholder's account in any of the Funds falls below $250 as a result of redemptions. Before the Company liquidates a shareholder's account, it will give the shareholder 60 days written notice of the proposed liquidation during which time the shareholder may increase the value of the account and avoid liquidation.

                             SHAREHOLDER SERVICES

  The Company offers a variety of programs to facilitate the purchase of shares on a regular basis and to make periodic withdrawals.

Automatic Investment Program

  Under this plan, on any business day chosen, a shareholder can make additional monthly investments automatically in one or more of the Funds by having pre-authorized checks or electronic drafts drawn on the shareholder's checking account. Currently, the minimum for these monthly investments is $50 per check or electronic draft. Participation in this plan is voluntary and may be discontinued by the shareholder without penalty with 3 days notice prior to the next scheduled purchase to the Transfer Agent. To qualify for a reduced sales charge, the investor must use the Automatic Investment Program in combination with the Letter of Intent.

Systematic Withdrawal Plan

  Shareholders with an account valued at not less than $5,000 may enter into a Systematic Withdrawal Plan which provides for payments of a specified dollar amount or percentage of a shareholder's account value to be made on a monthly, quarterly, semi-annual or annual basis, payable as requested by the shareholder in writing; if the payment will be to a party other than the registered owner or a person designated on the account application, the written request must be in proper form and the signature must be guaranteed. No charge is currently assessed against the account, but a charge could be instituted on 60 days written notice to the shareholders in the event that the Company ceases to assume the costs of these services.

  The minimum amount which may be withdrawn each period is $50. (This is merely the minimum amount allowed and should not be construed as a recommended amount.) The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the particular Fund involved may not be advantageous because of the sales commission involved in the additional purchases.

Exchange Privilege

  Shareholders of any of the Funds may exchange shares, by telephone, in writing or through securities dealers, for shares of any of the other Funds. A sales charge will be assessed to those shareholders who exchange shares of the Money Market Fund, Government Securities Fund and Tax-Exempt Fund (to the extent necessary to make up any difference in sales charge) for shares of the other Funds. No sales charge will be imposed on exchanges between any of the other Funds. Each exchange order must be in proper form and currently, there is no charge for this service. This exchange privilege is subject to termination and its terms are subject to change. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis.

  Any shareholder exchanging shares by telephone must supply the Transfer Agent with personal identification information at the time of the exchange for verification purposes. Procedures have been established to reduce the risk of unauthorized telephone exchanges including refusal of a telephone redemption; however, some risk still exists and a shareholder assumes such risk when exchanging shares by telephone.

Systematic Exchange Privilege

  Shareholders with an account valued at not less than $5,000 may enter into a Systematic Exchange Privilege which provides for the monthly exchange of a specified dollar amount or percentage of such shares for shares of any of the other Funds. Exchanges are subject to the terms and conditions described under "Exchange Privilege" above. The minimum amount which may be exchanged each month is $50. Fund shares may not be held in certificated form to use this privilege.

Checkwriting Privilege

  Shareholders in the Money Market Fund, the Government Securities Fund, the Tax-Exempt Fund and the Global Income Fund only may redeem their shares by availing themselves of the Checkwriting Privilege service offered by the Company. Shareholders in any of these four Funds whose accounts have a total value of not less than $250 in one of these Funds may draw on that account through the use of checks which will be issued to shareholders. Any check so drawn may not be less than $250 per check. There may be up to a 15-day waiting period before a shareholder can draw on the account if the check which the Company received when a shareholder purchased the shares has not yet cleared. Currently, there is no service charge for maintenance of this program; however, this checkwriting privilege is subject to termination and its terms are subject to change. For federal income tax purposes redemptions made through the Checkwriting Privilege constitute sales upon which a gain or loss may be realized.

Individual Retirement Account

  The Company has an Individual Retirement Account ("IRA") prototype available for shareholders who wish to purchase shares of the Funds to fund an IRA. For further information about this service, please contact the Distributor at the address or phone number shown on the cover page of this Prospectus.

[LOGO OF CHUBB INVESTMENT      CHUBB INVESTMENT FUNDS          INVESTING ACCOUNT
FUNDS APPEARS HERE]                                                  APPLICATION
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                              ACCOUNT PROVISIONS
1. CHUBB INVESTMENT FUNDS ACCOUNT MAY BE OPENED by completing this application and forwarding it through an authorized investment dealer to Firstar Trust Company, Inc. or any successor transfer agent, referred to below as the "Transfer Agent." The Application becomes effective only upon its acceptance by the Transfer Agent and is to be construed under the laws of Maryland. Acceptance of this Application by the Transfer Agent does not create an option warrant or right to purchase shares of the Fund and no penalty is incurred by any party if the intention declared is not fulfilled.

2. CERTIFICATES will not be issued unless requested, but shares included under these Accounts will be placed to the credit of the investor on the records books of Chubb Investment Funds, Inc. and shall entitle him/her to full shareholder rights. At written request of the investor, certificates will be issued for all or part of the full shares owned without in any way affecting the continued operation of the Investor's Chubb Investment Funds, except that no certificate will be issued to a shareholder whose account has a net asset value of less than $250.

3. SYSTEMATIC WITHDRAWAL PLAN AND SYSTEMATIC EXCHANGE PRIVILEGE PAYMENTS shall be made from the proceeds of redeemed shares of the Fund. The Transfer Agent, as Agent for the Investor, will redeem as many shares as shall be necessary to obtain the funds needed for the scheduled payment. Such redemption of shares shall be made at the net asset value in effect at the close of business on the 10th or 25th day as designated by the investor (or, if that day is not a business day, then the following business day) of each month. Periodic checks of $50 or more will be sent per the Investor's instructions either monthly, quarterly, semi-annually or annually (monthly only for the Systematic Exchange Privilege) on or before the fifth business day following such redemption. Investors should be cautioned that purchases of shares of the Fund at a time when the Investor has a Systematic Withdrawal Plan in effect would result in the payment of unnecessary commissions by the Investor and may not be advantageous to him/her.

4. SHARES MAY BE REDEEMED at any time upon written or telephone request of the Investor or the registered representative of record OR upon 60 days' notice to a shareholder whose account has a net asset value of less than $250 as a result of redemption, provided such shareholder does not increase his/her record ownership to the minimum level within 60 days after the notice is mailed.

5. A DISTRIBUTION OPTION MAY BE CHANGED at any time with written notice or telephone request from an investor or registered representative of record to the Transfer Agent. Upon receipt by the Transfer Agent of Appropriate evidence of the Investor(s) death(s), the Distribution Option will automatically be changed so that dividends are paid in cash and capital gain distributions are reinvested in additional shares in the Investor(s) account.

6. A CHUBB INVESTMENT FUNDS ACCOUNT WILL BE CLOSED when all shares in the Account are redeemed or transferred. Upon closing of an Account or termination of a Withdrawal Plan or Systematic Exchange Privilege, unless otherwise requested, fractional shares will automatically be redeemed at the net asset value effective at the time of such closing or termination, and will be delivered to the Investor or his/her duly appointed legal representative, together with any cash balance then held.

7. The Transfer Agent will act as Agent for the Dealer in purchasing shares from the Principal Underwriter, as Agent for the Principal Underwriter in purchasing shares from the Fund and as Agent for the Fund in repurchasing shares in certain accounts. In acting as Agent for Dealer, the Transfer Agent shall incur no liability for any action taken or omitted in good faith and with due care. The Fund bears the cost of the services which the Transfer Agent renders to the Investor, and the cost of services which the Transfer Agent renders to the Dealer is borne by the Principal Underwriter. The Transfer Agent may charge the Investor for extra services performed at his/her request, as set forth in the Prospectus.

8. PAYEES EXEMPT FROM BACKUP WITHHOLDING. Payees specifically exempted from backup withholding on interest and dividend payments include the following:

  .  A corporation
  .  A financial institution
  . An organization exempt from tax under section 501(a), or an individual retirement plan
  .  The United States or any agency or instrumentality thereof
  . A State, the District of Columbia, a possession of the United States, or any subdivision or instrumentality thereof
  . A foreign government, a political subdivision of a foreign government, or any agency or instrumentality thereof
  .  An international organization or any agency or instrumentality thereof
  . A registered dealer in securities or commodities in the U.S. or a possession of the U.S.
  .  A real estate investment trust
  .  A common trust fund operated by a bank under section 584(a)
  .  An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
  . An entity registered at all times under the Investment Company Act of 1940 . A foreign central bank of issue
  . A middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List.

INDIVIDUAL ACCOUNT APPLICATION--(NOT TO BE USED AS AN IRA)
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                               DEALER AGREEMENT
The Dealer guarantees the signature(s) of the applicant(s); that to the best of the Dealer's knowledge and belief the Investor is of full age and is legally competent; that the Dealer may lawfully sell securities in the state which the Investor has designated in such application as his/her mailing address; and that in the case of a Systematic Withdrawal Plan, that the Dealer has reviewed with the applicant(s) the provisions of this Systematic Withdrawal Plan and the rate of withdrawal, and believes that the withdrawals requested are reasonable in light of the Investor's circumstances. The Dealer represents that it has entered into a Selected Dealer Agreement with Chubb Securities Corporation, the Principal Underwriter, and in signing this Application appoints the Transfer Agent, Inc. as its Agent to execute the purchase transactions in accordance with the terms and the Company Account Application executed by the Investor or the Investor's Withdrawal Plan or Systematic Exchange Privilege and to confirm each purchase to the Investor and Dealer. With respect to each purchase, the Transfer Agent will remit semi-monthly to the Dealer the Amount of its concession.

                                TERMS OF ESCROW
1. From my initial purchase (or from subsequent purchases, if necessary), 5% for the Total Return and Growth and Income Funds and 3% of the Government Securities and Total Return Funds, of the minimum dollar amount in the category specified in my Letter of Intent will be held in escrow by the Transfer Agent under this Letter of Intent in the form of shares, registered in my name computed to the nearest full share at the public offering price applicable to the Initial purchase.

2. All dividends and any capital gains distributions on shares held in escrow will be paid to me or my order.

3. When I complete the minimum investment in the category specified in my Letter of Intent, the shares held in Escrow will remain on deposit unless I instruct that a certificate be delivered to me.

4. If my total purchases within 13 months under this Letter of Intent plus my credit under the "Right of Accumulation" are less than the amount I have specified, I will remit to Chubb Investment Funds, Inc. any difference between the sales charge on the amount actually purchased and the amount specified in this Letter of Intent.

5. If I do not pay such difference in sales charge within 20 days after written request from Chubb Investment Funds, Inc. or my Dealer, the Transfer Agent, upon instructions from Chubb Investment Funds, Inc. will redeem the appropriate number of shared held in Escrow to realize such difference and release any excess.

6. In signing this Agreement, I hereby irrevocably constitute and appoint the Transfer Agent my attorney to surrender for redemption any or all shares held in Escrow with full power of substitution in the premises.

                             LETTER OF INTENT TERMS
1. If my total purchases made under this Letter of Intent plus my credit under the "Right of Accumulation" are large enough to qualify for a lower sales charge category than that application to the category I have specified, all transactions will be recomputed on the expiration date of the Agreement to effect the lower sales charge. The Dealer, by signing this Letter, agrees to return to Chubb Investment Funds, Inc. as part of such retroactive price adjustment the excess of the commission previously allowed or paid to the Dealer over that which is applicable to the actual amount of the total purchases under this Letter of Intent plus my credit under the "Right of Accumulation."

2. In retroactive price adjustment, any difference in sales charge will be either delivered to me in cash or invested in additional shares at the lower charge, as I so instruct.

3. In order to qualify for the quantity discount under this Agreement, members of my immediate family include my spouse, children under 21, or any legal representative of my minor children. Also qualifying for the quantity discount are purchases made by a trustee or other fiduciary of a single trust estate or single fiduciary account, including a pension, profit-sharing, or other employee benefit trusts created pursuant to a plan qualified under Sec. 401 or 406 of the Internal Revenue Code.

4. A purchase not made pursuant to this Agreement may be included hereunder if this Agreement is filed within 90 days of the purchase, in which event the 13-month period will commence on the date of such purchase.

5. Subject to the above terms of Escrow, each purchase will be made at the current public offering price applicable for the full amount covered by the Letter of Intent, as described in the Prospectus of the Fund.

6. To ensure that future purchases will receive a quantity discount, I or my Dealer must inform the Transfer Agent that this statement is in effect each time I make an investment in shares. Whenever I make an additional investment in shares of the Fund, I will make reference to this Letter of Intent when each remittance is forwarded for investment.

                TELEPHONE EXCHANGE AND REDEMPTION AUTHORIZATION
1. I understand that all the restrictions which apply to exchanges and redemptions of shares, as outlined in the current Prospectus, apply to telephone exchanges and redemptions, including service charges and any sales charges.

2. I understand and agree to notify the Transfer Agent, in writing, or any changes which would affect this authorization, including cancellation. I further understand that those changes will become effective within 3 days after receipt of the written notification.

3. I understand that the Transfer Agent will require, as verification, personal identification information each time I exchange or redeem shares by telephone. By signing this application, I further understand that although these procedures have been established to reduce the risk of unauthorized exchanges and redemptions, such a risk still exists, and I understand and agree that neither Chubb Investment Funds nor the Transfer Agent is liable for any loss arising from any telephone exchange or redemption.

[LOGO OF CHUBB INVESTMENT                                            NEW ACCOUNT
FUND APPEARS HERE]               CHUBB INVESTMENT FUNDS              APPLICATION
--------------------------------------------------------------------------------

Make check payable to and mail with the              Chubb Investment Funds
application to:                                      Mutual Funds Service Center
                                                     P.O. Box 701
                                                     Milwaukee, WI 53201-0701
--------------------------------------------------------------------------------

YOUR ACCOUNT REGISTRATION (PLEASE PRINT)

--------------------------------------------------------------------------------
Individual or Joint Tenant
--------------------------------------------------------------------------------

________________________________________________________________________________
First Name                             Initial                        Last

________________________________________________________________________________
Social Security Number                                                DOB

________________________________________________________________________________
Joint Tenant                           Initial                        Last

________________________________________________________________________________
Social Security Number                                                DOB

--------------------------------------------------------------------------------
Your Mailing Address
--------------------------------------------------------------------------------

________________________________________________________________________________
Street


________________________________________________________________________________
City                                    State                         Zip Code

(    )
--------------------------------------------------------------------------------
Daytime Phone

________________________________________________________________________________
Existing Account No., If Any

--------------------------------------------------------------------------------
 Gifts to Minors
--------------------------------------------------------------------------------

________________________________________________________________________________
Custodian's Name (only one can be named)

________________________________________________________________________________
Minor's Name (only one)

________________________________________________________________________________
Social Security Number of Minor
under the __________________________ [_] UGMA [_] UTMA
              State of Residence

--------------------------------------------------------------------------------
Corporation, Trust, or other Entity,
(S)401 Tax-Qualified Plan
--------------------------------------------------------------------------------

________________________________________________________________________________
Name of Corporation, Trust or 401 Plan

________________________________________________________________________________
Tax ID Number

________________________________________________________________________________
Name of Trustees (Corporate Officer)
--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS If none of the options below are elected, all distributions will be reinvested.
[_]  Dividends and capital gains in additional shares
[_]  Dividends in cash; capital gains in additional shares
[_]  Dividends and capital gains in cash Automatic Dividend Diversification
     (ADD). Reinvest my dividends and capital gains from ____ portfolio into ________________ portfolio

TELEPHONE EXCHANGE I authorize exchanges between Chubb Investment Funds upon telephone instruction by the shareholder or the registered representative of record for the account. [_] Yes [_] No

If neither box is checked, the telephone exchange privilege will be provided. Call 800-541-2053

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION (Minimum $250 per portfolio)
Chubb Money Market                                              $ ______________

Chubb Government                                                $ ______________

Chubb Tax Exempt                                                $ ______________

Chubb Total Return                                              $ ______________

Chubb Growth & Income                                           $ ______________

Chubb Capital Appreciation                                      $ ______________

Chubb Global Income                                             $ ______________

Total Amount Invested                                           $ ______________
--------------------------------------------------------------------------------
EXPEDITED TELEPHONE REDEMPTIONS

[_] You may redeem your shares of any portfolio by calling 800-541-2053. Shares will be redeemed and check made payable as account is registered and mailed to address or wired to the bank account. Maximum telephone redemption is $50,000 per transaction. Telephone redemption cannot be done within 15 days of an address change over the phone.


PROCEEDS OPTIONS
----------------
[_] Wire Payment ($12.00 fee)
[_] Electronic Funds Transfer (no fee) (see prospectus)
[_] Mail


(FOR FEDERAL FUND WIRES OR ELECTRONIC FUNDS TRANSFERS (EFT) ONLY)

________________________________________________________________________________
Name of Bank Account

________________________________________________________________________________
Bamk Account Number

________________________________________________________________________________
Name of Bank

________________________________________________________________________________
Address



IMPORTANT: IF YOU WISH TO HAVE FEDERAL FUND WIRE SERVICE OR EFT SERVICE, ENCLOSE A VOIDED CHECK FROM THE BANK ACCOUNT IN WHICH YOU WISH TO USE THIS SERVICE, A CHARGE MAY BE IMPOSED FOR WIRE TRANSFER.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN ($50 minimum initial investment each portfolio)
[_] Beginning on _________ of ______, and every month thereafter, I authorize
                   Month       Year
FIRSTAR Trust Company to debit, on or about the [_] th of each month or the next business day thereafter, the amount requested from my bank account for investment in the portfolio indicated.

PLEASE ATTACH A VOIDED CHECK. YOUR BANK MUST BE A
MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH)

________________________________________________________________________________
Bank Name

________________________________________________________________________________
Portfolio Account Number (if assigned)                            Portfolio Name

________________________________________________________________________________
Amount of Each Monthly Investment ($50 minimum per fund)

________________________________________________________________________________
Depositor's Signature

________________________________________________________________________________
Depositor's Signature (if joint bank account, both must sign)

--------------------------------------------------------------------------------
CHECK WRITING OPTION  (Money Market, Government, Global Income and Tax Exempt)
[_] I have enclosed a signed check writing signature form from the prospectus.
--------------------------------------------------------------------------------

LETTER OF INTENT (OPTIONAL),

I agree to the Letter of Intent Conditions as outlined in the prospectus. I intend to invest, within a 13-month period beginning on the date hereof (initial purchase date) in shares of the Fund purchased hereunder and one or more of the other funds listed above (the"Funds"), an aggregate amount which, together with the value of shares of any of the Funds, then owned by me, will equal or exceed the amount indicated as follows:

[_] $100,000                     [_] $250,000                    [_] $500,000
[_] $1,000,000                   [_] $2,000,000                  [_] $5,000,000

RIGHT OF ACCUMULATION

[_]I own shares in the portfolios noted, to be applied for a reduced sales charge.

________________________________________________________________________________
Portfolio                                                         Account Number

________________________________________________________________________________
Portfolio                                                         Account Number

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE
Exchange from (check one):
[_] Chubb Money Market                                   [_] Chubb Government
[_] Chubb Tax Exempt                                     [_] Chubb Total Return
[_] Chubb Growth & Income                                [_] Chubb Capital
[_] Chubb Global Income                                      Appreciation
($50 minimum per portfolio selected)

Exchange to:                                              Monthly Dollar Amount
Chubb Money Market                                                 $___________
Chubb Tax Exempt                                                   $___________
Chubb Growth & Income                                              $___________
Chubb Government                                                   $___________
Chubb Total Return                                                 $___________
Chubb Global Income                                                $___________
Chubb Capital Appreciation                                         $___________

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN (Minimum account value: $5,000) Chubb Investment Funds is authorized to make Systematic Withdrawal payments of:
$____________________ or _____ %
(minimum amount $50)
[_] monthly [_] quarterly [_] semi-annually [_] annually
The [_] th day (or next business day thereafter)
of ___________ of ______.
     Month         Year

________________________________________________________________________________
Portfolio Name

________________________________________________________________________________
Portfolio Account Number if Existing


[_] Send to account registration
[_] Send to payee(s) noted below
[_] Send to bank account via EFT

________________________________________________________________________________
Payee(s)

________________________________________________________________________________
Street

________________________________________________________________________________
City                                State                               Zip Code

--------------------------------------------------------------------------------
SIGNATURE CERTIFICATION

I am (we are) of legal age and wish to establish an account in accordance with the terms of the current prospectus, which I acknowledge receiving, I authorize the establishment of an account in accordance with this application. Under penalties of perjury I certify (1) that the Social Security or Taxpayer Identification Number shown on this form is my current Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

________________________________________________________________________________
Signature*                                                                  Date

________________________________________________________________________________
Signature of Co-Owner, if any                                               Date

DEALER INFORMATION

________________________________________________________________________________
Dealer Name

________________________________________________________________________________
Dealer Address (Main Office)

________________________________________________________________________________
City                                State                               Zip Code

________________________________________________________________________________
Dealer Authorized Signature

________________________________________________________________________________
Branch Address

________________________________________________________________________________
City                                State                               Zip Code

________________________________________________________________________________
Dealer Branch Office #                                            Branch Phone #

________________________________________________________________________________
Rep #

*If shares are to be registered in (1) joint names, both persons should sign,
(2) a custodian for a minor, the custodian should sign, (3) a trust, the trustees(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

________________________________________________________________________________
Print name and title of officer signing for a corporation or other entity.

[LOGO]  CHUBB INVESTMENT FUNDS, INC.                            CHECKING ACCOUNT
        ("The Company")                                           SIGNATURE CARD
--------------------------------------------------------------------------------

The Bank and the Company are expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.

2. CHECK PAYMENT: The Signatory(s) authorize and direct the Bank to pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition, the Signatory(s) agree(s) that:
    (a) No check shall be issued or honored, or any redemption effected, in any amount less than $250;
    (b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have not been issued;
    (c) No check shall be issued or honored, or redemption effected, for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels;
    (d) No checks shall be issued or honored which would result in a termination of the shareholder's account;
    (e) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Company including without limitation any additions, amendments and supplements thereto.

3 DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card,
(b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Bank is authorized to act upon such signature, and (c) each Signatory guarantees to the Bank the genuineness and accuracy of the signature of other Signatory(s).

TERMINATION: The Bank and the Company may at any time terminate this account, related share redemption service and the Bank's agency for the Signatory(s) hereto without prior notice by the Bank to any of the Signatory(s).

HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns of the Signatory(s).

________________________________________________________________________________

PLEASE COMPLETE AND SIGN IF ELECTING REDEMPTION BY CHECK
(Available only for the Money Market Fund, the Government Securities Fund, Global Income Fund and the Tax-Exempt Fund)

Signature card to establish a check redemption account, which allows you to write a check against your Company account.

________________________________________________________________________________
                                    NAME(S)


____________________________________     _______________________________________
ADDRESS                                  ACCOUNT NUMBER

                 ONE
------------------------------------     _______________________________________
    NUMBER OF SIGNATURES REQUIRED                          DATE

All registered owner(s) of the Company shares named above must sign below. By signing his/her card the signatory(s) agree(s) to all of the terms and conditions set forth on the reverse hereof.


     SIGNATURES/NAME (PRINT)                SOCIAL SECURITY OR TAX I.D. NUMBER
____________________________________     _______________________________________

____________________________________     _______________________________________

____________________________________     _______________________________________


Form 3-6116 2/97

Distributor:
Chubb Securities Corporation
PO Box 205
One Granite Place
Concord, NH 03302

================================================================================


                          CHUBB INVESTMENT FUNDS, INC.
                               ONE GRANITE PLACE
                          CONCORD, NEW HAMPSHIRE 03301
                                 (603) 226-5000


================================================================================


This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for Chubb Investment Funds, Inc. (the "Company"). It is incorporated by reference into the Prospectus. A copy of the Prospectus may be obtained from the Company at the address and telephone number above.

The date of the Prospectus to which this Statement of Additional Information relates is May 1, 1997.

The date of this Statement of Additional Information is May 1, 1997.

                               TABLE OF CONTENTS


                                                                      Page
                                                                      ----
GENERAL INFORMATION AND HISTORY.....................................   3
INVESTMENT OBJECTIVES AND POLICIES..................................   3
  Investment Policies...............................................   3
  Investment Restrictions...........................................   3
DESCRIPTION OF CERTAIN INVESTMENTS..................................   5
  Bank Obligations..................................................   6
  Commercial Paper..................................................   6
  United States Dollar Obligations of Foreign
  Branches of United States Banks...................................   6
  Samurai and Yankee Bonds..........................................   6
  Brady Bonds.......................................................   7
  Repurchase Agreements.............................................   7
  Reverse Repurchase Agreements.....................................   8
  Loan Participations and Other Direct Indebtedness.................   8
  Options and Futures...............................................   9
  'When-Issued" and "Delayed Delivery Securities"
  "Forward Commitments".............................................  13
  Foreign Securities................................................  13
  Depository Receipts...............................................  14
  Mortgage-Related Securities.......................................  14
  Warrants..........................................................  15
  Investment Companies..............................................  15
DESCRIPTION OF INVESTMENT RATINGS...................................  15
  Moody's - Bond Ratings............................................  15
  Moody's Commercial Paper Ratings..................................  16
  Standard & Poor's - Bond Ratings..................................  16
  Standard & Poor's Commercial Paper Ratings........................  17
INVESTMENT ADVISORY AND OTHER SERVICES..............................  18
  Investment Management.............................................  18
  Transfer Agent....................................................  20
  Independent Auditors..............................................  20
  Custodians........................................................  20
MANAGEMENT OF THE COMPANY...........................................  20
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS....................  22
CAPITAL STOCK.......................................................  23
DISTRIBUTION OF THE COMPANY'S SHARES................................  23
  Principal Underwriter.............................................  23
  Distribution Plan.................................................  24
OFFERING AND REDEMPTION OF SHARES...................................  25
DETERMINATION OF NET ASSET VALUE....................................  26
MAINTENANCE OF NET ASSET VALUE PER SHARE FOR THE MONEY MARKET FUND..  27
TAXES AND DIVIDENDS.................................................  27
PERFORMANCE AND YIELD INFORMATION...................................  28
ADDITIONAL INFORMATION..............................................  30
  Name and Service Mark.............................................  30
FINANCIAL STATEMENTS                                                  30

GENERAL INFORMATION AND HISTORY

Chubb Investment Funds, Inc., (the "Company") is comprised of seven separate portfolios (the "Funds"). Six portfolios of the Company are open-end, diversified management investment companies and one portfolio, Chubb Global Income Fund, is an open-end non-diversified investment company and are registered as such under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated on April 27, 1987 and had no business history prior to its formation.

                      INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT POLICIES

The investment objectives and policies of each Fund are described in the Company's Prospectus under the heading "Investment Objectives and Policies" with each Fund's policies being described specifically under its own sub-heading. The following information supplements the discussion of investment objectives and policies for each Fund contained in the Company's Prospectus. Unless otherwise specified, the investment policies and restrictions of each Fund are not fundamental policies and may be changed by the Company's Board of Directors without shareholder approval. Shareholders will be notified prior to any material change. The investment objectives of each Fund are fundamental policies and may be changed only with shareholder approval.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions relating to the investments of each Fund. The investment restrictions numbered 1 through 7, 10 and 13 are fundamental policies of each Fund and may not be changed without approval of a majority of the outstanding shares of each affected Fund. Each restriction applies to each Fund of the Company, unless otherwise indicated. A change in policy affecting only one Fund may be effected with the approval of a majority of the outstanding shares of that Fund only. (As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting of which more than 50% of the outstanding share are represented or (2) more than 50% of the outstanding shares.) All other investment restrictions are operating policies and are subject to change by the Company's Board of Directors without shareholder approval. No investment restriction which involves a maximum percentage of securities or assets will be considered to be violated unless the excess over the percentage occurs immediately after and is caused by an acquisition or borrowing of securities or assets by the Fund. A Fund will not:

1. Issue securities senior to its common stock, except to the extent that permissible borrowings may be so construed. For purposes hereof, writing covered call options and entering into futures contracts, to the extent permitted by restrictions 8 and 10 below, shall not involve the issuance of senior securities or borrowings.

2. Buy securities on margin, except that it may: (a) obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and (b) make margin deposits in connection with futures contracts, subject to restrictions 10 and 11 below.

3. Borrow money, except each Fund may, as a temporary measure for extraordinary or emergency purposes, including to cover net redemptions, and not for investment purposes, borrow from banks and then only in amounts not exceeding 5% of its total assets. In addition, no Fund may pledge, mortgage or hypothecate its assets except in connection with permissible borrowings and then only in amounts not exceeding 10% of the value of its total assets. A Fund will not pledge, mortgage or hypothecate its assets to the extent that at any time the percentage of pledged assets plus the sales commission will exceed 10% of the value of its total assets. This restriction will not prevent a Fund from (a) purchasing securities on a "forward commitment", "delayed delivery" or "when-issued" basis or (b) entering into futures contracts as set forth below in restriction 10 or as regards the Global Income Fund entering into reverse repurchase agreements, provided that a segregated account consisting of cash or liquid high grade debt securities in an amount equal to the total value of the securities underlying such agreement is established and maintained.

4. Act as an underwriter of securities of other issuers except to the extent that it may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (a) in reselling securities, such as restricted securities, acquired in private transactions and subsequently registered under the Securities Act of 1933, and (b) in connection with the purchase of government securities directly from the issuer, or (c) with respect to the Capital Appreciation Fund and Global Income Fund, except to the extent that the disposition of a security may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

5. Invest 25% or more of the value of the total assets of any Fund, except the Global Income Fund, in securities of issuers having their principal business activities in the same industry. With respect to the Money Market Fund only, debt securities issued by domestic banks will not be subject to this restriction. This restriction also shall not apply to: (i) securities issued or guaranteed by the United States Government, its agents or instrumentalities and (ii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this restriction industrial development bonds issued by non-governmental issuers will not be considered to be tax-exempt securities.

6. Invest in real estate, although the Funds may buy securities of companies which deal in real estate, and securities which are secured by readily marketable interests in real estate, including interests in real estate investment trusts, real estate limited partnerships, real estate investment conduits or mortgage related instruments issued or backed by the United States Government, its agencies or its instrumentalities. However, as a matter of operating policy in accordance with state securities law restrictions, the Funds will not invest in real estate limited partnerships other than master limited partnerships traded on a national securities exchange.

7. Make loans, except the Funds may: (a) purchase bonds, debentures, notes and other debt obligations customarily either publicly distributed or distributed privately to institutional investors and within the limits imposed on the acquisition of restricted securities set forth in restriction 11, and (b) enter into repurchase agreements with respect to its portfolio securities.

8. Write options, except that all the Funds, except the Money Market Fund, may write covered call options, and the Global Income Fund may write put options, provided that as a result of such sale, a Fund's securities covering all call options or subject to put options would not exceed 25% of the value of the Fund's total assets.

9. Purchase options, except that all the Funds, except the Money Market Fund, may purchase put options and the Global Income Fund may purchase put and call options provided that the total premiums paid for such outstanding options owned by a Fund does not exceed 5% of its total assets. No Fund, except the Global Income Fund, may write put options on securities other than to close out previously purchased put options.

10. Enter into commodity contracts, except that all the Funds, except the Money Market Fund, may enter into financial futures contracts and the Global Income Fund may also enter into foreign currency hedging contracts and stock index futures contracts if, immediately thereafter: (a) the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would not exceed 5% of the value of a Fund's total assets, and (b) a segregated account consisting of cash or liquid high-grade debt securities in an amount equal to the total market value of any futures contract purchased by a Fund, less the amount of any initial margin, is established.

11. Invest more than 10%, or in the case of the Global Income Fund and Capital Appreciation Fund 15%, of the net asset value of any Fund in securities which are not readily marketable, such as repurchase agreements having a maturity of more than 7 days, restricted securities, time deposits with maturities of more than 7 days, and other securities which are not otherwise readily marketable, provided, however, that the Global Income Fund and Capital Appreciation Fund may invest without limitation in restricted securities issued under Rule 144A of the Securities Act of 1933 provided the Board of Directors or the Investment Manager under the direction of the Board of Directors has determined that each such security is liquid.

12. Invest more than 10% of the value of its total assets in securities of other open-end and closed-end investment companies, except by purchases in the open market involving only customary broker's commissions or as part of a merger, consolidation, or acquisition, or as otherwise permitted by the 1940 Act and rules thereunder.

13. Except with respect to the Global Income Fund, make an investment unless, when considering all its other investments, 75% of the value of the Fund's total assets would consist of cash, cash items, United States Government securities, securities of other investment companies, and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that (a) no more than 5% of the value of the Fund's total assets would be invested in any one issuer and (b) no more than 10% of the issuer's outstanding voting securities would be held by the Company. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than United States Government securities, of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Money Market Fund will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer and (ii) 5% of the Money Market Fund's total assets, when acquired in Second Tier Securities. As a matter of operating policy, the Company will not consider repurchase agreements to be subject to this 5% limitation if all the collateral underlying the repurchase agreements are United States Government Securities.

14. Invest more than 5% of the value of the total assets of the Fund in securities of companies having, at the time of purchase, a record of less than 3 years' continuous operations, including predecessors and unconditional guarantors.

15. Enter into a repurchase agreement with Chubb Life Insurance Company of America ("Chubb Life"), The Chubb Corporation, or a subsidiary of either such corporation.

16. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Funds and any other account under common management may be combined or allocated between the Fund and such account.

17. Invest in companies for the sole purpose of exercising control or management.

18. Invest in interests, other than debentures or equity stock interests, in oil and gas or other mineral exploration or development programs.

19. Invest more than 5% of the value of the total assets of the Fund in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges, or more than 2% of the value of the assets of a Fund in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

20. Invest in securities of foreign issuers, except that the Money Market Fund may invest up to 10% of the value of its total assets in U.S. dollar denominated securities of foreign issuers, and the Total Return Fund and the Growth and Income Fund and the Capital Appreciation Fund may invest up to 20% of the value of their total assets in securities of foreign issuers including ADRs. The Global Income Fund may invest an unlimited percentage of its assets in securities of foreign issuers, developed or undeveloped, or whether listed on an exchange or unlisted.

21. Invest in securities of any issuer if the officers and directors of the Company or the Investment Manager or Investment Administrator own individually more than 1/2 of 1% of such issuer's securities or together own more than 5% of such issuer's securities.

22.  Effect short sales of securities, except short sales against the box.


                      DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Funds.

BANK OBLIGATIONS

All of the Funds may acquire obligations of banks with total assets of at least $500,000,000. These include certificates of deposit, bankers' acceptances, and time deposits, all of which are normally limited to $100,000 per Fund from any one bank. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. None of the Funds will invest in time deposits maturing in more than seven days.

The Money Market Fund will not invest in any security issued by a commercial bank unless the bank is organized and operating in the United States and is a member of the Federal Deposit Insurance Corporation ("FDIC"). However, this limitation shall not prohibit investments in foreign branches of the United States banks and United States branches of foreign banks which otherwise meet the foregoing requirements.

COMMERCIAL PAPER

All the Funds may invest in commercial paper. Commercial paper involves an unsecured promissory note issued by a corporation. It is usually sold on a discount basis and has a maturity at the time of issuance of 9 months or less. On the date of investment, with respect to the Money Market Fund, such paper or its issuer must be rated in one of the two highest commercial paper rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") which have issued a rating with respect to such commercial paper or its issuer or by one NRSRO if that paper or its issuer has been rated by only one NRSRO ("Requisite NRSROs") or, if not rated, must be of comparable quality. The Funds, other than the Money Market Fund, may invest in commercial paper rated within the three highest categories by Moody's, Standard & Poor's or other NRSROs or, if not rated, which are of equivalent investment quality in the judgment of the Investment Manager.

UNITED STATES DOLLAR OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS

The Money Market Fund may invest in United States dollar obligations of foreign branches of FDIC-member United States banks. These instruments represent the loan of funds actually on deposit in the United States. The Company believes that the United States bank would be liable in the event that the foreign branch failed to pay on its United States dollar obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the United States. Exchange controls, taxes, or political and economic developments could affect liquidity or repayment. Because of possibly conflicting laws or regulations, the issuing bank could maintain that the liability is solely that of the branch, thus exposing the Fund to a possible loss. Such United States dollar denominated obligations of foreign branches of FDIC-member United States banks are not covered by the usual $100,000 FDIC insurance if they are payable only at an office of such a bank located outside the United States, the District of Columbia, Puerto Rico, Guam, American Samoa, and the U.S. Virgin Islands. The Money Market Fund will limit its investment in foreign U.S. dollar-denominated obligations to no more than 10% of the Fund's total assets and the Global Income Fund has no such limitation.

SAMURAI AND YANKEE BONDS

All of the Funds except the Money Market Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds") and in U.S. dollar denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared to bonds issued in their country of domicile, such bond normally carry a higher rate of interest, but are less actively traded. It is the policy of each Fund to invest in Samurai bonds and Yankee bonds only after taking into account considerations of quality and liquidity as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

BRADY BONDS

All of the Funds, except the Money Market Fund and the Government Securities Fund may, subject to their investment restrictions, invest in "Brady Bonds", which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay Venezuela, and are expected to be issued by Ecuador and other emerging countries. The largest proportion of Brady Bonds outstanding has been issued by Brazil and Argentina, both nation's issues are rated below investment grade. However the Company is not aware of any payment defaults on Brady Bonds. Investors should realize that Brady Bonds are a recent innovation and do not have a long payment history. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily dollars) and are actively traded in the secondary market for Latin America debt. The Funds may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds is equal to at least one year of rolling interest payments or, in the case of floating rate bonds is initially equal to at least one year's rolling interest payments based upon the applicable interest rate at that time and is adjusted at regular intervals thereafter.

REPURCHASE AGREEMENTS

All of the Funds may invest in repurchase agreements. A repurchase agreement customarily obligates the seller, at the time it sells securities to a Fund, to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Fund upon their acquisition is accrued as interest and is included in the Fund's net income declared as dividends. The underlying securities will consist of high-quality liquid securities. With respect to the Money Market Fund, the underlying security must be either a United States Government security or a security rated in the highest rating category by the Requisite NRSROs and must be determined to present minimal credit risk. The Fund has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreements unless the seller fails to pay the repurchase price. It is each Fund's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity.

During the holding period of a repurchase agreement, the seller must "mark to market" the collateral on a daily basis and must provide additional collateral if the market value of the obligation falls below the repurchase price. If a Fund acquires a repurchase agreement and then the seller defaults at a time when the value of the underlying securities is less than the obligation of the seller, the Company could incur a loss. If the seller defaults or becomes insolvent, a Fund could realize delays, costs, or a loss in asserting its rights to the collateral in satisfaction of the seller's repurchase agreement. The Fund will enter into repurchase agreements only with sellers who are believed by the Investment Manager to present minimal credit risks and whose creditworthiness has been evaluated by the Investment Manager in accordance with certain guidelines and is subject to periodic review by the Board of Directors of the Company. Currently, these guidelines require sellers who are broker-dealers to have a net worth of at least $25,000,000, although this requirement may be waived by the Board of Directors of the Company on the recommendation of the Investment Manager, and sellers who are banks to have assets of at least $1,000,000,000. The seller also must be considered by the Investment Manager to be an institution of impeccable reputation and integrity, and the Investment Manager must be acquainted with and satisfied with the individuals at the seller with whom it deals.

REVERSE REPURCHASE AGREEMENTS

In order to generate additional income the Global Income Fund may engage in reverse repurchase agreement transactions with banks, broker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that the Fund assumes the role of seller/borrower in the transaction. The Fund will maintain segregated accounts at the custodian containing liquid, high grade, debt securities that at all times are equal to its obligations under the repurchase agreements. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS

The Funds may purchase loan participations and other direct indebtedness. In purchasing a loan participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer the Fund more protection than an unsecured loan in the event non-payment of scheduled interest or principal. However, there is no assurance that liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that collateral can be liquidated.

These loans and other direct indebtedness are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans and other direct indebtedness loans are generally made by a syndicate of lending institutions, represented by an agent lending institution, which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively such loans and other direct indebtedness may be structured as a novation, pursuant to which the Fund would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. The Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loan participations and other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Fund to increase its investment in a company when the Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash of high grade debt obligations in an amount sufficient to meet such commitments.

The Fund's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct indebtedness which the Fund will purchase, the Investment Manager will rely upon its own (and not upon the original lending institution's) credit analysis of the borrower. As the Fund may be required to rely upon another institution to collect and pass on to the Fund amounts payable with respect to the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of the certain investment restrictions pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. For example, if a loan or other direct indebtedness is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Investment Manager's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect the Fund. In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such investments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Investment Manager determines that such investments are illiquid, the Fund will include them in the investment limitations above.

                              OPTIONS AND FUTURES

CALL OPTIONS. All the Funds, except the Money Market Fund, may write (sell) covered call options which are traded on national and international securities exchanges to enhance investment performance or for hedging purposes. A call option is a contract that gives the holder (buyer) of the option the right to buy (in return for a premium paid), and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at a specified price (the exercise price) at any time before the option expires. A covered call option is a call in which the writer of the option, for example, owns the underlying security throughout the option period or has deposited in a separate account with the Company's custodian liquid high-grade debt obligations or cash equal in value to the exercise price of the option.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a seller, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price, although it must be at the previously agreed to exercise price.

A Fund may protect itself from loss due to a decline in value of the underlying security or from the loss of appreciation due to its rise in value by buying an identical option, in which case the purchase cost of such option may offset the premium received for the option previously written. In order to do this, the Fund makes a "closing purchase transaction" on the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option that it has previously written. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

There is no assurance that a liquid market will exist for any particular option, at any particular time, and for some options no market may exist. If a Fund is unable to effect a closing purchase transaction, a Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

PURCHASING PUT OPTIONS. All the Funds, except the Money Market Fund, may purchase put options and the Global Income Fund may also sell covered put options. A Fund may purchase put options on securities to protect its holdings in an underlying or related security against an anticipated decline in market value. Such hedge protection is provided only during the life of the put option. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held by a Fund or related to such securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also sell put options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which was bought.

OPTIONS ON INDEXES. All the Funds, except the Money Market Fund, may write covered call options and may purchase put options on appropriate securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or to enhance income. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash settlement amount based upon price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than the price movements in individual stocks.

The value of a securities index fluctuates with changes in the market values of the securities which are contained in the index. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are traded on exchanges or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates.

The effectiveness of hedging through the purchase or sale of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are purchased or written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in the price of the securities comprising the securities index for which the option has been purchased. In writing securities index options, the principal risks are the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities.

FUTURES TRANSACTIONS. A futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures exchanges and trading in futures is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Upon entering into a futures contract, a Fund will be required to deposit with a futures commission merchant a certain percentage (usually 1% to 5%) of the futures contracts market value as initial margin. As a general matter, a Fund may not commit in the aggregate more than 5% of the market value of its total assets to initial margin deposits on the Fund's existing futures contracts and premium paid for options on unexpired futures contracts. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract if all contractual obligations have been satisfied. The initial margin in most cases will consist of cash or United States Government securities. Subsequent payments, called variation margin, may be made with the futures commission merchant as a result of marking the contracts to market on a daily basis as the contract value fluctuates.

FUTURES ON DEBT SECURITIES. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. All of the Funds, except the Money Market Fund, may buy and sell futures contracts on debt securities. By purchasing futures on debt securities -assuming a "long" position- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities - assuming a "short" position - it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open future positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Investment Manager to reflect the fair value of the contract, in which case the positions will be valued by, or under the direction of, the Board of Directors.

The Funds by hedging through the use of futures on debt securities seek to establish more certainty with respect to the effective rate of return on their portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular debt securities, but expects the rate of return available in the bond market at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities contracts should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the debt securities will be offset, at least to some extent, by the rise in the value of the futures position in debt securities taken in anticipation of the subsequent purchase of such debt securities.

The Fund could accomplish similar results by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase or by buying debt securities with long maturities and selling debt securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique (to reduce a Fund's exposure to interest rate fluctuations), given the greater liquidity in the futures market than in the bond market, it might be possible to accomplish the same result more effectively and perhaps at a lower cost. See Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts below.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS The Funds, except the Money Market Fund, may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective rate of return on securities or currencies held or intended to be acquired. Hedging may include sales of futures as a hedge against the effect or expected increases in interest rates or decreases in currency exchange rates, and purchases of futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

STOCK INDEX FUTURES CONTRACTS. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the futures contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. The Total Return Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund may buy and sell stock index futures contracts.

Stock index futures may be used to hedge the equity portion of a Fund's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures contracts, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures contracts and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case. See Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts; below.

OPTIONS ON FUTURES CONTRACTS. For bona fide hedging purposes, all the Funds except the Money Market Fund may purchase and the Global Income Fund may sell put options and write call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position) at a specified exercise price at any time before the option expires. Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which presumably will be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (to deliver a "short" position to the option holder) at the option exercise price which presumably will be higher than the current market price of the contract in the futures market.

When a Fund, as a purchaser of a put option on a futures contract, exercises such option and assumes a short futures position, its gain will be credited to its futures variation margin account. Any loss suffered by the writer of the option of a futures contract will be debited to its futures variation margin account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option usually will realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid as purchaser or required as a writer.

Options on futures contracts can be used by a Fund to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts themselves. Depending on the pricing of the option, compared to either the futures contract upon which it is based or upon the price of the underlying securities themselves, it may or may not be less risky than direct ownership of the futures contract or the underlying securities.

In contrast to a futures transaction, in which only transaction costs are involved, benefits received by a Fund as a purchaser in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, a Fund which purchased an option will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures contracts.

If a Fund writes call options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by, or to be acquired for, the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may be partially offset by favorable changes in the value of its portfolio securities.

While the purchaser or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Funds will not purchase or write options on futures contracts unless, in the Investment Manager's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward currency exchange contracts ("forward currency contracts"), as well as purchase put or call options on foreign currencies. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. In addition, for hedging purposes only, the Global Income Fund may enter into foreign currency futures contracts. The Global Income Fund may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds will engage in transactions in futures contracts and related options only for bona fide hedging purposes and not for speculation. The Funds may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amounts of initial margin deposits on a Fund's existing futures contracts and premiums paid for unexpired options on futures contracts would exceed 5% of the value of the Fund's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. In instances involving the purchase or sale of futures contracts or the writing of covered call options thereon by a Fund, such positions will always be "covered", as appropriate, by, for example, (i) an amount of cash and cash equivalents, equal to the market value of the futures contracts purchased or sold and options written thereon (less any related margin deposits), deposited in a segregated account with its custodian or (ii) by owning the instruments underlying the futures contract sold (i.e., short futures positions) or option written thereon or by holding a separate option permitting the Fund to purchase or sell the same futures contract or option at the same strike price or better. At no time may any of the Funds engage in futures contracts if the total contract value of the futures contracts would exceed 20% of the Fund's total assets.

Positions in futures contracts may be closed but only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. Consequently, where a liquid secondary market does not exist, the Fund will be unable to control losses from such futures contracts by closing out its positions.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Funds may make contracts to buy securities for a fixed price at a future date beyond customary settlement time. When such transactions are negotiated, the price is fixed at the time of commitment but delivery and payment for the securities can take place up to three months after the date of commitment to purchase. Such agreements involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Government Securities Fund, Tax-Exempt Fund or Global Income Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Investment Manager deems it appropriate to do so. The Fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price of its total commitments for forward commitment securities. The Fund may realize short-term profits or losses upon the sale of such forward commitment contracts.


FOREIGN SECURITIES. Subject to the Money Market Fund's quality and maturity standards, the Money Market Fund may invest up to 10% of the Fund's total assets in United States dollar-denominated securities of foreign issuers and in the securities of foreign branches of United States banks, such as negotiable certificates of deposit (Eurodollars). The Money Market Fund's investment in securities of foreign issuers involves certain risks that are different than an investment in only debt obligations of United States domestic issuers. These risks are discussed below.


The Growth and Income Fund, the Total Return Fund and the Capital Appreciation Fund may invest in and hold securities of foreign issuers in an amount, which together with investments in Depository Receipts, American Depository Receipts ("ADRs") European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") will not exceed 20% of the Fund's total assets. The Global Income Fund has an unlimited right to invest and hold foreign securities. For purposes hereof, securities of foreign issuers means securities of issuers organized or whose principal place of business is outside the United States, or whose securities are principally traded in securities markets outside the United States.

Investment in foreign securities may involve the following special considerations: with respect to foreign denominated securities, the risk of fluctuating exchange rates; restrictions on and costs associated with the exchange of currencies; the fact that foreign securities and markets are not as liquid as their domestic counterparts; the imposition of exchange control restrictions; and the possibility of economic or political instability. Also, issuers of foreign securities are subject to different and, in some cases, less comprehensive and non-uniform accounting, reporting and disclosure requirements than domestic issuers, and settlement of transactions with respect to foreign securities may be sometimes delayed beyond periods customary in the United States. Foreign securities also generally have higher brokerage and custodial costs than those of domestic securities. As a result, the selection of investments in foreign issues may be more difficult and subject to greater risks than investments in domestic issues. Since the Growth and Income Fund, the Total Return Fund, the Capital Appreciation Fund and the Global Income Fund may invest in businesses located in foreign nations, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those nations and there may be more difficulty in obtaining and enforcing a court judgment abroad.

The Investment Manager will consider these and other factors before investing in particular securities of foreign issuers and will not make such investments unless, in its opinion, such investments will comply with the policies and meet the objectives of the Money Market Fund, the Growth and Income Fund, the Total Return Fund, the Capital Appreciation Fund and the Global Income Fund. Also, the Board of Directors will monitor all foreign custody arrangements to ensure compliance with the 1940 Act and the rules thereunder, and will review and approve, at least annually, the continuance of such arrangements as is consistent with the best interests of the Company and its shareholders.


DEPOSITORY RECEIPTS. The Growth and Income Fund, the Total Return Fund, the Capital Appreciation Fund and the Global Income Fund may invest in "ADRs," "GDRs," and EDRs",(collectively "Depository Receipts") which, with the exception of the Global Income Fund, together with investment in securities of foreign issuers, will not exceed 20% of the Fund's total assets. ADRs are certificates issued by a United States bank representing the right to receive securities of a foreign issuer deposited in a foreign branch of a United States bank and traded on a United States exchange or over-the-counter. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank in the initial underwriting, although the issuing bank may impose charges for the collection of dividends and the conversion of ADRs into the underlying ordinary shares. Brokerage commissions will be incurred if ADRs are purchased through brokers on the domestic stock exchanges. Investments in ADRs have advantages over direct investments in the underlying foreign securities, including the following: they are more liquid investments, they are United States dollar-denominated, they are easily transferable, and market quotations for such securities are readily available. The risks associated with ownership of Depository Receipts are the same as those associated with investments in foreign securities except there is no currency risk.


MORTGAGE-RELATED SECURITIES. Government National Mortgage Association ("GNMA") certificates are mortgage pass-through securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, the Government Securities Fund and Global Income Fund may invest in mortgage pass-through securities issued by Federal National Mortgage Association ("FNMA") and by Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues two types of pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Both PCs and GMCs represent an undivided interest in a pool of conventional mortgages from FHLMC's portfolio. With respect to PCs, FHLMC guarantees the timely payment of interest and the ultimate collection of principal. With respect to GMCs, FHLMC guarantees that these securities will pay interest semi-annually and return principal annually in a guaranteed minimum amount. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States Treasury. If either fixed or variable rate pass-through securities issued by the United States Government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

The Government Securities Fund and the Global Income Fund may also invest in other types of mortgage-related securities issued by governmental entities. These other instruments include collateralized mortgage obligations ("CMOs"),mortgage-backed bonds and real estate mortgage investment conduits ("REMICs"). However, the Government Securities Fund and the Global Income Fund will not invest in residual interests of REMICs or CMOs due to the volatile nature of such instruments. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payment of principal and interest are passed through to the holders of CMOs on the same schedule as they are received, although not necessarily on a pro rata basis.

Mortgage-backed bonds are direct obligations of their issuers, payable out of the issuers' general funds and fully collateralized directly or indirectly by a pool of mortgage loans. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds, but interest and principal payments on the mortgages are not passed through directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

REMICs were created through provisions in the Tax Reform Act of 1986 in order to clarify certain ambiguities concerning the tax treatment of mortgage related securities. A REMIC is an entity that holds a fixed pool of mortgages and issues multiple classes of interests. If an issuer elects to come under the REMIC provisions, its sale of "REMIC securities" will be treated as the sale of the mortgages for tax purposes, regardless of whether such securities are issued in the form of pass-throughs or collateralized debt and regardless of the financial accounting treatment used. Investors in REMICs may purchase two types of REMIC securities: (i) "regular interests", which have the characteristics of pass-throughs or CMOs (i.e., fixed interest and principal), or (ii) "residual interests", the value of which are affected by mortgage prepayments or other contingencies. Again, the Government Securities Fund and Global Income Fund will not invest in any residual interests of REMICs or CMOs.

In reliance on an SEC interpretation of the Investment Company Act, the Company's investments in certain qualifying CMOs, including CMOs that have elected to be treated as REMICs, are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-related securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and
(iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs or REMICs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. Mortgage-related securities may not be an effective means of "locking-in" long-term interest rates because of the need to invest and reinvest scheduled and unscheduled principal payments. At the time principal payments or prepayments are received by the Fund and reinvested, prevailing interest rates may be higher or lower than the Fund's current yield. However, the Investment Manager intends to invest in these securities only when the potential benefits to a Fund are deemed to outweigh the risks. Like other bond investments, the value of mortgage-related securities will tend to rise when interest rates fall, and fall when rates rise. Their value may also change because of changes in the market's perception of the creditworthiness of the organization that issued or guaranteed them or changes in the value of the underlying mortgages. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


WARRANTS. All the Funds except the Money Market Fund may invest in warrants, which are rights to buy certain securities at set prices during specified time periods. If, prior to the expiration date, the Fund is not able to exercise a warrant at a cost lower than the underlying securities, the Fund will suffer a loss of its entire investment in the warrant. See investment restriction 19 for additional limitations on the use of warrants.


INVESTMENT COMPANIES. All the Funds may, subject to their respective Investment Restrictions, under certain circumstances acquire the securities of other open-end and closed-end investment companies. Such investments often result in duplicate fees and expenses.

                       DESCRIPTION OF INVESTMENT RATINGS

MOODY'S - BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

RATING REFINEMENTS. Moody's may apply numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES. The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk but having protection...and not distinctly or predominantly speculative."

MOODY'S COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S - BOND RATINGS

A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations.

II.    Nature of and provisions of the obligations.

III. Protection afforded by, and relative position of, the obligations in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A. Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3. Issues carrying this designation have a satisfactory capacity or timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Standard & Poor's rating categories with respect to certain municipal note issues with a maturity of less than 3 years are as follows:

SP-1. A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2.  A satisfactory capacity to pay principal and interest.

SP-3. A speculative capacity to pay principal and interest. Standard & Poor's may continue to rate note issues with a maturity greater than 3 years in accordance with the same rating scale currently employed for municipal bond ratings.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGEMENT

The Company has entered into an Investment Management Agreement with respect to each Fund with Chubb Investment Advisory Corporation (the "Investment Administrator") and Chubb Asset Managers, Inc. (the "Investment Manager"). The agreement for the Money Market Fund, Government Securities Fund, Total Return Fund, Tax-Exempt Fund, and Growth and Income Fund was approved by a majority of the shareholders of the appropriate Fund at the meeting of shareholders held April 21, 1988. The agreements for the Capital Appreciation Fund and Global Income Fund were approved by the appropriate Fund at a meeting of shareholders held August 31, 1995. The term of each agreement is one year, but will continue in effect from year to year if approved at least annually by a vote of a majority of the Board of Directors of the Company (including a majority of the directors who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal, or by the vote of a majority of the outstanding shares of a Fund. The agreements may be terminated, without the payment of any penalty, by any party, by the vote of the Board of Directors, or by vote of a majority of the outstanding shares of a Fund, on 60 days written notice to the Investment Manager and Investment Administrator of the Company, or automatically in the event of an assignment.

Under the terms of the agreements, the Investment Manager, subject to review by the Company's Board of Directors, will have the day-to-day responsibility for making decisions to buy, sell, or hold any particular security for all the Funds. See "MANAGEMENT OF THE COMPANY" in the Prospectus. The Investment Administrator, subject to review by the Company's Board of Directors, will act primarily as administrator of the Company. The Investment Administrator is also responsible for reviewing the investment transactions as executed by broker-dealers for each Fund.


For providing investment advisory, management, and administrative services to the Fund, the Investment Administrator and Investment Manager are entitled to receive monthly compensation based on a percentage of the average net asset value of each Fund as described more fully under "MANAGEMENT FEES AND EXPENSES" in the Prospectus. For the years ended December 31, 1994, December 31, 1995, and December 31, 1996 no such fees were paid to the Investment Manager. For the year ended December 31, 1994 the Company paid $9,356, $34,215, $41,974, $39,057 and
$46,851 to the Investment Administrator for the Money Market Fund, the Government Securities Fund, the Total Return Fund, the Tax Exempt Fund and the Growth and Income Fund, respectively. For the year ended December 31, 1995, the Company paid $11,436, $33,954, $49,091, $36,807, $61,946, $1,021 and $12,003 to
the Investment Administrator for the Money Market Fund, the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund, the Growth and Income Fund, Capital Appreciation Fund and Global Income Fund, respectively. For the year ended December 31, 1996 the Company paid $13,154, $33,818, $92,989, $38,966, $120,560, $9,401, and $51,455 to the Investment Administrator for the Money Market Fund, the Government Securities Fund, the Total Return Fund, the Tax Exempt Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund respectively.

The Distributor waived a portion of the fees payable under the Distribution Plan for the year ended December 31, 1996 [See "Management fees and Expenses" in the Prospectus.] Pursuant to the Expense Limitation Agreement, the Investment Administrator accepted a reduced fee for the year ended December 31, 1996 of
 .15% of the average daily net asset of the Money Market Fund, .25% of the average daily net assets of the Government Securities Fund, Tax-Exempt Fund and the Capital Appreciation Fund and .35% of the average daily net assets of the Total Return Fund and the Growth & Income Fund. The Investment Administrator received its full fee of .45% of the average daily net assets for the Global Income Fund. In addition, for the year ended December 31, 1996, and pursuant to the Expense Limitation Agreement, Chubb Life agreed to assume all expenses of the Company in excess of an annual rate (based on average daily net assets) of
 .50% of the Money Market Fund, .93% of the Government Securities Fund, 1.08% of the Total Return Fund, .98% of the Tax-Exempt Fund, 1.06% of the Growth and Income Fund, 1.13% of the Capital Appreciation Fund and 1.23% of the Global Income Fund. Chubb Life, in its discretion, may assume a greater percentage of expenses.

For the year ending December 31, 1997, pursuant to the Expense Limitation Agreement, Chubb Life has agreed to assume all expenses of the Company in excess of an annual rate of 1.75% of the average daily assets of the Global Income Fund, 1.25% of the average daily net assets of the Total Return Fund, the Growth and Income Fund, and Capital Appreciation Fund, 1.00% of the average daily net assets of the Government Securities Fund and the Tax-Exempt Fund, and 0.50% of the average daily net assets of the Money Market Fund, and, in its discretion, may assume a greater percentage of expenses.

The Investment Manager and its affiliates may provide investment advice to other clients, including, but not limited to, mutual funds, individuals, pension funds and institutional investors. In addition, persons employed by the Investment Manager, who are also investment personnel of Chubb & Son, Inc., currently provide investment advice to and supervision and monitoring of investment portfolios for The Chubb Corporation and its affiliates, including general accounts of the insurance affiliates of The Chubb Corporation. In addition, certain investment personnel employed by the Investment Manager currently provide advice to other investment portfolios of entities not affiliated with The Chubb Corporation or its affiliates in their capacity as officers or directors of certain registered investment advisers not related to the Investment Manager. Some of these investment portfolios, as well as the portfolios of other clients, may have investment objectives and investment programs similar to the Funds. Accordingly, occasions may arise when the Investment Manager and investment personnel of Chubb & Son, Inc. may select securities for purchase or sale by a Fund that are also held by other advisory accounts, or that are currently being purchased or sold for other advisory accounts. It is the practice of the Investment Manager and its investment personnel, its affiliates, and the investment personnel of Chubb & Son, Inc. to allocate such purchases or sales insofar as feasible, among their advisory clients in a manner they deem equitable. It is the policy of the Investment Manager, its affiliates and the Investment personnel of Chubb & Son, Inc. not to favor any one account over the other.

On those occasions when such simultaneous investment decisions are made, the Investment Manager, its affiliates, and the investment personnel of Chubb & Son, Inc. will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Company's Board of Directors. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, the Investment Manager, its affiliates, and the investment personnel of Chubb & Son, Inc. will seek to achieve the same average unit price of securities for each advisory account and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased or sold by each advisory account. Such procedures may, in certain instances, either advantageous or disadvantageous to the Funds. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Company's transaction, it is believed that the procedure generally contributes to better overall execution of the Company's portfolio transactions.

TRANSFER AGENT


The Company has contracted with Firstar Trust Company ("Firstar") to act as its transfer agent, registrar, and dividend disbursing agent. Firstar will service shareholder accounts, and its duties will include: (i) effecting sales redemptions and exchanges of Company shares; (ii) distributing dividends and capital gains associated with Company accounts; and (iii) maintaining account records and responding to shareholder inquiries. Firstar is compensated monthly by the Company at the following annual rates per shareholder account: $19.00 for the Money Market Fund, $16.00 for the Government Securities Fund and the Global Income Fund, $14.00 for the Total Return Fund, the Tax Exempt Fund, the Growth and Income Fund, and the Capital Appreciation Fund, in addition to ACH fees, IRA fees, wire fees and out of pocket expenses. There is a minimum annual fee of $24,000 for the Money Market Fund and $10,000 for the other Funds. The fees paid to the Fund transfer agent(s) for the year ended December 31, 1996 were $212,188.

INDEPENDENT AUDITORS


Ernst & Young LLP 200 Clarendon Street, Boston, Massachusetts 02116 has been selected as the independent auditors of the Company. The financial statements of the Fund are incorporated by reference in this Statement of Additional Information and the related financial highlights included in the Prospectus for the periods indicated therein have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon incorporated by reference, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

CUSTODIANS

Citibank, N.A., 111 Wall Street, New York City, New York 10043, acts as custodian of the Company's assets. Citibank is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Company and performing other administrative duties, all as directed by persons authorized by the Company. Citibank does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Company. The Company, with respect to each Fund, may also appoint from time to time, with the approval of the Company's Board of Directors, qualified domestic sub-custodians for all the Funds and foreign sub-custodians qualified under Rule 17f-5 of the 1940 Act with respect to certain foreign securities which may be purchased by the Funds.

MANAGEMENT OF THE COMPANY

The directors and officers of the Fund, their addresses, their positions with the Fund, and their principal occupations for the past five years are set forth below:


                            Positions with               Occupations for
Name and Address             the Company               the Past Five Years
----------------            --------------             -------------------
Michael O'Reilly*           President and              Senior Vice President and Chief Investment
15 Mountain View Rd         Director                   Officer of The Chubb Corporation, Director,
Warren, New Jersey 07061                               President and Chief Operating Officer of the
                                                       Investment Manager and Senior Vice President
                                                       and Director of the Investment Administrator.

Ronald R. Angarella         Senior Vice                Senior Vice President, Chubb Life; President
One Granite Place           President                  and Director, Chubb America Fund, Inc., the
Concord, N.H. 03301         and Director               Investment Administrator, Chairman, the
                                                       Distributor, Hampshire Funding, Inc., previously
                                                       Chairman and President, Chubb Series Trust.

                            Positions with             Occupations for
Name and Address            the Company                the Past Five Years
----------------            --------------             -------------------
Charles C. Cornelio          Vice President            Executive Vice President, Chief Administrative
One Granite Place            and General               Officer, Counsel and Assistant
                             Counsel                   Life, Vice President, General Counsel and
                                                       Secretary, Chubb Concord, N.H. 03301
                                                       Secretary, Chubb Securities Corporation and
                                                       Hampshire Funding, Inc.; Vice President and
                                                       General Counsel, Chubb America Fund, Inc.;
                                                       Vice President and Secretary, Chubb
                                                       Investment Advisory.

Shari J. Lease               Secretary                 Assistant Vice President and Counsel,
Chubb One Granite Place                                Life; Secretary, Chubb America Fund, Inc.;
Concord, N.H. 03301                                    Assistant Secretary, Chubb Investment Advisory,
                                                       previously Assistant Counsel and Assistant Vice
                                                       President, State Bond and Mortgage Company
                                                       and affiliated companies.

John A. Weston               Treasurer                 Assistant Vice President of Chubb Life; Treasurer
One Granite Place                                      of Chubb Securities Corporation, Chubb
Concord, N.H. 03301                                    Investment Advisory, Hampshire Funding, Inc.,
                                                       Chubb America Fund, Inc., formerly, Mutual
                                                       Fund Accounting Officer for the Fund, Chubb
                                                       Investment Funds, Inc. and Chubb Investment
                                                       Advisory Corporation and Assistant Treasurer for
                                                       Chubb Securities Corporation and Hampshire
                                                       Funding, Inc.

Thomas H. Elwood             Assistant                 Assistant Counsel, Chubb Life; Assistant
One Granite Place            Secretary                 Secretary, Chubb America Fund, Inc.,
Concord, N.H. 03301                                    formerly, Associate Counsel, New York Life
                                                       Insurance Company; Secretary New York Life
                                                       Institutional Funds, Inc., Assistant Secretary,
                                                       Mainstay Funds, and MFA Funds.

Mark D. Landry               Assistant                 Mutual Fund Accounting and Operations Officer,
One Granite Place            Treasurer                 Chubb Life; Assistant Treasurer, Chubb
Concord, N.H. 03301                                    Investment Advisory; Chubb America Fund, Inc.,
                                                       formerly Mutual Fund Accounting and
                                                       Operations Manager, Chubb Life, Senior Fund
                                                       Accountant for the Fund and Chubb America
                                                       Fund, Inc.

James J. Weisbart            Director                  Retired, Director of Chubb America Fund, Inc.,
301 Smithfield Road                                    previously President of Bird Bath Laundromats
Contoocook, N.H. 03329                                 and President of Solomon's, Inc.
                                                       (retail clothing company)

Michael D. Coughlin          Director                  President of Concord Litho Company, Inc.
106 School Street                                      (printing company), Director of Chubb America
Concord, N.H. 03301                                    Fund, Inc.

Elizabeth S. Hager           Director                  Consultant, Fund Development; Director of
5 Auburn Street                                        Chubb America Fund, Inc., previously, State
Concord, N.H. 03301                                    Representative, New Hampshire, City
                                                       Councilor, City of Concord, N.H.
                                                       and Mayor, City of Concord, N.H.


**Asterisks indicate those directors who are "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Mr. O'Reilly and Mr. Angarella are members of the Company's Executive Committee and Valuation Committee, and Mr. Weisbart, Mr. Coughlin, and Ms. Hager are members of the Company's Audit Committee.


The Company pays no salaries or compensation to any of its officers, all of whom are officers or employees of Chubb Life, the Investment Administrator or Investment Manager. The Company pays to each director who is not affiliated with the Investment Manager or Investment Administrator or their affiliates an annual director's retainer of $2,000 and a payment of $750 plus expenses per meeting attended.


As of March 11, 1997, the directors and officers of the Company, as a group, owned .47% of the outstanding shares of the Company and less than 1% of any of the Funds individually.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

Under the Investment Management Agreement, the Investment Manager has the day-to-day responsibility for selecting broker-dealers through which securities are to be purchased and sold. The Investment Administrator has the responsibility to review the investment transactions as executed by the broker-dealers.

The money market securities and other debt securities purchased by the Money Market Fund, the Government Securities Fund, and the Tax-Exempt Fund usually will be purchased on a principal basis directly from issuers, underwriters, or dealers. Accordingly, no brokerage charges are expected to be paid on such transactions. However, purchases from an underwriter on a principal basis generally include a concession paid to the underwriter, and transactions with a dealer usually include the dealer's "mark-up" or "mark-down".

Insofar as known to management, no director or officer of the Company, of the Investment Manager, or the Investment Administrator or any person affiliated with any of them has any material direct or indirect interest in any broker employed by or on behalf of the Company except as officers or directors of the Distributor.

In selecting broker-dealers to execute transactions with respect to each Fund, the Investment Manager is obligated to use its best efforts to obtain for each Fund the most favorable overall price and execution available, considering all the circumstances. Such circumstances include the price of the security, the size of the broker-dealer's "spread" or commission, the willingness of the broker-dealer to position the trade, the reliability, financial strength and stability and operational capabilities of the broker-dealer, the ability to effect the transaction at all where a large block is involved, availability of the broker-dealer to stand ready to execute possibly difficult transactions in the future, and past experience as to qualified broker-dealers. Such considerations are judgmental and are weighed by the Investment Manager in seeking the most favorable overall economic result to the Company.

Subject to the foregoing standards, the Investment Manager has been authorized by the Company's Board of Directors to allocate brokerage to broker-dealers who have provided brokerage and research services, as such services are defined in
Section 28(e) of the Securities Exchange Act of 1934. Pursuant to that authorization, the Investment Manager may cause each Fund to pay any broker-dealer a commission in excess of the amount another broker-dealer would have charged for effecting the same transaction if the Investment Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage an research services provided by such broker-dealer to the Investment Manager, viewed in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Company and other accounts as to which it exercises investment discretion. Such brokerage and research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and strategies for the Funds. Such research services may be used by the Investment Manager in connection with any other advisory accounts managed by it. Conversely, research services to any other advisory accounts may be used by the Investment Manager in managing the investments of the Company.


During the year ended December 31, 1996 the Fund paid no commissions to an affiliated broker/dealer and no commissions were contingent upon the sale of Fund shares. As of December 31, 1996, the Total Return Fund and the Growth and Income Fund held the following shares of their regular brokers: 8,800 and 16,800 shares respectively of Merrill Lynch & Company, Inc. and 6,500 shares of Lehman Brothers Holding Inc. in the Capital Appreciation Fund.

The Investment Manager will use its best efforts to recapture all available tender offer solicitation fees and similar payments in connection with tenders of the securities of the Company and to advise the Company of any fees or payments of whatever type which it may be possible to obtain for the Company's benefit in connection with the purchase or sale of the Company's securities.

As discussed above, the Investment Manager may combine transactions for the Company with transactions for other accounts managed by it, its affiliates, or investment personnel of Chubb & Son, Inc., including other investment companies under the 1940 Act. Transactions will be combined only when the transaction meets the Company's requirements as to selection of brokers or dealers and negotiation of prices and commissions which the Investment Manager would otherwise apply.


For the year ended December 31, 1994, the Company paid $67,358, $33,679 which was paid for research services received. For the year ended December 31, 1995, it paid $83,044, $59,792 of which was paid for research services received. For the year ended December 31, 1996, it paid $123,856, $89,176 of which was paid for research services received. The increase in brokerage commissions paid over the past two years is due to increased trading volume of equities by the Company.


Portfolio turnover for each Fund can vary significantly from year to year or within a year. The Government Securities Fund's turnover rate was 140.94% for 1996, compared to 276.56% for 1995. This represents an increase from year to year, the 1995 turnover rate may still be considered high due to the following factors: (i) the need to restructure the portfolio due to changing market and/or economic conditions; (ii) The need to rebalance the portfolio as securities age down the yield curve; (iii) the need to trade securities whose characteristics are affected by moderate to large changes in interest rates (mortgage-backed securities); and (iv) value added to trading opportunities.

CAPITAL STOCK

The authorized capital stock of the Company consists of 1,000,000,000 shares of common stock, par value $.01, which are divided into Seven series: Chubb Money Market Fund, Chubb Government Securities Fund, Chubb Total Return Fund, Chubb Tax-Exempt Fund, Chubb Growth and Income Fund, Chubb Capital Appreciation Fund and Chubb Global Income Fund. Each Fund currently consists of 100,000,000 authorized shares. The Company has the right to issue additional shares without the consent of the shareholders, and may allocate its issued and reissued shares to new Funds or to one or more of the seven existing Funds.

The assets received by the Company for the issuance or sale of shares of each Fund and all income, earnings, profits and proceeds thereof are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expense of such Fund. Any assets which are not clearly allocable to a particular Fund are allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.


Chubb Life Insurance Company of New Hampshire, a wholly-owned subsidiary of the Jefferson-Pilot Corporation a North Carolina Corporation, provided the initial capital for the Company by purchasing shares of each of the original five Funds valued at $100,000 prior to the date shares of the Company were offered to the public. On July 1, 1991, Chubb Life Insurance Company of New Hampshire and Chubb Life Insurance Company of America were merged into an affiliate, The Volunteer State Life Insurance Company ("Volunteer"), which simultaneously changed its name to Chubb Life Insurance Company of America ("Chubb Life"). Chubb Life provided the initial investment for the Capital Appreciation Fund and the Global Income Fund by purchasing 10,000 shares of each Fund at a cost of $10.00 per share. Chubb Life intends to withdraw such investment from time to time. As of February 28, 1997, Chubb Life (a New Hampshire corporation), The Chubb Corporation (a New Jersey corporation), and its wholly-owned subsidiary, Federal Insurance Company ("Federal Insurance"), together owned 19% of the outstanding shares of the Company.

                     DISTRIBUTION OF THE COMPANY'S SHARES

PRINCIPAL UNDERWRITER


Chubb Securities Corporation, One Granite Place, Concord, New Hampshire 03301,
(603) 226-5000, is the principal underwriter and Distributor of the Company's shares, and is a wholly-owned subsidiary of Chubb Life. Chubb Life is a wholly-owned subsidiary of the Jefferson-Pilot Corporation, a North Carolina Corporation.

Under the terms of the Distribution Agreement, the Distributor will use its best efforts to distribute the Company's shares among investors and broker-dealers with which it has contracted to sell the Company's shares. The shares are sold only at the public offering price in effect at the time of the sale ("Offering Price"), which is determined in the manner set forth in the Prospectus under "PURCHASE OF SHARES". The Company will receive not less than the full net asset value of the shares of each Fund sold, which amount is determined in the manner set forth in this Statement of Additional Information under "DETERMINATION OF NET ASSET VALUE." The amount between the Offering Price and the net asset value of each Fund may be retained by the Distributor or it may be reallowed in whole or in part to broker-dealers effecting sales of the Company's shares. See "PURCHASE OF SHARES" in the Prospectus.


For the years ended December 31, 1996, December 31, 1995, and December 31, 1994, the Distributor retained $192,057, $102,066 and $178,576, respectively, of sales commissions after reallowance to authorized persons of $741,540, $348,575 and $592,881, respectively.

The Company pays the costs and expenses incident to registering and qualifying its shares for sale under the Federal securities laws and under the applicable state Blue Sky laws of the jurisdictions in which the Distributor desires to distribute such shares and, pursuant to the Distribution Plan, the costs of preparing, printing, and distributing prospectuses, reports and other marketing materials to prospective investors.

DISTRIBUTION PLAN

The Company has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"), which provides that the Company may, directly or indirectly, engage in activities primarily intended to result in the sale of the Company's shares.

The maximum expenditure the Company may make under the Distribution Plan will be the lesser of the actual expenses incurred in distribution related activities permissible under the Distribution Plan ("Rule 12b-1 activities"), as determined by the Board of Directors of the Company, or, with respect to the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund and the Growth and Income Fund, the Capital Appreciation Fund and to Global Income Fund 0.50% per annum of the net asset value of each such Fund. With respect to the Money Market Fund, the maximum expenditure the Company may make under the Distribution Plan will be the lesser of the actual expenses incurred in Rule 12b-1 activities, as determined by the Board of Directors of the Company, or 0.25% per annum of the net asset value of the Money Market Fund. Payments under the Distribution Plan will be accrued daily and paid quarterly in arrears.

The National Association of Securities Dealers, Inc. ("NASD") recently adopted amendments to Article III, Section 26 of its Rules of Fair Practice which, among other things, (i) impose certain limits on "ASSET BASED SALES CHARGES" paid to finance sales or sales promotion expenses) in order to regulate such charges under the maximum sales load limitations applicable to investment companies and
(ii) treat "SERVICE FEES"; payments made for personal shareholder services and/or maintenance of shareholder accounts) as distinguishable from asset based sales charges and, therefore, outside the scope of the maximum sales load limitations. The Company's Distribution Plan contemplates that activities to both (i) finance the sale of Company shares and (ii) compensate persons who render shareholder support services are Rule 12b-1 activities within the meaning of the Distribution Plan.

In light of the NASD rule amendments, the Board of Directors, and separately a majority of the Disinterested Directors, determined it would be appropriate and in the best interest of the Company and its shareholders to clearly identify that portion of the maximum expenditure under the Distribution Plan that should be considered to be asset based sales charges and that portion should be considered to be service fees. Consequently, it was determined that 0.25% per annum of the average daily net asset value of the Chubb Government Securities Fund, the Chubb Tax-Exempt Fund, the Chubb Total Return Fund, and the Chubb Growth and Income Fund, Chubb Capital Appreciation Fund and Chubb Global Income Fund and 0.075% per annum of the average daily net asset value of the Chubb Money Market Fund be considered to be asset based sales charges, as defined by
Article III, Section 26 of the NASD's Rules of Fair Practice, and 0.25% per annum of the average daily net asset value of the Chubb Government Securities Fund, the Chubb Tax-Exempt Fund, the Chubb Total Return Fund, the Chubb Growth and Income Fund, the Chubb Capital Appreciation Fund and the Chubb Global Income Fund, and 0.175% per annum of the average daily net asset value of the Chubb Money Market Fund be considered to be service fees, as defined by Article III,
Section 26 of the NASD's Rules of Fair Practice. No payment of a service fee will be made to a securities dealer unless that dealer has sold shares of the Company, exclusive of the Money Market Fund, that are outstanding for a minimum of 12 months and that are valued in excess of $1,000,000 or, with respect to the Money Market Fund, has sold shares of the Company valued in excess of $1,000,000.

The Distribution Plan was approved on September 4, 1987 by the Board of Directors, and separately by all directors who are not interested persons of the Company and who have no direct or indirect interest in the Distribution Plan or related arrangements (the "Rule 12b-1 Directors"). The Distribution Plan was approved by the shareholders of each Fund at the meeting of shareholders held April 21, 1988. The Distribution Plan will continue in effect from year to year if approved by the votes of a majority of the Company's Board of Directors and the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. All material amendments to the Distribution Plan must be likewise approved by the Board of Directors and the Rule 12b-1 Directors. The Distribution Plan may be terminated, without penalty, at any time by vote of a majority of the Rule 12b-1 Directors or by vote of a majority of the outstanding shares of the Company, on 60 days written notice. The Distribution Plan may not be amended to increase materially the amount of expenditures under the Distribution Plan unless such amendment is approved by a vote of the voting securities of each Fund. The Distribution Plan does not provide for any charges to the Company for excess amounts expended by the Distributor and, if the Distribution Plan is terminated in accordance with its terms, the obligation of the Company to make payments to the Distributor pursuant to the Distribution Plan will cease. The Distribution Plan does not provide for the reimbursement of the Distributor for any expenses of the Distributor attributable to the Distributor's "overhead".


For the years ended December 31, 1996, December 31, 1995 and 1994, $261,904, $186,402 and $134,885 was paid by the Company to the Distributor under the Plan of Distribution. Prior to the calendar year 1994 no payments had ever been made under the Distribution Plan.

                       OFFERING AND REDEMPTION OF SHARES

Shares of the Company are sold only at the Offering Price in effect at the time of the sale, which is determined in the manner set forth in the Prospectus under "PURCHASE OF SHARES". Shares of each Fund may also be acquired through special purchase and redemption plans which provide for reduced sales charges, as described in the Prospectus under "PURCHASE OF SHARES-REDUCED SALES CHARGES" AND "SHAREHOLDER SERVICES". The reason for the reduced sales charges in the case of rights of accumulation, the Letter of Intent, and qualified group purchases is that expenses associated with such purchases are generally less than other purchases of the Company's shares. Likewise, the purchase of the Company's shares by directors and present and retired officers and full time employees of the Company, the Investment Manager, the Investment Administrator and their affiliates, and their close family members or certain registered personnel of broker-dealers and their close family members do not involve the usual expenses associated with the purchase of the Company's shares.

The Company redeems all full and fractional shares of the Company at the net asset value per share applicable to each Fund. See "DETERMINATION OF NET ASSET VALUE" below. Redemptions are normally made in cash, but the Company has authority, at its discretion, to make full or partial payment by assignment to shareholders of portfolio securities at their value used in determining the redemption price. The Company, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Company has committed itself to pay to shareholders in cash, all such requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Fund's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to shareholders will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, a shareholder would incur brokerage costs should the shareholder wish to liquidate these portfolio securities.

The right to redeem shares or to receive payment with respect to any redemption of shares of any Fund may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that series is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission may by order permit for protection of shareholders of that Fund.

                       DETERMINATION OF NET ASSET VALUE


The net asset value of the shares of each Fund of the Company is normally determined immediately as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on each day during which the New York Stock Exchange is open for trading and at such other times when both the degree of trading in a Fund's portfolio securities would materially affect the net asset value of that Fund's shares and shares of that Fund were tendered for redemption or a repurchase order was received. The New York Stock Exchange is open from Monday through Friday except on the following national holidays: New Years Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities which are traded on national securities exchanges are valued at the last quoted sale price as of the close of business of the New York Stock Exchange or, lacking any quoted sales, at the mean between the closing bid and asked prices.

Securities traded in the over-the-counter market as part of the NASDAQ National Market system are valued at the last quoted sale price (at the close of the New York Stock Exchange) obtained from a readily available market quotation system or securities pricing services. If no sale took place, such securities are valued at the mean between the bid and asked prices.


Long-term U.S. Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices from bond pricing services.





Long-term publicly traded corporate bonds are valued at prices obtained from a bond pricing service when such prices are available or, when appropriate, from over-the-counter exchange quotations or from broker-dealers who make a market in that security.


Foreign securities denominated in foreign currencies are valued at representative quoted prices on the principal exchange of the country of origin and are converted to United States dollar equivalents using that day's current exchange rate (New York closing spot). Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of the New York Stock Exchange, which events may not be reflected in the computation of a Portfolio's net asset value. If, during such periods, events occur which materially affect the value of the securities of a Portfolio, and during such periods either shares are tendered for redemption or a purchase or sale order is received by the Company, such securities will be valued at fair value as determined in good faith by the Board.


All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or at the mean between the closing bid and asked prices, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such non-U.S. over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believes accurately reflects fair value.


With respect to the Money Market Fund, all money market instruments with a remaining maturity of 13 months or less held by the Fund are valued on an amortized cost basis, unless the Board of Directors determines that such method does not represent fair value. In addition, with respect to the other Funds, short-term debt instruments, including commercial paper and U.S. Treasury securities, with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless the Board of Directors determines that such method does not represent fair value. Under the amortized cost valuation method, the security is valued at cost on the date of purchase plus a constant proportionate amortization of any discount or premium calculated until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The amortized cost value of the security may be either more or less than the market value at any given time. If for any reason the fair market value of any security is not fairly reflected through the amortized cost method of valuation, such security will be valued by market quotations, if available, otherwise as determined in good faith by the Board of Directors.


Options and convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the mean between the closing bid and asked prices.


Futures contracts are valued as of their last sale price or, if there is no sale, at the mean between the closing bid and asked prices.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company using its best judgment.

                   MAINTENANCE OF NET ASSET VALUE PER SHARE
                           FOR THE MONEY MARKET FUND

It is the policy of the Money Market Fund to attempt to maintain a net asset value of $1.00 per share by utilizing the amortized cost method of valuation. Although the Money Market Fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that it will be able to do so on a continuous basis. If the Money Market Fund's net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent) the Board of Directors of the Company might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which the investor holds his/her shares and in receiving, upon redemption, a price per share lower than that which the investor paid. On the other hand, if the Money Market Fund's net asset value per share were to increase, or were anticipated to increase above $1.00 (rounded to the nearest one cent), the Board of Directors might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              TAXES AND DIVIDENDS

In order for each Fund to qualify for Federal income tax treatment as a regulated investment company ("RIC"), at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. In addition, gains realized on the sale or the disposition of securities held for less than three months must be limited to less than 30% of the Company's annual gross income. It is the Company's policy to comply with the provisions of the Internal Revenue Code of 1986 (the "Code") regarding distribution of investment income and capital gains so that each Fund will not be subject to Federal income tax on amounts distributed or an excise tax on certain undistributed income or capital gains.

Dividends from ordinary income will be declared daily and distributed monthly with respect to the Money Market Fund, and the Government Securities Fund, declared and distributed on a monthly basis with respect to the Tax-Exempt Fund and the Global Income Fund, declared and distributed on a quarterly basis with respect to the Total Return Fund, and on an annual basis with respect to the Growth and Income Fund and the Capital Appreciation Fund. Ordinary income of each Fund is generally the investment company taxable income, as defined in
Section 852(b) of the Code, determined (1) by excluding the amount of capital gains, if any, and (2) without allowance of the deduction for dividends paid.

A corporate shareholder may be entitled to take a deduction for income dividends it receives that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A dividend of capital gains net income reflects the Fund's excess of net long-term gains over its net short-term losses. Each Fund must designate which dividends are dividends of capital gains net income and must notify shareholders of this designation within sixty days after the close of the Fund's taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for these dividends.

If, in any taxable year, a Fund should not qualify as a RIC under the Code: (i) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders; and (ii) that Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), but may, in certain circumstances, qualify for the deduction for dividends received by corporations.

Certain currency gains or losses realized on disposition of foreign currencies and debt securities by any Fund, called "Section 988 Transactions," must be calculated separately. Such gains or losses are generally treated as ordinary income unless certain elections are made by a Fund. Such gains or losses will be included in each Fund's annual income dividend, as appropriate.

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), that Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" including a gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be impose on either the Fund or its shareholders with respect to deferred taxes arising from the distributions or gain. If a Fund were to purchase shares in a PFIC and (if the PFIC made the necessary information available) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90 percent and calendar year distribution requirements described above.

                       PERFORMANCE AND YIELD INFORMATION

                    COMPARISONS OF PERFORMANCE INFORMATION

From time to time, in reports and sale literature: (1) each Fund's performance or P/E ratio may be compared to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and Dow Jones Industrial Average so that the investor may compare that Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the United States stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Analytical Services, Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information; (iii) indices of stocks comparable to those in which the particular Fund invests; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in each Fund; (3) other government statistics such as Gross Domestic Product, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of each Fund or the general economic, business, investment, or financial environment in which each Fund operates; and (4) the effect of tax-deferred compounding on the particular Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the particular Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis.


From time to time advertisements and sales literature may refer to rankings and ratings of the Investment Manager and/or Jefferson-Pilot Corporation, Chubb Corporation, Chubb & Sons and Chubb Life Insurance Company of America and Chubb Service Corporation related to their size, performance, management and/or service as prepared by various trade publications, such as Dalbar, Pensions and Investments, SEI, CDA, Bests, and others.

Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual returns for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

When Lipper's rankings or performance results are used, a Fund will be compared to Lipper's appropriate fund category by fund objective and portfolio holdings. For instance, the Growth and Income Fund will be compared to funds within Lipper's growth and income fund category; the Government Securities Fund will be compared to funds within Lipper's income fund category; and so on. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. Since the assets in the Funds may change, a Fund may be ranked within one Lipper asset-sized class at one time and in another Lipper asset-size class at some other time. The Lipper rankings and performance analysis ranks funds on the basis of total return, assuming reinvestment of distribution, but does not take sales charges or redemption fees into consideration and is prepared without regard to tax consequences. Lipper also issues a monthly yield analysis for fixed-income funds. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question.

As noted above, the performance of a Fund may be compared, for example, to the record of the S&P 500 Index, as well as the Russell 2000 Index, the S&P MidCap 400 Index, the Bear Stearns Foreign Bond Index, the NASDAQ Composite Index and the Morgan Stanley Capital International's Europe Australia, Far Eastern ("EAFE") Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 80% of the market capitalization of the United States equity market. The Russell 2000 Index, the S&P MidCap 400 Index, the Bear Stearns Foreign Bond Index are unmanaged indices, the NASDAQ Composite Index and the Morgan Stanley Capital International's Euro. The NASDAQ Composite Index is comprised of all stocks on NASDAQ's National Market Systems, as well as other NASDAQ domestic equity securities. The NASDAQ Composite Index has typically included smaller, less mature companies representing 10% or 15% of the capitalization of the entire domestic equity market. The EAFE Index is comprised of more than 900 companies in Europe, Australia and the Far East. All of these indices are unmanaged and capitalization weighted. In general, the securities comprising the NASDAQ Composite Index are more growth oriented and have a somewhat higher beta and P/E ratio than those in the S&P 500 Index.

The total returns of all indices noted above will show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Index assumes reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences will not be included in such illustration, nor will brokerage or other fees or expenses of investing be reflected in the NASDAQ Composite, S&P 500, EAFE Index.

MONEY MARKET FUND


For the seven days ended December 31, 1996, the yield of the Money Market Fund expressed as a simple annualized yield was 4.62%; the yield of the Money Market Fund expressed as a compound effective yield was 4.72%. These figures reflect a portion of fees and other expenses of the Company which were waived or assumed during the stated period. Absent any waiver or assumption of fees and expenses, the yield expressed as a simple annualized yield would have been 3.90% and the yield expressed as a compound effective yield would have been 3.98%.


The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of total assets on an annualized basis for a seven-day period. The yield is expressed as a simple annualized yield and as a compound effective yield.


The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the seven-day period, dividends declared on such additional shares during the period, and expenses accrued during the period.

The compound effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

NON-MONEY MARKET FUNDS


The yield for the 30-day period ended December 31, 1996 for Tax-Exempt Fund, Government Securities Fund and the Global Income Fund was 4.19%, 6.53% and 5.13%, respectively. The tax equivalent yield for the Tax-Exempt Fund for the same period assuming federal tax brackets of 36%, and 39.6% was 6.55%, and 6.94%, respectively. These figures reflect a portion of fees and other expenses of the Company which were waived or assumed during the stated period. Absent any waiver or assumption of fees and expenses the yields the Tax-Exempt Fund, Government Securities Fund and the Global Income Fund would have been 3.51%, 5.84% and 4.67%, respectively, and the tax equivalent yields for the Tax-Exempt Fund of 36% and 39.6% tax brackets would have been 5.48%, and 5.81%, respectively.

This yield figure represents the net annualized yield based on a specified 30-day (or one month) period assuming a reinvestment and semiannual compounding of income. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price per share on the last day of the period, and annualizing the net result according to the following formula:


                                  A-B
                                  ---
                        Yield = 2 ((( CD   + 1) 6) - 1)
where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period. A tax equivalent yield is calculated by dividing that portion of the 30-day yield figure which is tax-exempt by one minus the effective federal income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


The average annual total return quotations for the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund for the 12 months ended December 31, 1996 were .12%, 11.19%, .90%, 16.36%, 21.12% and 2.73%, respectively. The average annual total return quotations for the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund and the Growth & Income Fund for the 5 years ended December 31, 1996 were 5.94%, 11.08%, 6.18%, and 13.18%, respectively. The average annual total return quotations for these Funds since the Company's inception on December 1, 1987 through December 31, 1996 were 8.57%, 12.76%, 8.10%, and 14.15%, respectively. Additionally the Capital Appreciation Fund and the Global Income Funds average total return for the 12 months ended December 31, 1996 for these funds were 21.12%, 2.73%, respectively and since inception September 1, 1995 were 19.39% and 4.55%, respectively. These figures reflect a portion of fees and other expenses of the Company which were waived or assumed during the stated period.


These average annual total return figures represent the average annual compound rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the specified Fund at the maximum public offering price and the ending value of that account measured by the then current net asset value of that Fund assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:


                             T = (ERV/P) (1/n) - 1

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $1,000, and where N equals the number of years.


The Funds also may advertise non-standardized total return quotations, calculated in the same manner as the quotations stated above, except that the initial value used is the net asset value. Under this total return calculation, the average annual total return quotations for the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund, the Growth and Income Fund, the Capital Appreciation Fund and the Global Income Fund for the 12 months ended December 31, 1996 were 3.19%, 17.04%, 4.00%, 22.50%, 27.53% and 5.95%, respectively. Under this same calculation, the average annual total return quotations for the Government Securities Fund, the Total Return Fund, the Tax-Exempt Fund and the Growth & Income Fund for the 5 years ended December 31, 1996 were 6.59%, 12.23%, 6.82%, and 14.35%, respectively. Under this same calculation, the average annual total return quotations for these Funds since the Company's inception on December 1, 1987 through December 31, 1996 are 8.93%, 13.40%, 8.46%, and 14.80%, respectively. In addition under the same calculation the average annual total return for the Capital Appreciation Fund and the Global Income Fund since their inception September 1, 1995 through December 31, 1996 are 24.10% and 6.97%, respectively.

                             FINANCIAL STATEMENTS


The financial statements contained in the Company's December 31, 1996 Annual Report to shareholders are incorporated herein by reference.

                            ADDITIONAL INFORMATION

NAME AND SERVICE MARK


The Chubb Corporation has in conjunction with its sale of Chubb Life to Jefferson-Pilot Corporation granted the Company the right to use the "Chubb" name and service mark.

                                     PART C
                               OTHER INFORMATION

Item  24.  Financial Statements and Exhibits


           Filed as part of this Prospectus:
             Financial Highlights

       (a) Financial Statements
             The financial statements contained in the Company's December 31, 1996 Annual Report to shareholders are incorporated by reference in the Company's Statement Of Additional Information./9/


       (b) Exhibits


1.   a.    Amended and Restated Articles of Incorporation./2/

           b. Articles Supplementary to the Amended and Restated Articles of Incorporation./6/

           c. Articles Supplementary to the Amended and Restated Articles of Incorporation./8/

2.   Amended and Restated By-Laws./4/

3.   Not applicable.

4.   a.  Specimen of Certificate of Stock of the Chubb Money
     Market Fund./1/

           b. Specimen of Certificate of Stock of the Chubb Government Securities Fund ./1/

           c.  Specimen of Certificate of Stock of the Chubb Total Return
     Fund./1/

           d.  Specimen of Certificate of Stock of the Chubb Tax-Exempt Fund./l/

           e. Specimen of Certificate of Stock of the Chubb Growth and Income Fund./5/

           f. Specimen of Certificate of Stock of the Chubb Capital Appreciation Fund./8/

           g.  Specimen of Certificate of Stock of the Chubb Global Income
     Fund./8/

5. a. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Money Market Fund./1/

           b. Technical Amendment to Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Money Market

       Fund./3/

       c. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Government Securities Fund./l/

       d. Technical Amendment to Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Government Securities Fund. /3/

       e. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Total Return Fund./l/

       f. Technical Amendment to Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Total Return Fund./3/

       g. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Tax-Exempt Fund./l/

       h.  Technical Amendment to Investment Management Agreement between
       Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Tax-Exempt Fund./3/

       i. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Growth Fund, (now known as the Chubb Growth and Income Fund)./l/

       j. Technical Amendment to Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Growth Fund./3/

       k. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Capital Appreciation Fund./8/

       1. Investment Management Agreement between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. with respect to Chubb Global Income Fund./8/

6. a. Fund Distribution Agreement between Chubb Investment Funds, Inc. and Chubb Securities Corporation./1/

         b.  Specimen Copy of Selected Dealers Agreement./l/

7.   Not applicable.

8. Custodial Services Agreement between Chubb Investment Funds, Inc. and Citibank, N.A./l/

9. a. Shareholder Services Agreement between Chubb Investment Funds, Inc. and Firstar Trust Company./7/

     b. Agreement for Waiver of Fees and Assumption of Expenses between Chubb Investment Funds, Inc., Chubb Investment Advisory Corporation, Chubb Asset Managers, Inc., Chubb Securities Corporation, and Chubb Life Insurance Company of New Hampshire./4/

10. Opinion and Consent of Counsel as to legality of the securities being registered. /1/

         a. Opinion and Consent of Counsel as to legality of the securities being registered./8/



12.  Not applicable.


13. Stock Subscription Agreement between Chubb Investment Funds, Inc. and Chubb Life Insurance Company of America./1/


15.  Rule 12b-1 Plan. /1/


16.  NA


17.  NA


19.  Consent of Freedman, Levy, Kroll & Simonds./1/


20.  Power of Attorney.*


27.


99.1 Consent of Ernst & Young LLP.*


99.2 Stock Subscription Agreement between Chubb Investment Funds, Inc. and Chubb Life Insurance Company of America.*


99.3 Fee Table Information and Schedule of Computation Information.


99.4 Diagram of Subsidiaries of The Chubb Corporation.*


99.5 Price Make-up Sheet.*

/1/ Incorporated by reference to earlier filing on September 17, 1987, SEC File No. 33-147367, to the exhibit number indicated on that Form N-lA Registration Statement.

/2/ Incorporated by reference to earlier filing on April 28, 1988, SEC File No. 33-147367, to the exhibit number indicated on that Form N-lA Registration Statement.

/3/ Incorporated by reference to earlier filing on April 17, 1989, SEC File No. 33-147367, to the exhibit number indicated on that Form N-lA Registration Statement.

/4/ Incorporated by reference to earlier filing on April 15, 1991, SEC File No. 33-14737, to the exhibit number indicated on that Form N-lA Registration Statement.

/5/ Incorporated by reference to earlier filing on April 22, 1992, SEC File No. 33-14737, to the exhibit number indicated on that Form N-1A Registration Statement.

/6/ Incorporated by reference to earlier filing on April 23, 1994, SEC File No. 33-14737, to the exhibit number indicated on that Form N1-A Registration Statement.

/7/ Incorporated by reference to earlier filing on April 17, 1995, SEC File No. 33-14737, to the exhibit number indicated on that Form N-lA Registration Statement.

/8/ Incorporated by reference to earlier filing on June 16, 1995, SEC File No. 33-14737, to the exhibit number indicated on that Form N-lA Registration Statement.


/9/ Incorporated by reference to Annual Report to Shareholders filed on February 29, 1996, SEC File No. 33-14737.


*Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant No person is directly or indirectly controlled by Registrant.

The information in the Registrant's Statement of Additional Information dated April 1, 1996 relating to ownership by Chubb Life Insurance Company of America ("Chubb Life") and its affiliated companies of outstanding shares of the Company is incorporated herein by reference.

Chubb Life is a wholly-owned subsidiary of The Chubb Corporation, a New Jersey corporation. Chubb Life owns all of the outstanding shares of Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a Tennessee corporation, which is the Investment Administrator of the Registrant. Chubb Asset Managers, Inc. ("Chubb Asset"), a Delaware corporation, which is the

Investment Manager for the Registrant, is a wholly-owned subsidiary of The Chubb Corporation. The principal underwriter and Distributor for the Registrant, Chubb Securities Corporation, a New Hampshire corporation, is a wholly-owned subsidiary of Chubb Life. A diagram of the subsidiaries of The Chubb Corporation has been filed herein as Exhibit 17.

Item 26.  Number of Holders of Securities
As of March 31, 1997.

                                                               (2)
       (1)                                               Number of
       Title of Class                               Record Holders
       --------------                               --------------
Chubb Money Market Fund; $.01 par value                        698
Chubb Government Securities Fund; $.01 par value               637
Chubb Total Return Fund; $.01 par value                       2051
Chubb Tax-Exempt Fund; $.01 par value                          654
Chubb Growth and Income Fund; $.01 par value                  2834
Chubb Capital Appreciation Fund; $.01 par value                704
Chubb Global Income Fund; $.01 par value                       119

     Chubb Life is the successor-in-interest to Chubb Life Insurance Company of New Hampshire, which had provided the initial capital to the Company by purchasing 100,000 shares of the Chubb Money Market Fund and 10,000 shares each of the Chubb Government Securities Fund, the Chubb Total Return Fund, the Chubb Tax-Exempt Fund, the Chubb Growth and Income Fund, the Chubb Capital Appreciation Fund and the Chubb Global Income Fund, respectively.

Item 27.  Indemnification

Reference is made to Article VII, Section 10 of the Registrant's Amended and Restated Articles of Incorporation filed herein as Exhibit 1 to this Registration Statement and to Article V of the Registrant's By-Laws filed herein as Exhibit 2 to this Registration Statement. The Articles of Incorporation provide that neither an officer nor director of the Registrant will be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as an officer or director, except to the extent such limitation of liability is not otherwise permitted by law. The By-Laws provide that the Registrant will indemnify its directors and officers to the extent permitted or required by Maryland law. A resolution of the Board of Directors specifically approving payment or advancement of expenses to an officer is required by the By-Laws. Indemnification may not be made if the director or officer has incurred liability by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his/her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are
 (1) a final decision by a court or other-body before whom the proceeding is brought that the director or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the director or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of directors who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the director or officer agrees to repay the advance (if it is determined that he/she is not entitled to the indemnification) and one of three other conditions is satisfied:
(1) the director or officer provides security for his/her agreement to repay,
(2) the Registrant is insured against loss by reason of lawful advances, or '(3) the directors who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the director or officer will be found entitled to indemnification.
The directors and officers are currently covered for liabilities incurred in their capacities as such directors and officers under the terms of a joint liability insurance policy. This policy also covers the directors and officers of Chubb Investment Advisory, Chubb Asset and Chubb America Fund, Inc. The policy also insures the Registrant, Chubb Investment Advisory, Chubb Asset and Chubb America Fund, Inc. for errors and omissions liabilities.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager and Investment Administrator

     Chubb Investment Advisory was formed in 1984 and, since 1985, has served as an investment manager to Chubb America Fund, Inc., and to Chubb Series Trust, One Granite Place, Concord, New Hampshire 03301.

     Chubb Asset was formed in 1986 and was not previously engaged in any business. It also serves as sub-investment manager for the Bond Portfolio, the Money Market Portfolio, and the Growth and Income Portfolio of Chubb America Fund, Inc.

     Set forth below in the following tables is certain information about the officers and directors of Chubb Investment Advisory and Chubb Asset.

Chubb Investment Advisory

Name of                        Positions
Director/Officer of            with Chubb         Other Business, Profession,
Chubb                          Investment         Vocation or Employment
Investment Advisory            Advisory           During Past Two Years
-------------------            ----------         ---------------------------
Ronald R. Angarella            President          Senior Vice President,
                                                  Chubb Life, Chairman and
                                                  President, Chubb Securities
                                                  and Hampshire Funding,
                                                  Inc.; President and
                                                  Director, Hampshire
                                                  Syndications, President and
                                                  Director, Chubb America
                                                  Fund, Inc.; President Chubb
                                                  Series Trust

Name of
Director/Officer of            Positions
Chubb                          with Chubb         Other Business, Profession,
Investment                     Investment         Vocation or Employment
Advisory                       Advisory           During Past Two Years
-------------------            ----------         ---------------------------
Charles C. Cornelio            Secretary          Vice President and General Counsel
                                                  of the Registrant and Chubb America
                                                  Fund, Inc.; Vice President General
                                                  Counsel and Secretary of Chubb
                                                  Securities Corporation and Hampshire
                                                  Funding, Inc.; Vice President,
                                                  Counsel and Assistant Secretary of
                                                  Chubb Life and Chubb America Service
                                                  Corporation.

John A. Weston                 Treasurer          Assistant Vice President and Mutual
                                                  Fund Accounting Officer of Chubb Life;
                                                  Treasurer of the Registrant, Chubb
                                                  America Fund, Inc., Chubb Securities
                                                  Corporation, Hampshire Funding, Inc.
                                                  and Chubb Series Trust; previously,
                                                  Financial Reporting Officer of Chubb
                                                  Life.

Marjorie D. Raines             Director           Vice President of The Chubb
                                                  Corporation and Chubb Asset; Senior
                                                  Vice President of Federal Insurance
                                                  Company and Chubb & Son, Inc.

Name of
Director/Officer of            Positions
Chubb                          with Chubb         Other Business, Profession,
Investment                     Investment         Vocation or Employment
Advisory                       Advisory           During Past Two Years
-------------------            ----------         ---------------------------
Michael O'Reilly               Senior Vice        President and Director of
                               President and      the Registrant; Senior Vice
                               Director           President and Chief Investment Officer
                                                  of The Chubb Corporation; Director,
                                                  President and Chief Operating Officer
                                                  of Chubb Asset; Senior Vice President
                                                  of Federal Insurance Company and Chubb
                                                  & Son, Inc.

Name of                        Positions
Director/Officer of            with Chubb         Other Business, Profession,
Chubb                          Investment         Vocation or Employment
Investment Advisory            Advisory           During Past Two Years
-------------------            ----------         ----------------------------
Carol R. Hardiman              Assistant          Vice President, Chubb Securities
                               Vice               Corporation and Hampshire Funding,
                               President          Inc.

Shari J. Lease                 Assistant          Assistant Vice President and Counsel
                               Secretary          of Chubb Life and Secretary of the
                                                  Registrant, Chubb America Fund, Inc.
                                                  Chubb Series Trust and Chubb Asset


Chubb Asset

                               Positions          Other Business, Profession,
Name of                        with Chubb         Vocation or Employment
Director/Officer               Asset              During Past Two Years
----------------               ----------         ---------------------------
Dean R. O'Hare                 Director,          Director and Chairman of The Chubb
                               Chairman and       Corporation; Managing Director and
                               Chief              Chairman of Chubb & Son Inc.;
                               Executive          Director, Chairman and President of
                               Officer            Federal Insurance Company


Chubb Asset
                               Positions          Other Business, Profession,
Name of                        with Chubb         Vocation or Employment
Director/Officer               Asset              During Past Two Years
----------------               -----------        ----------------------------
Michael O'Reilly               Director,          Senior Vice President and
                               President and      Chief Investment Officer of
                               Chief              The Chubb Corporation;
                               Operating          President and Director
                               Officer            of the Registrant; Senior
                                                  Vice President of Chubb &
                                                  Son Inc., Federal Insurance
                                                  Company, and Chubb
                                                  Investment Advisory

Marjorie D. Raines             Senior Vice        Vice President of The Chubb
                               President          Corporation; Vice President
                                                  of Federal Insurance
                                                  Company and Chubb & Son
                                                  Inc.

Ned I. Gerstman                Senior Vice        Vice President of The Chubb
                               President          Corporation, Chubb & Son
                                                  Inc. and Chubb Life

Frederick W.                   Senior Vice        Vice President of The Chubb
Gaernter                       President          Corporation and Chubb & Son
                                                  Inc.; formerly, Vice
                                                  President of Salomon
                                                  Brothers, Inc.

Gail Devlin              Director                              Senior Vice President of
                                                               The Chubb Corporation

Henry G. Gulick          Secretary                             Vice President and Secretary of The
                                                               Chubb Corporation and Federal
                                                               Insurance Company, Senior Vice
                                                               President and Secretary of Chubb &
                                                               Son Inc.

Philip Semplier          Treasurer                             Vice President and Treasurer of The
                                                               Chubb Corporation and Federal
                                                               Insurance Company; Senior Vice
                                                               President and Treasurer of Chubb &
                                                               Son Inc.

Robert Witkoff           Senior                                Portfolio Manager for the Chubb
                         Vice                                  Corporation
                         President

Thomas J. Swartz         Vice                                  Portfolio Manager for the Chubb
                         President                             Corporation

William Clarkson         Assistant                             Securities Analyst for the Chubb
                         Vice                                  Corporation
                         President

Paul Geyer               Assistant                             Securities Analyst for the Chubb
                         Vice                                  Corporation
                         President

Item 29.  Principal Underwriters

The names, principal business addresses, positions and offices with Chubb Securities Corporation, and positions and offices with the Registrant, of each director or officer of Chubb Securities

Corporation who is a director or officer of the Registrant are:

Name and Principal       Positions and       Positions and Offices
Business Address         Offices with        with the Registrant
                         Chubb Securities

Ronald R. Angarella      Chairman and        Senior Vice President
One Granite Place        President           and Director
Concord, NH 03301

Charles C. Cornelio      Secretary and       Vice President and
One Granite Place        Counsel             General Counsel
Concord, NH 03301

John A. Weston           Treasurer           Treasurer
One Granite Place
Concord, NH 03301

Item 30.  Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These records include records relating to activities of these entities required to be maintained under Rules 31a-1 and 31a-2 of the 1940 Act, records relating to applicable federal and state tax laws, and records under any other law or administrative rules or procedures applicable to the Company. The services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the

1940 Act and such records will be surrendered promptly on request:

Citibank, N.A., 111 Wall Street, New York, New York 10043 (records relating to activities of the custodian and any subcustodian); Chubb Asset Managers, Inc., 15 Mountain View Road, Warren, New Jersey 07061 (records relating to activities of the Investment Manager); Chubb Securities Corporation, One Granite Place, Concord, New Hampshire 03301 (records relating to activities of the Distributor); Firstar Trust Company 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207 (records relating to the activities of the Transfer Agent), and Chubb Investment Advisory Corporation, One Granite Place, Concord, New Hampshire 03301 (all books and records not maintained by the Company's Custodian, Investment Manager, Distributor or Transfer Agent).

Item 31.  Management Services

     Not applicable

Item 32.  Undertakings

     Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities' Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Warren, and State of New Jersey, on the 21st day of April 1997.

                                         CHUBB INVESTMENT FUNDS INC.

                                         By  *
                                             _______________________________
                                               Michael O'Reilly, President

                               POWER OF ATTORNEY

Each of the undersigned Officers and Directors of Chubb Investment Funds, Inc. (the "Company") whose signatures appear below hereby makes, constitutes and appoints Shari J. Lease, Ronald Angarella and Charles C. Cornelio, and each of them acting individually, his/her true and lawful attorneys with power to act without any other and with full power of substitution, to execute, deliver and file in each of the undersigned Officers' and Directors' capacity or capacities as shown below, this Registration Statement and any and all documents in support of this Registration Statement or supplement thereto, and any and all amendments, including any and all post-effective amendments to the foregoing; and said Officers and Directors hereby grants to said attorneys, and to any one or more of them, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as each of said Officers and Directors might or could do personally in his/her capacity or capacities as aforesaid, and each of said Officers and Directors ratifies, confirms and approves all acts and things which said attorneys or attorney might do or cause to be done by virtue of this Power of Attorney and his/her signature as the same may be signed by said attorney or attorneys, or any one or more of them to this Registration Statement and any and all amendments thereto, including any and all post-effective amendments to the foregoing.




Name                          Title                         Date

*                             President, Principal     April 21, 1997
 _______________________      Executive Officer
Michael O'Reilly              and Director


/s/RONALD R. ANGARELLA        Senior Vice President    April 21, 1997
 -----------------------
Ronald R. Angarella           and Director


*                             Director                 April 21, 1997
 _______________________
James J. Weisbart


*                             Director                 April 21, 1997
 _______________________
Michael D. Coughlin


*                             Director                 April 21, 1997
 _______________________
Elizabeth S. Hager


/s/JOHN A. WESTON             Treasurer, Principal     April 21, 1997
  ----------------------
John A. Weston                Financial Officer
                              and Principal
                              Accounting Officer
*By
  /s/RONALD R. ANGARELLA      Senior Vice President    April 21, 1997
  ----------------------
  Ronald R. Angarella,
   attorney-in-fact

Exhibit                                                     Sequentially
Number          Description                                 Numbered Page
------          -----------                                 -------------
Exhibit 27.1    Financial Data Schedules, All Portfolios

99.1            Consent of Ernst & Young LLP

99.2            Schedule of Computation of Performance

99.3            Diagram of Subsidiaries of The Chubb
                Corporation

99.4            Price Make-up Sheet.